                               [NATIONWIDE LOGO]




                                  NATIONWIDE(R)
                                    VARIABLE
                                     ACCOUNT


                                  ANNUAL REPORT
                                       TO
                                 CONTRACT OWNERS
                                DECEMBER 31, 2001




                        NATIONWIDE LIFE INSURANCE COMPANY

                           HOME OFFICE: COLUMBUS, OHIO


APO-717-12/01

                               [NATIONWIDE LOGO]


                        NATIONWIDE LIFE INSURANCE COMPANY
                ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220



                          [PHOTOGRAPH JOSEPH J. GASPER]


                               PRESIDENT'S MESSAGE


We at Nationwide Life Insurance Company are pleased to bring you the 2001 annual report of the Nationwide Variable Account.

During 2001 we continued to upgrade and enhance our technology capabilities for service excellence. We made significant investments to expand our Internet and telephone voice response systems to improve the ease with which our customers and business partners do business with Nationwide. We continued our strategic investment in new product design, and we reaffirm our commitment to develop competitive and innovative life and retirement saving products to meet the ever-changing needs of our customers. Nationwide is an acknowledged trailblazer in the financial services business and we have the greatest resolve to continue to earn this leadership position. As always, we welcome your candid and informed feedback on your service experience with Nationwide.

It has been a tough couple of years for equity investors. The equity markets had a long run in the '90s and it has taken longer than many expected to wring-out those excesses. Economic statistics appear to be pointing to an improved busi-ness and economic climate. And, we are hopeful this is the precursor for improved equity performance in the near future.

We sincerely appreciate your patronage and we look forward to helping you meet your future financial planning and retirement savings goals.





                                 /s/ Joseph J. Gasper

                              Joseph J. Gasper, President
                                    February 20, 2002



                                             3
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                                       4
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HOW TO READ THE ANNUAL REPORT

This annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available from those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide Variable Account. Rules and regulations of the U.S. Securities and Exchange Commission and recognized conventions of accounting principles generally accepted in the United States of America prescribe the format and content of this report.

We also invite you to call our service center at 1-800-848-6331 if you have questions about your account, or you may access your account using our voice response unit. And, please visit our web-site at www.nwservicecenter.com for additional information about your contract and to learn more about other products and services offered by Nationwide Financial.

THE ANNUAL REPORT HAS FOUR MAJOR FINANCIAL SECTIONS:

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

This statement begins on page 6 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their fair value as of the close of business on December 31, 2001. The mutual funds are listed in alphabetical order. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total fair value of the funds is equal to the Total investments of the variable account.

Accounts receivable, if applicable, represents an asset of the variable account for fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal Total assets of the variable account.

Accounts payable, if applicable, is a liability of the variable account for fund shares redeemed by contract owners but not yet deducted from Total investments.

The Accounts receivable and Accounts payable balances are aggregated and presented as a net amount.

Total assets minus Accounts payable equals Contract owners' equity. A summary of Contract owners' equity by fund series may be found on page 51. This summary also includes certain performance measures for each fund series for the period indicated.

STATEMENT OF OPERATIONS, STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

These statements begin on page 10 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The STATEMENT OF OPERATIONS shows income and expenses to the variable account from Investment activity for reinvested dividends and capital gain distributions paid by the underlying mutual funds; and expenses included are the mortality, expense and, if applicable, an administration charge, which are assessed through the daily unit value calculation and that represent an expense to the variable account and its contract owners. This statement also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in fair value of the underlying fund shares.

The STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY includes Investment activity for income and expenses shown on the STATEMENT OF OPERATIONS. In addition, the Equity transactions section of this statement illustrates the receipt of purchase payments, as new contracts are sold or additional payments are made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money, as well as any contract level expenses. The sum of the above two sections represents the Net change in contract owners' equity which, when added to the beginning Contract owners' equity, equals Contract owners' equity at the end of the reporting period.

The CHANGES IN UNITS section illustrates the number of units purchased and redeemed for each mutual fund sub-account during the period reported.

NOTES TO FINANCIAL STATEMENTS, beginning on page 39, provide further disclosures about the variable account and its underlying contract provisions.

                          NATIONWIDE VARIABLE ACCOUNT
          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY
                               DECEMBER 31, 2001

ASSETS:

  Investments at fair value:
    American Century Growth Fund - Investor Class (ACGroI)
      587,162 shares (cost $16,016,702) ...................................................................              $11,461,407
    American Century Income & Growth Fund - Advisor Class (ACIncGroA)
      43,645 shares (cost $1,295,358) .....................................................................                1,192,807
    American Century Income & Growth Fund - Investor Class (ACIncGroI)
      314,299 shares (cost $9,596,707) ....................................................................                8,596,073
    American Century International Growth Fund - Advisor Class (ACIntGrA)
      21,749 shares (cost $233,176) .......................................................................                  173,120
    American Century International Growth Fund - Investor Class (ACIntlGrI)
      281,372 shares (cost $2,839,938) ....................................................................                2,242,534
    American Century Short-Term Government Fund - Investor Class (ACSTGvtI)
      243,391 shares (cost $2,285,606) ....................................................................                2,321,954
    American Century Ultra Fund - Investor Class (ACUltraI)
      815,782 shares (cost $28,381,749) ...................................................................               22,548,212
    Credit Suisse Emerging Growth Fund - Common Shares (CSWPEmGro)
      156,507 shares (cost $6,670,663) ....................................................................                4,224,131
    Credit Suisse Global Fixed Income Fund - Common Shares (CSWPGIFixI)
      19,758 shares (cost $193,711) .......................................................................                  189,475
    Delaware Delchester Fund Institutional Class (DeHYBd)
      135,390 shares (cost $663,328) ......................................................................                  403,463
    Dreyfus A Bonds Plus, Inc (DryABds)
      201,350 shares (cost $2,789,941) ....................................................................                2,740,375
    Dreyfus Appreciation Fund, Inc (DryApp)
      87,879 shares (cost $3,776,183) .....................................................................                3,341,168
    Dreyfus Balanced Fund, Inc (DryBal)
      109,925 shares (cost $1,663,694) ....................................................................                1,544,451
    Dreyfus Emerging Leaders Fund (DryELead)
      2,184 shares (cost $80,216) .........................................................................                   75,928
    The Dreyfus Premier Third Century Fund, Inc - Class Z (Dry3dCen)
      212,437 shares (cost $2,730,843) ....................................................................                1,894,939
    Dreyfus S&P 500 Index Fund (Dry500Ix)
      626,855 shares (cost $24,156,170) ...................................................................               20,949,501
    Evergreen Equity Income Fund - Class I (EvInc)
      35,566 shares (cost $751,849) .......................................................................                  723,766
    Federated Equity Income Fund - Class F Shares (FedEqInF)
      1,870 shares (cost $34,335) .........................................................................                   31,003
    Federated High Yield Trust (FedHiYld)
      86,117 shares (cost $591,939) .......................................................................                  507,232
    Federated Intermediate Income Fund - Institutional Service Class (FedIntInc)
      9,303 shares (cost $92,820) .........................................................................                   92,477

    Federated Investment Series Funds, Inc -
    Federated Bond Fund - Class F Shares (FedBdFd)
      227,412 shares (cost $2,008,677) ........................................................................            1,971,665
    Fidelity(R) Advisor Balanced Fund - Class A (FABalA)
      42,750 shares (cost $696,386) ...........................................................................              660,916
    Fidelity(R) Advisor Balanced Fund - Class T (FABal)
      77,516 shares (cost $1,354,527) .........................................................................            1,203,820
    Fidelity(R) Advisor Equity Growth Fund - Class A (FAEGroA)
      7,664 shares (cost $376,787) ............................................................................              369,778
    Fidelity(R) Advisor Equity Income Fund - Class A (FAEqIncA)
      52,514 shares (cost $1,305,601) .........................................................................            1,260,338
    Fidelity(R) Advisor Equity Income Fund - Class T (FAEqInc)
      104,203 shares (cost $2,699,942) ........................................................................            2,528,997
    Fidelity(R) Advisor Growth Opportunities Fund - Class A (FAGrOppA)
      7,086 shares (cost $252,312) ............................................................................              201,537
    Fidelity(R) Advisor Growth Opportunities Fund - Class T (FAGrOpp)
      185,925 shares (cost $8,036,188) ........................................................................            5,347,211
    Fidelity(R) Advisor High Yield Fund - Class T (FAHiYld)
      267,481 shares (cost $2,563,160) ........................................................................            2,238,818
    Fidelity(R)Advisor Overseas Fund - Class A (FAOvA)
      3,138 shares (cost $44,661) .............................................................................               42,702
    Fidelity(R) Asset Manager(TM) (FidAsMgr)
      339,808 shares (cost $5,964,826) ........................................................................            5,267,024
    Fidelity(R) Capital & Income Fund (FidCapInc)
      93,706 shares (cost $858,722) ...........................................................................              635,328
    Fidelity(R) Equity-Income Fund (FidEqInc)
      236,122 shares (cost $12,430,272) .......................................................................           11,515,672
    Fidelity(R) Magellan(R) Fund (FidMgln)
      300,496 shares (cost $35,319,413) .......................................................................           31,317,718
    Fidelity(R) Puritan(R) Fund (FidPurtn)
      715,270 shares (cost $13,728,115) .......................................................................           12,638,815
    Fidelity(R) VIP Fund - High Income Portfolio: Initial Class (FidVIPHI)
      10,927 shares (cost $121,674) ...........................................................................               70,042
    Franklin Mutual Series Fund, Inc.: Mutual Shares Fund - Class A (FranMutSer)
      169,220 shares (cost $3,459,830) ........................................................................            3,277,793
    Franklin Small Cap Growth Fund I - Class A (FrSmCapGr)
      27,401 shares (cost $983,517) ...........................................................................              854,080
    Franklin Value Investors Trust: Franklin Balance Sheet Investment Fund - Class A (FrBSInv)
      6,110 shares (cost $243,204) ............................................................................              244,515
    Invesco Dynamics Fund - Investor Class (InvDynam)
      494,765 shares (cost $12,877,665) .......................................................................            7,881,602
    Invesco Small Company Growth Fund - Investor Class (InvSmCoGr)
      29,435 shares (cost $428,318) ...........................................................................              357,346
    Invesco Total Return Fund - Investor Class (InvTotRet)
      10,916 shares (cost $284,930) ...........................................................................              273,008
    Janus Adviser Balanced Fund (JanBal)
      13,291 shares (cost $309,329) ...........................................................................              304,367
    Janus Adviser International Fund (JanIntl)
      607 shares (cost $17,345) ...............................................................................               14,902
    Janus Adviser Worldwide Fund (JanWorld)
      36,087 shares (cost $1,194,742) .........................................................................            1,058,082


                                                                     (Continued)

                           NATIONWIDE VARIABLE ACCOUNT
     STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, CONTINUED


    Janus Fund (JanFund)
      617,003 shares (cost $24,689,330) ......................................................................            15,178,279
    Janus Twenty Fund (Jan20Fd)
      803,546 shares (cost $51,647,078) ......................................................................            30,904,388
    Janus Worldwide Fund (JanWrldwde)
      357,259 shares (cost $22,585,747) ......................................................................            15,662,237
    Lazard Small Cap Portfolio Open Shares (LazSmCap)
      80,022 shares (cost $1,479,939) ........................................................................             1,413,989
    MFS(R) Strategic Income Fund - Class A (MFSStratIncA)
      55,275 shares (cost $357,020) ..........................................................................               350,445
    Nationwide(R) Bond Fund - Class D (NWBdFd)
      222,962 shares (cost $2,055,177) .......................................................................             2,071,319
    Nationwide(R) Bond Index Fund - Class A (NWBdIx)
      1,184 shares (cost $12,618) ............................................................................                12,555
    Nationwide(R) Family of Funds - Gartmore Growth Fund - Class D (NWGroFd)
      221,338 shares (cost $2,828,199) .......................................................................             1,449,763
    Nationwide(R) Family of Funds - Gartmore Total Return Fund - Class D (NWFund)
      319,807 shares (cost $8,444,467) .......................................................................             5,788,514
    Nationwide(R) Family of Funds - Gartmore Value Opportunities Fund - Class A (NWValOp)
      254 shares (cost $3,267) ...............................................................................                 3,372
    Nationwide(R) Government Bond Fund - Class D (NWUSGvt)
      240,296 shares (cost $2,535,629) .......................................................................             2,494,269
    Nationwide(R) Investor Destinations Aggressive Fund - Service Class (NWIDAgg)
      1,401 shares (cost $11,048) ............................................................................                11,078
    Nationwide(R) Investor Destinations Conservative Fund - Service Class (NWIDCon)
      20 shares (cost $197) ..................................................................................                   197
    Nationwide(R) Investor Destinations Moderate Fund - Service Class (NWIDMod)
      20,863 shares (cost $188,924) ..........................................................................               187,145
    Nationwide(R) Investor Destinations Moderately Aggressive Fund -
    Service Class (NWIDModAg)
      201 shares (cost $1,664) ...............................................................................                 1,682
    Nationwide(R) Investor Destinations Moderately Conservative Fund -
    Service Class (NWIDModC)
      145 shares (cost $1,370) ...............................................................................                 1,364
    Nationwide(R) International Index Fund - Class A (NWIntlIx)
      287 shares (cost $2,029) ...............................................................................                 1,889
    Nationwide(R) Large Cap Growth Fund - Class A (PrLgCpGro)
      10,765 shares (cost $110,940) ..........................................................................                97,101
    Nationwide(R) Large Cap Value Fund - Class A (PrLgCpVal)
      57,364 shares (cost $632,920) ..........................................................................               589,128
    Nationwide(R) Mid Cap Market Index Fund - Class A (NWMdCpMkt)
      1,446 shares (cost $15,611) ............................................................................                15,931
    Nationwide(R) Money Market Fund - Prime Shares (NWMyMkt)
      15,422,239 shares (cost $15,422,239) ...................................................................            15,422,239
    Nationwide(R) Money Market Fund - Service Class (NWMyMkS)
      4,814,027 shares (cost $4,814,027) .....................................................................             4,814,027
    Nationwide(R) S&P 500 Index Fund - Service Class (NWIndxFd)
      249,258 shares (cost $2,831,860) .......................................................................             2,457,679

    Nationwide(R) SAT - J.P. Morgan NSAT Balanced Fund Class I (NSATBal)
      8,622 shares (cost $78,112) ..........................................................................                  81,049
    Nationwide(R) Small Cap Fund - Class A (PrSmCp)
      39,760 shares (cost $488,932) ........................................................................                 475,933
    Nationwide(R) Small Cap Index Fund - Class A (NWSmCpIx)
      847 shares (cost $7,782) .............................................................................                   8,051
    Neuberger Berman Equity Funds(R) - Guardian Fund - Investor Class Shares (NBEFGuard)
      348,683 shares (cost $6,503,910) .....................................................................               5,034,976
    Neuberger Berman Equity Funds(R) - Partners Fund - Investor Class Shares (NBEFPart)
      300,321 shares (cost $7,449,274) .....................................................................               6,243,676
    Neuberger Berman Equity Trust(R) - Genesis Fund - Trust Class Shares (NBETGen)
      153,082 shares (cost $4,147,968) .....................................................................               4,456,216
    Neuberger Berman Equity Trust(R) - Guardian Fund - Trust Class Shares (NBETGuard)
      21,199 shares (cost $245,981) ........................................................................                 241,460
    Neuberger Berman Equity Trust(R) - Partners Fund - Trust Class Shares (NBETPart)
      11,587 shares (cost $186,309) ........................................................................                 185,616
    Neuberger Berman Limited Maturity Bond Fund(R) - Investor Class Shares (NBIFLtdMat)
      123,914 shares (cost $1,186,928) .....................................................................               1,194,527
    Oppenheimer Capital Appreciation Fund A (OppCapApA)
      9,404 shares (cost $404,178) .........................................................................                 381,420
    Oppenheimer Global Fund A (OppGlob)
      308,438 shares (cost $16,254,513) ....................................................................              14,413,322
    Oppenheimer Strategic Income Fund A (OPStrInc)
      6,199 shares (cost $25,351) ..........................................................................                  23,556
    Phoenix-Oakhurst Balanced Fund - Class A (PhxBalFd)
      58,588 shares (cost $950,853) ........................................................................                 869,445
    PIMCO Total Return Fund - Class A (PimTotRet)
      42,423 shares (cost $448,747) ........................................................................                 443,742
    Strong Advisor Common Stock Fund - Class Z (StComStk)
      158,121 shares (cost $3,309,883) .....................................................................               3,127,643
    Strong Advisor Mid Cap Growth Fund - Class Z (StrMidCap)
      1,036 shares (cost $14,694) ..........................................................................                  14,466
    Strong Growth and Income Fund (StrGInc)
      949 shares (cost $20,590) ............................................................................                  19,242
    Strong Large Cap Growth Fund (StLCap)
      142,977 shares (cost $5,802,911) .....................................................................               3,367,101
    Templeton Foreign Fund - Class A (TemForFd)
      559,688 shares (cost $4,971,697) .....................................................................               5,177,113
                                                                                                                        ------------
          Total investments ................................................................................             321,477,236
    Accounts receivable ....................................................................................                  45,954
                                                                                                                        ------------
          Total assets .....................................................................................             321,523,190
ACCOUNTS PAYABLE ...........................................................................................                      --
                                                                                                                        ------------
CONTRACT OWNERS' EQUITY (NOTE 4) ...........................................................................            $321,523,190
                                                                                                                        ============




See accompanying notes to financial statements.
================================================================================

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 2001


                                                            TOTAL               ACGROI           ACINCGROA         ACINCGROI
                                                            -----               ------           ---------         ---------
INVESTMENT ACTIVITY:
    Reinvested dividends ........................        $   3,774,730                 --           7,961             95,941
    Mortality and expense risk charges (note 2) .           (4,269,448)          (160,657)         (9,290)          (117,307)
                                                         -------------         ----------         -------         ----------
         Net investment activity ................             (494,718)          (160,657)         (1,329)           (21,366)
                                                         -------------         ----------         -------         ----------

    Proceeds from mutual funds shares sold ......           95,753,757          1,742,970          81,831          1,370,414
    Cost of mutual fund shares sold .............         (101,843,523)        (1,788,439)        (97,805)        (1,271,290)
                                                         -------------         ----------         -------         ----------
         Realized gain (loss) on investments ....           (6,089,766)           (45,469)        (15,974)            99,124
    Change in unrealized gain (loss)
         on investments .........................          (53,035,461)        (2,748,088)        (53,911)        (1,014,164)
                                                         -------------         ----------         -------         ----------
         Net gain (loss) on investments .........          (59,125,227)        (2,793,557)        (69,885)          (915,040)
                                                         -------------         ----------         -------         ----------
    Reinvested capital gains ....................            1,636,743                 --              --                 --
                                                         -------------         ----------         -------         ----------
         Net increase (decrease) in contract owners'
           equity resulting from operations .....        $ (57,983,202)        (2,954,214)        (71,214)          (936,406)
                                                         =============         ==========         =======         ==========


                                                        ACINTGRA         ACINTLGRI           ACSTGVTI           ACULTRAI
                                                        --------         ---------           --------           --------
INVESTMENT ACTIVITY:
    Reinvested dividends ........................            250              8,667             99,022                 --
    Mortality and expense risk charges (note 2) .         (1,529)           (32,218)           (24,745)          (310,866)
                                                         -------         ----------         ----------         ----------
         Net investment activity ................         (1,279)           (23,551)            74,277           (310,866)
                                                         -------         ----------         ----------         ----------

    Proceeds from mutual funds shares sold ......          5,886          1,537,249          1,521,808          3,426,505
    Cost of mutual fund shares sold .............         (9,352)        (2,547,368)        (1,521,702)        (3,890,655)
                                                         -------         ----------         ----------         ----------
         Realized gain (loss) on investments ....         (3,466)        (1,010,119)               106           (464,150)
    Change in unrealized gain (loss)
         on investments .........................        (39,551)           187,997             38,413         (3,747,573)
                                                         -------         ----------         ----------         ----------
         Net gain (loss) on investments .........        (43,017)          (822,122)            38,519         (4,211,723)
                                                         -------         ----------         ----------         ----------
    Reinvested capital gains ....................             --                 --                 --                 --
                                                         -------         ----------         ----------         ----------
         Net increase (decrease) in contract owners'
           equity resulting from operations .....        (44,296)          (845,673)           112,796         (4,522,589)
                                                         =======         ==========         ==========         ==========


                                                            CSWPEMGRO           CSWPGIFIXI          DEHYBD             DRYABDS
                                                            ---------           ----------          ------             -------
INVESTMENT ACTIVITY:
    Reinvested dividends ........................          $        --              7,934             62,433            161,596
    Mortality and expense risk charges (note 2) .              (59,678)            (2,610)            (6,478)           (32,139)
                                                           -----------           --------           --------           --------
         Net investment activity ................              (59,678)             5,324             55,955            129,457
                                                           -----------           --------           --------           --------
    Proceeds from mutual funds shares sold ......              878,005            127,693            241,022            529,131
    Cost of mutual fund shares sold .............           (1,215,286)          (129,450)          (456,820)          (552,571)
                                                           -----------           --------           --------           --------
         Realized gain (loss) on investments ....             (337,281)            (1,757)          (215,798)           (23,440)
    Change in unrealized gain (loss)
         on investments .........................           (1,176,984)              (397)           123,400            (34,775)
                                                           -----------           --------           --------           --------
         Net gain (loss) on investments .........           (1,514,265)            (2,154)           (92,398)           (58,215)
                                                           -----------           --------           --------           --------
    Reinvested capital gains ....................                  423                 --                 --                 --
                                                           -----------           --------           --------           --------
         Net increase (decrease) in contract owners'
           equity resulting from operations .....          $(1,573,520)             3,170            (36,443)            71,242
                                                           ===========           ========           ========           ========


                                                            DRYAPP             DRYBAL           DRYELEAD          DRY3DCEN
                                                            ------             ------           --------          --------
INVESTMENT ACTIVITY:
    Reinvested dividends ........................            26,376             35,125               --                 --
    Mortality and expense risk charges (note 2) .           (39,642)           (18,369)            (869)           (26,143)
                                                           --------           --------           ------           --------
         Net investment activity ................           (13,266)            16,756             (869)           (26,143)
                                                           --------           --------           ------           --------
    Proceeds from mutual funds shares sold ......           493,999            412,654            2,162            355,882
    Cost of mutual fund shares sold .............          (571,846)          (456,557)          (2,354)          (425,874)
                                                           --------           --------           ------           --------
         Realized gain (loss) on investments ....           (77,847)           (43,903)            (192)           (69,992)
    Change in unrealized gain (loss)
         on investments .........................          (295,177)           (58,485)          (9,107)          (529,639)
                                                           --------           --------           ------           --------
         Net gain (loss) on investments .........          (373,024)          (102,388)          (9,299)          (599,631)
                                                           --------           --------           ------           --------
    Reinvested capital gains ....................                --                 --            1,792             15,395
                                                           --------           --------           ------           --------
         Net increase (decrease) in contract owners'
           equity resulting from operations .....          (386,290)           (85,632)          (8,376)          (610,379)
                                                           ========           ========           ======           ========

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF OPERATIONS, CONTINUED
YEAR ENDED DECEMBER 31, 2001


                                                            DRY500IX              EVINC            FEDEQINF          FEDHIYLD
                                                            --------              -----            --------          --------
INVESTMENT ACTIVITY:
    Reinvested dividends ........................          $   192,326             31,741              348             66,236
    Mortality and expense risk charges (note 2) .             (283,485)           (11,543)            (269)            (8,157)
                                                           -----------           --------           ------           --------
         Net investment activity ................              (91,159)            20,198               79             58,079
                                                           -----------           --------           ------           --------

    Proceeds from mutual funds shares sold ......            2,334,644            827,809            1,049            292,944
    Cost of mutual fund shares sold .............           (2,128,397)          (861,760)          (1,187)          (366,703)
                                                           -----------           --------           ------           --------
         Realized gain (loss) on investments ....              206,247            (33,951)            (138)           (73,759)
    Change in unrealized gain (loss)
         on investments .........................           (3,417,586)           (67,625)          (3,332)           (12,048)
                                                           -----------           --------           ------           --------
         Net gain (loss) on investments .........           (3,211,339)          (101,576)          (3,470)           (85,807)
                                                           -----------           --------           ------           --------
    Reinvested capital gains ....................                   --              2,100               --                 --
                                                           -----------           --------           ------           --------
         Net increase (decrease) in contract
           owners' equity resulting from
           operations ...........................         $(3,302,498)          (79,278)          (3,391)           (27,728)
                                                           ===========           ========           ======           ========


                                                         FEDINTINC          FEDBDFD            FABALA             FABAL
                                                         ---------          -------            ------             -----
INVESTMENT ACTIVITY:
    Reinvested dividends ........................           2,567            139,547            14,472             30,640
    Mortality and expense risk charges (note 2) .            (419)           (23,049)           (5,244)           (16,149)
                                                           ------           --------           -------           --------
         Net investment activity ................           2,148            116,498             9,228             14,491
                                                           ------           --------           -------           --------

    Proceeds from mutual funds shares sold ......             401            548,247            78,231            216,377
    Cost of mutual fund shares sold .............            (396)          (562,322)          (94,045)          (266,364)
                                                           ------           --------           -------           --------
         Realized gain (loss) on investments ....               5            (14,075)          (15,814)           (49,987)
    Change in unrealized gain (loss)
         on investments .........................            (343)            (7,955)           (8,285)            (1,848)
                                                           ------           --------           -------           --------
         Net gain (loss) on investments .........            (338)           (22,030)          (24,099)           (51,835)
                                                           ------           --------           -------           --------
    Reinvested capital gains ....................              --                 --                --                 --
                                                           ------           --------           -------           --------
         Net increase (decrease) in contract
          owners' equity resulting from
          operations ............................           1,810             94,468           (14,871)           (37,344)
                                                           ======           ========           =======           ========


                                                            FAEGROA          FAEQINCA           FAEQINC            FAGROPPA
                                                            -------          --------           -------            --------
INVESTMENT ACTIVITY:
    Reinvested dividends ........................          $     --             6,822             13,987             1,701
    Mortality and expense risk charges (note 2) .            (1,188)           (7,238)           (29,696)           (2,009)
                                                           --------           -------           --------           -------
         Net investment activity ................            (1,188)             (416)           (15,709)             (308)
                                                           --------           -------           --------           -------

    Proceeds from mutual funds shares sold ......            22,944            24,381            415,889            20,696
    Cost of mutual fund shares sold .............           (25,449)          (26,523)          (475,959)          (30,217)
                                                           --------           -------           --------           -------
         Realized gain (loss) on investments ....            (2,505)           (2,142)           (60,070)           (9,521)
    Change in unrealized gain (loss)
         on investments .........................            (7,009)          (33,857)           (85,400)          (22,757)
                                                           --------           -------           --------           -------
         Net gain (loss) on investments .........            (9,514)          (35,999)          (145,470)          (32,278)
                                                           --------           -------           --------           -------
    Reinvested capital gains ....................                --            16,306             71,379               141
                                                           --------           -------           --------           -------
         Net increase (decrease) in contract
           owners' equity resulting from
           operations ...........................          $(10,702)          (20,109)           (89,800)          (32,445)
                                                           ========           =======           ========           =======


                                                            FAGROPP              FAHIYLD              FAOVA         FIDASMGR
                                                           ----------           ----------            ------       ----------
INVESTMENT ACTIVITY:
    Reinvested dividends ........................              35,092              222,415               --           218,606
    Mortality and expense risk charges (note 2) .             (75,522)             (32,603)            (104)          (71,048)
                                                           ----------           ----------           ------        ----------
         Net investment activity ................             (40,430)             189,812             (104)          147,558
                                                           ----------           ----------           ------        ----------

    Proceeds from mutual funds shares sold ......           1,219,269            1,431,886              430         1,136,006
    Cost of mutual fund shares sold .............          (1,825,992)          (1,834,156)            (480)       (1,281,727)
                                                           ----------           ----------           ------        ----------
         Realized gain (loss) on investments ....            (606,723)            (402,270)             (50)         (145,721)
    Change in unrealized gain (loss)
         on investments .........................            (455,278)             136,572           (1,959)         (318,966)
                                                           ----------           ----------           ------        ----------
         Net gain (loss) on investments .........          (1,062,001)            (265,698)          (2,009)         (464,687)
                                                           ----------           ----------           ------        ----------
    Reinvested capital gains ....................               6,000                   --               --                --
                                                           ----------           ----------           ------        ----------
         Net increase (decrease) in contract
           owners' equity resulting from
           operations ...........................          (1,096,431)             (75,886)          (2,113)         (317,129)
                                                           ==========           ==========           ======        ==========


                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF OPERATIONS, CONTINUED
YEAR ENDED DECEMBER 31, 2001


                                  FIDCAPINC    FIDEQINC     FIDMGIN    FIDPURTN   FIDVIPHI   FRANMUTSER   FRSMCAPGR    FRBSINV
                                  ---------    --------     -------    --------   --------   ----------   ---------    -------
INVESTMENT ACTIVITY:
  Reinvested dividends            $  58,310     178,412     140,058     426,999      9,949      25,033       2,329      2,400
  Mortality and expense risk
    charges (note 2)                 (9,352)   (157,714)   (438,675)   (171,307)    (1,011)    (22,648)     (6,517)      (858)
                                  ---------  ----------  ----------  ----------    -------    --------    --------     ------
    Net investment activity          48,958      20,698    (298,617)    255,692      8,938       2,385      (4,188)     1,542
                                  ---------  ----------  ----------  ----------    -------    --------    --------     ------
  Proceeds from mutual funds
    shares sold                      83,536   2,900,994   3,792,295   1,782,933      1,959     565,079     100,071      5,790
  Cost of mutual fund
    shares sold                    (103,846) (2,423,951) (2,661,534) (1,891,676)    (3,085)   (576,056)   (148,064)    (5,419)
                                  ---------  ----------  ----------  ----------    -------    --------    --------     ------
    Realized gain (loss) on
    investments                     (20,310)    477,043   1,130,761    (108,743)    (1,126)    (10,977)    (47,993)       371
  Change in unrealized gain
    (loss) on investments           (70,369) (1,580,681) (5,936,182)   (717,902)   (18,301)   (159,615)    (56,764)     1,311
                                  ---------  ----------  ----------  ----------    -------    --------    --------     ------
    Net gain (loss) on
    investments                     (90,679) (1,103,638) (4,805,421)   (826,645)   (19,427)   (170,592)   (104,757)     1,682
                                  ---------  ----------  ----------  ----------    -------    --------    --------     ------
  Reinvested capital gains               --     273,431     249,290     247,301         --     189,188          --      6,481
                                  ---------  ----------  ----------  ----------    -------    --------    --------     ------
    Net increase (decrease)
    in contract owners' equity
    resulting from operations     $ (41,721)   (809,509) (4,854,748)   (323,652)   (10,489)     20,981    (108,945)     9,705
                                  =========  ==========  ==========  ==========    =======    ========    ========     ======


                                     INVDYNAM   INVSMCOGR    INVTOTRET    JANBAL    JANINTL     JANWORLD      JANFUND      JAN20FD
                                     --------   ---------    ---------    ------    -------     --------      -------     --------
INVESTMENT ACTIVITY:
  Reinvested dividends            $        --        --        3,636        4,144         54        1,421           --      268,195
  Mortality and expense risk
    charges (note 2)                 (119,026)    (3,409)     (2,305)      (1,653)       (129)     (8,910)    (225,381)    (457,678)
                                  -----------    -------     -------       ------      ------     -------     --------     --------
    Net investment activity          (119,026)    (3,409)      1,331        2,491         (75)     (7,489)    (225,381)    (189,483)
                                  -----------    -------     -------       ------      ------     -------    ---------    ---------
  Proceeds from mutual funds
    shares sold                     2,132,474     47,736      56,449       37,280         173     213,606    2,604,905    4,260,638
  Cost of mutual fund shares
    sold                           (3,366,652)   (75,384)    (59,588)     (38,458)       (217)   (281,763)  (3,175,633)  (4,233,525)
                                  -----------    -------     -------       ------      ------     -------    ---------   ----------
    Realized gain (loss) on
    investments                    (1,234,178)   (27,648)     (3,139)      (1,178)        (44)    (68,157)    (570,728)      27,113
  Change in unrealized gain
    (loss) on investments          (2,789,737)   (38,339)    (10,625)      (4,962)     (2,443)   (106,301)  (5,057,732) (13,574,505)
                                  -----------    -------     -------       ------      ------     -------    ---------   ----------
    Net gain (loss) on
    investments                    (4,023,915)   (65,987)    (13,764)      (6,140)     (2,487)   (174,458)  (5,628,460) (13,547,392)
                                  -----------    -------     -------       ------      ------     -------    ---------   ----------
  Reinvested capital gains             10,757         --       7,579           --          --          --           --           --
                                  -----------    -------     -------       ------      ------     -------    ---------   ----------
     Net increase (decrease)
     in contract owners'
     equity resulting from
     operations                   $(4,132,184)   (69,396)     (4,854)      (3,649)     (2,562)   (181,947)  (5,853,841) (13,736,875)
                                  ===========    =======     =======       ======      ======     =======    =========   ==========

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF OPERATIONS, CONTINUED
YEAR ENDED DECEMBER 31, 2001


                                         JANWRLDWDE    LAZSMCAP    MFSWGVT  MFSSTRATINCA   NWBDFD    NWBDIX    NWGROFD      NWFUND
                                         ----------    --------    -------  ------------   ------    ------    -------      ------
INVESTMENT ACTIVITY:
  Reinvested dividends                   $    4,428     1,225      7,059       10,047        87,357      291        --      37,594
  Mortality and expense risk charges
    (note 2)                               (237,898)  (10,663)    (3,166)      (1,858)      (19,569)     (63)  (19,480)    (79,788)
                                         -----------   -------    -------       ------     ---------   -----  --------    --------
    Net investment activity                (233,470)   (9,438)     3,893        8,189         67,788     228   (19,480)    (42,194)
                                         -----------   -------   -------       ------     ---------   -----  --------    --------
  Proceeds from mutual funds shares sold  3,084,543   487,624    492,600       79,036      1,095,962   1,058   204,146     887,833
  Cost of mutual fund shares sold        (2,765,931) (429,880)  (495,360)     (79,362)    (1,124,223) (1,046) (466,196) (1,449,832)
                                         -----------   -------   -------     --------      ---------   -----  --------    --------
    Realized gain (loss) on investments     318,612    57,744     (2,760)        (326)       (28,261)     12  (262,050)   (561,999)
  Change in unrealized gain (loss)
    on investments                        (5,509,695)  (92,054)    1,361      (6,575)         69,172    (63) (260,542)   (295,433)
                                          -----------   -------   -------      ------      ---------   -----  --------    --------
    Net gain (loss) on investments        (5,191,083)  (34,310)   (1,399)      (6,901)        40,911    (51) (522,592)   (857,432)
                                          -----------   -------   -------       ------     ---------   -----  --------    --------
  Reinvested capital gains                         --   206,610        --           --            --     18         --          --
                                          -----------   -------   -------       ------     ---------   -----  --------    --------
      Net increase (decrease) in
        contract owners' equity
        resulting from operations         $(5,424,553)  162,862   2,494         1,288       108,699    195  (542,072)   (899,626)
                                           ===========  =======  =======       ======      =========  =====  ========    ========

                                              NWVALOP    NWUSGVT    NWIDAGG    NWIDCON    NWIDMOD   NWIDMODAG   NWIDMODC   NWINTIIX
                                              -------    -------    -------    -------    -------   ---------   --------   --------
INVESTMENT ACTIVITY:
  Reinvested dividends                       $      9     74,646         19          7      1,990         10         14          5
  Mortality and expense risk charges
    (note 2)                                      (13)   (17,754)        (6)        (4)      (850)       (11)        (4)        (8)
                                             --------    -------    -------    -------    -------   --------     ------      -----
    Net investment activity                        (4)    56,892         13          3      1,140         (1)        10         (3)
                                             --------    -------    -------    -------    -------   --------     ------      -----
  Proceeds from mutual funds shares sold           13    518,218          5      9,479        811      7,829          4          8
  Cost of mutual fund shares sold                 (13)  (493,014)        (5)    (9,445)      (819)    (7,925)        (4)        (9)
                                             --------    -------    -------    -------    -------   --------     ------      -----
    Realized gain (loss) on investments            --     25,204         --         34         (8)       (96)        --         (1)
  Change in unrealized gain (loss)
    on investments                                105    (60,146)        30         --     (1,779)        18         (6)      (140)
                                             --------    -------    -------    -------    -------   --------     ------      -----
    Net gain (loss) on investments                105    (34,942)        30         34     (1,787)       (78)        (6)      (141)
                                             --------    -------    -------    -------    -------   --------     ------      -----
  Reinvested capital gains                         25     49,723         --         --         --         --         --         --
                                             --------    -------    -------    -------    -------   --------     ------      -----
      Net increase (decrease) in
        contract owners' equity
        resulting from operations            $    126     71,673         43         37       (647)       (79)         4       (144)
                                             ========    =======    =======    =======    =======   ========     ======      =====

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF OPERATIONS, CONTINUED
YEAR ENDED DECEMBER 31, 2001


                                    PRLGCPGRO    PRLGCPVAL    NWMDCPMKT     NWMYMKT       NWMYMKS      PRBAL     PRINT     NWINDXFD
                                    ---------    ---------    ---------     -------       -------      ------    ------    --------

INVESTMENT ACTIVITY:
  Reinvested dividends              $      --        3,780           59      523,954       107,345       728         --      14,970
  Mortality and expense risk
   charges (note 2)                    (1,969)      (4,656)         (82)    (205,437)      (39,076)     (264)      (652)    (24,006)
                                    ---------      --------      ------   ----------    -----------   -------   -------    --------
    Net investment activity            (1,969)        (876)         (23)     318,517        68,269       464       (652)     (9,036)
                                    ---------      -------       ------   ----------    -----------   -------   -------      ------
  Proceeds from mutual funds
  shares sold                          96,832      133,212        2,816   12,894,500    13,533,713    77,556    112,560     309,680
  Cost of mutual fund shares
  sold                               (181,201)    (129,571)      (2,927) (12,894,500)  (13,533,713)  (79,258)  (132,077)   (376,785)
                                    ---------      -------       ------   ----------    ----------    ------    -------    --------
    Realized gain (loss) on
    investments                       (84,369)       3,641         (111)          --            --    (1,702)   (19,517)    (67,105)
  Change in unrealized gain
  (loss) on investments                39,272      (51,304)         319           --            --       271      1,871    (207,071)
                                    ---------      -------       ------   ----------    ----------    ------    -------    --------
    Net gain (loss) on investments    (45,097)     (47,663)         208           --            --    (1,431)   (17,646)   (274,176)
                                    ---------      -------       ------   ----------    ----------    ------    -------    --------
  Reinvested capital gains                 --       22,381           62           --            --        --         --          --
                                    ---------      -------       ------   ----------    ----------    ------    -------    --------
      Net increase (decrease) in
        contract owners' equity
        resulting from operations   $ (47,066)     (26,158)         247      318,517        68,269      (967)   (18,298)   (283,212)
                                    =========      =======       ======   ==========    ==========    ======    =======    ========


                                    NSATBAL      PRSMCP     NWSMCPIX     NBEFGUARD     NBEFPART    NBETGEN  NBETGUARD  NBETPART
                                    -------      ------     --------     ---------     --------    -------  ---------  --------
INVESTMENT ACTIVITY:
  Reinvested dividends               $   436        --            29        43,843      23,114          --     1,167       334
  Mortality and expense risk charges
    (note 2)                            (179)   (5,206)          (31)      (71,545)    (82,769)    (38,031)   (1,471)   (1,184)
                                     -------    ------          ----     ---------     -------     -------    ------    ------
    Net investment activity              257    (5,206)           (2)      (27,702)    (59,655)    (38,031)     (304)     (850)
                                     -------    ------          ----     ---------     -------     -------    ------    ------
  Proceeds from mutual funds
  shares sold                          2,161    52,087           116     1,067,557     745,669     643,367     70,475   55,368
  Cost of mutual fund shares sold     (2,103)  (58,004)         (123)   (1,923,566)   (902,249)   (483,864)   (81,384) (60,234)
                                     -------    ------          ----     ---------     -------     -------     ------   ------
    Realized gain (loss) on
    investments                           58    (5,917)           (7)     (856,009)   (156,580)    159,503    (10,909)  (4,866)
  Change in unrealized gain (loss)
    on investments                     2,937     3,047           269       699,319    (176,573)     91,860      5,159    1,211
                                     -------    ------          ----     ---------     -------     -------     ------    -----
    Net gain (loss) on investments     2,995    (2,870)          262      (156,690)   (333,153)    251,363     (5,750)  (3,655)
                                     -------    ------          ----     ---------     -------     -------     ------   ------
  Reinvested capital gains                --        --            --            --     109,789     120,736         --    3,224
                                     -------    ------          ----     ---------     -------     -------     ------   ------
      Net increase (decrease) in
        contract owners' equity
        resulting from operations    $ 3,252    (8,076)          260      (184,392)   (283,019)    334,068     (6,054)  (1,281)
                                     =======    ======          ====     =========     =======     =======     ======   ======

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF OPERATIONS, CONTINUED
YEAR ENDED DECEMBER 31, 2001


                                        NBIFLTDMAT  OPPCAPAPA   OPPGLOB   OPSTRINC   PHXBALFD  PIMTOTRET   STCOMSTK   STRMIDCAP
                                        ----------  ---------   -------   --------   --------  ---------   --------   ---------
INVESTMENT ACTIVITY:
  Reinvested dividends                  $  49,995        --           --    1,882     23,692     16,186         --           --
  Mortality and expense risk charges
    (note 2)                              (11,343)   (1,896)    (182,812)    (249)   (11,655)    (3,749)   (33,926)         (41)
                                         ---------   -------   ----------   ------    -------     ------    -------        ------
    Net investment activity                38,652    (1,896)    (182,812)   1,633     12,037     12,437    (33,926)         (41)
                                         ---------   -------   ----------   ------    -------    ------    --------        ------
  Proceeds from mutual funds shares sold  196,510    34,750    2,219,528      263    241,331     43,669    546,020        2,632
  Cost of mutual fund shares sold        (199,687)  (40,700)  (2,145,899)    (278)  (270,304)   (42,331)  (687,821)      (3,194)
                                         ---------   -------   ----------   ------  ---------   --------   --------       ------
    Realized gain (loss) on investments    (3,177)   (5,950)      73,629      (15)   (28,973)     1,338   (141,801)        (562)
  Change in unrealized gain (loss)
    on investments                         15,898   (22,131)  (2,014,668)  (1,795)    11,770     (5,006)   106,669          (57)
                                         ---------   -------   ----------   ------    -------     ------   -------         ------
    Net gain (loss) on investments         12,721   (28,081)  (1,941,039)  (1,810)   (17,203)    (3,668)   (35,132)        (619)
                                         ---------   -------   ----------   ------    -------     ------    -------        ------
  Reinvested capital gains                      --    8,989            --       --         --    11,996      5,625             2
                                         ---------   -------   ----------   ------    -------    ------    -------         ------
      Net increase (decrease) in
        contract owners' equity
        resulting from operations       $  51,373   (20,988)  (2,123,851)    (177)    (5,166)    20,765    (63,433)          (658)
                                         =========   =======   ==========   ======    =======    ======    =======          ======

                                                STRGINC         STLCAP          TEMFORFD
                                                -------         ------          --------
INVESTMENT ACTIVITY:
  Reinvested dividends                          $    --              44          135,726
  Mortality and expense risk charges
    (note 2)                                        (91)        (51,082)         (68,075)
                                                -------       ---------      -----------
    Net investment activity                         (91)        (51,038)          67,651
                                                -------       ---------      -----------
  Proceeds from mutual funds shares sold            249         804,201       15,113,434
  Cost of mutual fund shares sold                  (254)       (955,922)     (15,568,613)
                                                -------       ---------      -----------
    Realized gain (loss) on investments              (5)       (151,721)        (455,179)
  Change in unrealized gain (loss)
    on investments                               (1,348)     (1,598,680)           7,911
                                                -------       ---------      -----------
    Net gain (loss) on investments               (1,353)     (1,750,401)        (447,268)
                                                -------       ---------      -----------
  Reinvested capital gains                           --              --               --
                                                -------       ---------      -----------
      Net increase (decrease) in
        contract owners' equity
        resulting from operations               $(1,444)     (1,801,439)        (379,617)
                                                =======       =========      ===========

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                 TOTAL                    ACGROI               ACINCGROA            ACINCGROI
                                                 -----                    ------               ---------            ---------
                                           2001         2000         2001        2000        2001      2000      2001        2000
                                           ----         ----         ----        ----        ----      ----      ----        ----
INVESTMENT ACTIVITY:
  Net investment income               $   (494,718)    (844,201)   (160,657)   (241,731)    (1,329)     (93)    (21,366)    (45,186)
  Realized gain (loss)
    on investments                      (6,089,766)  15,373,049     (45,469)  1,204,400    (15,974)      30      99,124     404,531
  Change in unrealized gain (loss)
    on investments                     (53,035,461) (95,789,936) (2,748,088) (5,813,026)   (53,911) (48,640) (1,014,164) (1,691,365)
  Reinvested capital gains               1,636,743   25,671,305          --   1,974,182         --       --          --          --
                                       -----------  -----------  ----------  ----------  ---------  -------  ----------  ----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations        (57,983,202) (55,589,783) (2,954,214) (2,876,175)   (71,214) (48,703)   (936,406) (1,332,020)
                                       -----------  -----------  ----------  ----------  ---------  -------  ----------  ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners                     59,873,401  102,820,356     774,461   1,498,698    718,534  645,670     964,731   2,469,378
  Transfers between funds                       --           --    (198,057)  1,185,132     24,365   11,994    (329,681)   (738,403)
  Redemptions                          (38,239,370) (47,570,321) (1,257,947) (2,923,693)   (75,976)  (8,605)   (860,538) (1,563,282)
  Annuity benefits                         (17,774)     (26,802)    (14,545)    (20,201)        --       --          --          --
  Annual contract maintenance
    charges (note 2)                      (449,273)    (366,439)    (17,765)    (18,479)        --       --     (13,070)    (10,199)
  Contingent deferred sales
    charges (note 2)                      (612,624)    (669,374)    (12,870)    (18,345)    (2,950)      (9)    (13,615)    (22,285)
  Adjustments to maintain reserves          37,627       40,986      38,375       6,116        (21)    (303)       (250)        395
                                       -----------  -----------  ----------  ----------  ---------  -------  ----------  ----------
      Net equity transactions           20,591,987   54,228,406    (688,348)   (290,772)   663,952  648,747    (252,423)    135,604
                                       -----------  -----------  ----------  ----------  ---------  -------  ----------  ----------

NET CHANGE IN CONTRACT OWNERS'
  EQUITY                               (37,391,215)  (1,361,377) (3,642,562) (3,166,947)   592,738  600,044  (1,188,829) (1,196,416)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD                            358,914,405  360,275,782  15,137,459  18,304,406    600,044       --   9,784,698  10,981,114
                                       -----------  -----------  ----------  ----------  ---------  -------  ----------  ----------
CONTRACT OWNERS' EQUITY
  END OF PERIOD                       $321,523,190  358,914,405  11,494,897  15,137,459  1,192,782  600,044   8,595,869   9,784,698
                                       ===========  ===========  ==========  ==========  =========  =======  ==========  ==========

CHANGES IN UNITS:
  Beginning units                       15,152,732   11,921,944     186,168     153,920     67,190       --     539,510     534,684
                                       -----------  -----------  ----------  ----------  ---------  -------  ----------  ----------
  Units purchased                        5,939,920    8,586,630      14,726      43,881     88,130   68,074      65,811     193,520
  Units redeemed                        (2,156,996)  (5,355,842)     (5,816)    (11,633)    (7,483)    (884)    (81,193)   (188,694)
                                       -----------  -----------  ----------  ----------  ---------  -------  ----------  ----------
  Ending units                          18,935,656   15,152,732     195,078     186,168    147,837   67,190     524,128     539,510
                                       ===========  ===========  ==========  ==========  =========  =======  ==========  ==========

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001 AND 2000

                                             ACINTGRA              ACINTLGRI                ACSTGVTI                ACULTRAI
                                             --------              ---------                --------                --------
                                           2001      2000      2001         2000        2001        2000        2001        2000
                                           ----      ----      ----         ----        ----        ----        ----        ----
INVESTMENT ACTIVITY:
  Net investment income                 $ (1,279)     (311)    (23,551)    (39,372)     74,277      98,135    (310,866)    (398,919)
  Realized gain (loss)
    on investments                        (3,466)     (998) (1,010,119)    381,713         106     (11,079)   (464,150)     942,721
  Change in unrealized gain (loss)
    on investments                       (39,551)  (20,504)    187,997  (1,377,956)     38,413      49,514  (3,747,573) (10,922,189)
  Reinvested capital gains                    --    15,885          --     426,450          --          --          --    3,314,639
                                        --------   -------  ----------  ----------  ----------   ---------  ----------  -----------
    Net increase (decrease)
      in contract owners' equity
      resulting from operations          (44,296)   (5,928)   (845,673)   (609,165)    112,796     136,570  (4,522,589)  (7,063,748)
                                        --------   -------  ----------  ----------  ----------   ---------  ----------  -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners                       89,458   126,731     515,855     931,221     491,533     230,673   3,381,412    7,963,938
  Transfers between funds                  9,666        31    (364,435)    982,556     396,006     510,496  (1,614,363)     182,258
  Redemptions                             (2,955)       --    (148,993)   (213,446) (1,241,947)   (298,762) (2,264,355)  (3,184,461)
  Annuity benefits                            --        --          --          --          --         310          --           --
  Annual contract maintenance
    charges (note 2)                          --        --      (4,050)     (3,096)     (1,951)     (1,529)    (30,639)     (26,974)
  Contingent deferred sales
    charges (note 2)                        (139)       --      (2,934)     (4,487)    (32,840)     (2,191)    (44,532)     (52,312)
  Adjustments to maintain reserves          (118)      615         (83)         54        (329)     (8,011)       (824)         702
                                        --------   -------  ----------  ----------  ----------   ---------  ----------  -----------
      Net equity transactions             95,912   127,377      (4,640)  1,692,802    (389,528)    430,986    (573,301)   4,883,151
                                        --------   -------  ----------  ----------  ----------   ---------  ----------  -----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY                          51,616   121,449    (850,313)  1,083,637    (276,732)    567,556  (5,095,890)  (2,180,597)
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD                    121,449        --   3,092,787   2,009,150   2,598,444   2,030,888  27,643,558   29,824,155
                                        --------   -------  ----------  ----------  ----------   ---------  ----------  -----------
CONTRACT OWNERS' EQUITY
  END OF PERIOD                         $173,065   121,449   2,242,474   3,092,787   2,321,712   2,598,444  22,547,668   27,643,558
                                        ========   =======  ==========  ==========  ==========   =========  ==========  ===========

CHANGES IN UNITS:
  Beginning units                         13,960        --     123,326      67,211     110,314      87,492   1,260,446      958,510
                                        --------   -------  ----------  ----------  ----------   ---------  ----------  -----------
  Units purchased                         13,999    14,160         652     160,238       1,749      49,191      24,583      445,100
  Units redeemed                            (394)     (200)       (217)   (104,123)       (644)    (26,369)     (8,560)    (143,164)
                                        --------   -------  ----------  ----------  ----------   ---------  ----------  -----------
  Ending units                            27,565    13,960     123,761     123,326     111,419     110,314   1,276,469    1,260,446
                                        ========   =======  ==========  ==========  ==========   =========  ==========  ===========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001 AND 2000

                                              CSWPEMGRO              CSWPGIFIXI               DEHYBD                   DRYABDS
                                              ---------              ----------               ------                   -------
                                          2001         2000        2001       2000      2001         2000         2001       2000
                                          ----         ----        ----       ----      ----         ----         ----       ----
INVESTMENT ACTIVITY:
  Net investment income              $   (59,678)     (89,359)     5,324      8,898     55,955       89,537      129,457     92,299
  Realized gain (loss)
    on investments                      (337,281)     491,033     (1,757)    (1,078)  (215,798)    (163,889)     (23,440)   (47,054)
  Change in unrealized gain (loss)
    on investments                    (1,176,984)  (2,635,323)      (397)      (739)   123,400     (157,913)     (34,775)   115,994
  Reinvested capital gains                   423    1,171,256         --         --         --           --           --         --
                                      ----------   ----------     ------     ------   --------     --------     --------   --------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations       (1,573,520)  (1,062,393)     3,170      7,081    (36,443)    (232,265)      71,242    161,239
                                      ----------   ----------     ------     ------   --------     --------     --------   --------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners                      472,329      935,435     24,421     56,760     35,967       19,658      371,452    325,749
  Transfers between funds               (175,733)     981,561      1,197     48,554   (166,765)    (224,139)     604,465   (125,950)
  Redemptions                           (576,434)    (708,859)    (7,079)    (1,366)   (61,641)     (60,142)    (368,840)  (218,390)
  Annuity benefits                            --           --         --         --         --           --           --         --
  Annual contract maintenance
    charges (note 2)                      (6,303)      (6,178)      (337)      (156)      (425)        (434)      (2,552)    (1,638)
  Contingent deferred sales
    charges (note 2)                      (8,610)     (16,031)       (81)        --       (855)        (511)      (6,019)    (3,661)
  Adjustments to maintain reserves          (260)         116        145         86     (6,030)       3,664           (3)        92
                                      ----------   ----------     ------     ------   --------     --------     --------   --------
    Net equity transactions             (295,011)   1,186,044     18,266    103,878   (199,749)    (261,904)     598,503    (23,798)
                                      ----------   ----------     ------     ------   --------     --------     --------   --------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY                      (1,868,531)     123,651     21,436    110,959   (236,192)    (494,169)     669,745    137,441
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD                  6,092,533    5,968,882    168,162     57,203    639,794    1,133,963    2,070,621  1,933,180
                                      ----------   ----------     ------     ------   --------     --------     --------   --------
CONTRACT OWNERS' EQUITY
  END OF PERIOD                      $ 4,224,002    6,092,533    189,598    168,162    403,602      639,794    2,740,366  2,070,621
                                      ==========   ==========     ======     ======   ========     ========     ========   ========

CHANGES IN UNITS:
  Beginning units                      339,410      288,740       15,051      5,419     57,457       79,605      157,768    160,276
                                      ----------   ----------     ------     ------   --------     --------     --------   --------
  Units purchased                       37,611      137,411        1,965     10,933      3,300        1,537       56,711     47,915
  Units redeemed                       (59,894)     (86,741)        (350)    (1,301)   (20,958)     (23,685)     (12,207)   (50,423)
                                      ----------   ----------     ------     ------   --------     --------     --------   --------
  Ending units                         317,127      339,410       16,666     15,051     39,799       57,457      202,272    157,768
                                      ==========   ==========     ======     ======   ========     ========     ========   ========

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                DRYAPP                     DRYBAL              DRYELEAD              DRY3DCEN
                                                ------                     ------              --------              --------
                                         2001          2000          2001         2000      2001      2000        2001       2000
                                         ----          ----          ----         ----      ----      ----        ----       ----
INVESTMENT ACTIVITY:
  Net investment income              $   (13,266)     (11,766)      16,756        9,809      (869)     (199)    (26,143)    (14,164)
  Realized gain (loss)
    on investments                       (77,847)      95,652      (43,903)      (4,028)     (192)   (2,364)    (69,992)     55,739
  Change in unrealized gain
    (loss) on investments               (295,177)    (279,543)     (58,485)     (50,363)   (9,107)    4,819    (529,639)   (581,258)
  Reinvested capital gains                    --      192,315           --       44,013     1,792     1,121      15,395     162,206
                                     -----------    ---------     --------      -------    ------    ------    --------    --------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations         (386,290)      (3,342)     (85,632)        (569)   (8,376)    3,377    (610,379)   (377,477)
                                     -----------    ---------     --------      -------    ------    ------    --------    --------

EQUITY TRANSACTIONS:
  Purchase payments received
    from contract owners               1,062,633    1,235,875      569,886      706,801     5,016    73,615     411,684     868,410
  Transfers between funds                 13,348     (395,205)     306,475      100,535     3,643        --    (224,512)    185,644
  Redemptions                           (221,947)    (110,808)    (367,126)     (27,524)   (1,347)       --    (132,290)   (179,839)
  Annuity benefits                            --           --           --           --        --        --          --          --
  Annual contract maintenance
    charges (note 2)                      (3,888)      (2,864)      (1,441)        (690)       --        --      (2,985)     (2,575)
  Contingent deferred sales
    charges (note 2)                      (3,623)      (2,842)      (3,492)        (940)       --        --      (1,525)     (3,640)
  Adjustments to maintain reserves         1,406        2,395          663          601       (10)        4        (103)         85
                                     -----------    ---------     --------      -------    ------    ------    --------    --------
      Net equity transactions            847,929      726,551      504,965      778,783     7,302    73,619      50,269     868,085
                                     -----------    ---------     --------      -------    ------    ------    --------    --------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY                         461,639      723,209      419,333      778,214    (1,074)   76,996    (560,110)    490,608
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD                  2,880,685    2,157,476    1,125,660      347,446    76,996        --   2,454,986   1,964,378
                                     -----------    ---------     --------      -------    ------    ------    --------    --------
CONTRACT OWNERS' EQUITY
  END OF PERIOD                      $ 3,342,324    2,880,685    1,544,993    1,125,660    75,922    76,996   1,894,876   2,454,986
                                     ===========    =========     ========      =======    ======    ======    ========    ========

CHANGES IN UNITS:
  Beginning units                        225,503      156,211      101,028       29,698     7,486        --     117,698      59,207
                                     -----------    ---------     --------      -------    ------    ------    --------    --------
  Units purchased                         99,236      139,435       64,043       85,365       915     7,486      15,767      61,463
  Units redeemed                         (14,491)     (70,143)     (14,598)     (14,035)     (109)       --      (4,999)     (2,972)
                                     -----------    ---------     --------      -------    ------    ------    --------    --------
  Ending units                           310,248      225,503      150,473      101,028     8,292     7,486     128,466     117,698
                                     ===========    =========     ========      =======    ======    ======    ========    ========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001 AND 2000

                                               DRY500IX                      EVINC               FEDEQINF           FEDHIYLD
                                               --------                      -----               --------           --------
                                          2001          2000          2001         2000      2001        2000    2001       2000
                                          ----          ----          ----         ----      ----        ----    ----       ----
INVESTMENT ACTIVITY:
  Net investment income              $    (91,159)     (126,867)      20,198       42,942        79        --    58,079     52,140
  Realized gain (loss)
    on investments                        206,247     1,471,107      (33,951)      28,967      (138)       --   (73,759)   (76,254)
  Change in unrealized gain
    (loss) on investments              (3,417,586)   (4,064,331)     (67,625)     (24,323)   (3,332)       --   (12,048)   (40,365)
  Reinvested capital gains                     --            --        2,100       29,739        --        --        --         --
                                     ------------    ----------     --------      -------    ------     -----  --------   --------
    Net increase (decrease)
      in contract owners'
      equity resulting from
      operations                       (3,302,498)   (2,720,091)     (79,278)      77,325    (3,391)       --   (27,728)   (64,479)
                                     ------------    ----------     --------      -------    ------     -----  --------   --------

EQUITY TRANSACTIONS:
  Purchase payments received
    from contract owners                2,943,398     6,251,141       70,358       57,398    34,588        --   122,494    261,519
  Transfers between funds                 247,160      (456,601)     (15,034)     (47,861)       --        --    64,480    (75,468)
  Redemptions                          (1,794,107)   (3,865,590)    (677,768)     (70,157)     (205)       --  (155,720)  (110,793)
  Annuity benefits                             --            --           --           --        --        --        --         --
  Annual contract maintenance
    charges (note 2)                      (39,614)      (31,312)      (1,465)      (1,002)       --        --      (679)      (378)
  Contingent deferred sales
    charges (note 2)                      (29,742)      (66,540)     (13,384)      (1,448)       --        --    (4,158)      (514)
  Adjustments to maintain reserves           (546)          826         (404)       8,099       (18)       --       (52)       276
                                     ------------    ----------     --------      -------    ------     -----  --------   --------
      Net equity transactions           1,326,549     1,831,924     (637,697)     (54,971)   34,365        --    26,365     74,642
                                     ------------    ----------     --------      -------    ------     -----  --------   --------

NET CHANGE IN CONTRACT OWNERS'
  EQUITY                               (1,975,949)     (888,167)    (716,975)      22,354    30,974        --    (1,363)    10,163
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD                  22,925,025    23,813,192    1,440,452    1,418,098        --        --   508,656    498,493
                                     ------------    ----------     --------      -------    ------     -----  --------   --------
CONTRACT OWNERS' EQUITY
  END OF PERIOD                      $ 20,949,076    22,925,025      723,477    1,440,452    30,974        --   507,293    508,656
                                     ============    ==========     ========      =======    ======     =====  ========   ========

CHANGES IN UNITS:
  Beginning units                         746,794       692,394       69,614       72,494        --        --    56,360     49,636
                                     ------------    ----------     --------      -------    ------     -----  --------   --------
  Units purchased                          57,449       293,137        3,637        5,697     4,096        --     2,574     53,298
  Units redeemed                          (15,205)     (238,737)     (35,811)      (8,577)      (24)       --      (804)   (46,574)
                                     ------------    ----------     --------      -------    ------     -----  --------   --------
  Ending units                            789,038       746,794       37,440       69,614     4,072        --    58,130     56,360
                                     ============    ==========     ========      =======    ======     =====  ========   ========

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001 AND 2000

                                              FEDINTINC              FEDBDFD                 FABALA                    FABAL
                                              ---------              -------                 ------                    -----
                                           2001       2000      2001         2000        2001      2000          2001         2000
                                           ----       ----      ----         ----        ----      ----          ----         ----
INVESTMENT ACTIVITY:
  Net investment income                  $  2,148       --     116,498      108,202      9,228      2,992       14,491       15,730
  Realized gain (loss)
    on investments                              5       --     (14,075)    (146,383)   (15,814)        58      (49,987)     (23,873)
  Change in unrealized gain
    (loss) on investments                    (343)      --      (7,955)      92,366     (8,285)   (27,185)      (1,848)    (114,751)
  Reinvested capital gains                     --       --          --           --         --      6,942           --       35,154
                                         --------    -----    --------     --------    -------    -------     --------     --------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations             1,810       --      94,468       54,185    (14,871)   (17,193)     (37,344)     (87,740)
                                         --------    -----    --------     --------    -------    -------     --------     --------

EQUITY TRANSACTIONS:
  Purchase payments received
    from contract owners                   87,045       --     429,018      423,293    478,564    293,275      242,903      317,945
  Transfers between funds                   3,621       --     366,571     (207,565)      (376)        --      (32,623)    (362,983)
  Redemptions                                  --       --    (388,989)    (349,905)   (70,655)    (5,051)    (112,779)     (48,305)
  Annuity benefits                             --       --          --           --         --         --           --           --
  Annual contract maintenance
    charges (note 2)                           --       --      (1,380)        (962)        --         --       (2,071)      (1,671)
  Contingent deferred sales
    charges (note 2)                           --       --      (4,362)      (2,293)    (2,775)        --       (1,567)        (481)
  Adjustments to maintain reserves             (2)      --        (390)         118        (36)        14          (25)          32
                                         --------    -----    --------     --------    -------    -------     --------     --------
      Net equity transactions              90,664       --     400,468     (137,314)   404,722    288,238       93,838      (95,463)
                                         --------    -----    --------     --------    -------    -------     --------     --------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY                           92,474       --     494,936      (83,129)   389,851    271,045       56,494     (183,203)
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD                          --       --   1,466,071    1,549,200    271,045         --    1,147,302    1,330,505
                                         --------    -----    --------     --------    -------    -------     --------     --------
CONTRACT OWNERS' EQUITY
  END OF PERIOD                          $ 92,474       --   1,961,007    1,466,071    660,896    271,045    1,203,796    1,147,302
                                         ========    =====    ========     ========    =======    =======     ========     ========

CHANGES IN UNITS:
  Beginning units                              --       --     129,295      139,182     28,453         --       79,760       86,087
                                         --------    -----    --------     --------    -------    -------     --------     --------
  Units purchased                           8,388       --      46,824       92,549     48,424     28,935        9,194       25,744
  Units redeemed                               --       --     (11,575)    (102,436)    (5,542)      (482)      (2,505)     (32,071)
                                         --------    -----    --------     --------    -------    -------     --------     --------
  Ending units                              8,388       --     164,544      129,295     71,335     28,453       86,449       79,760
                                         ========    =====    ========     ========    =======    =======     ========     ========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED

YEARS ENDED DECEMBER 31, 2001 AND 2000

                                        FAEGROA                   FAEQINCA                   FAEQINC                  FAGROPPA
                                -----------------------   -----------------------   -----------------------   ---------------------
                                     2001       2000         2001           2000        2001          2000      2001         2000
                                ----------   ----------   ---------      --------   ---------     ---------   --------     --------
INVESTMENT ACTIVITY:

Net investment income           $   (1,188)          --        (416)          901     (15,709)          275       (308)        (324)
Realized gain (loss) on
  investments                       (2,505)          --      (2,142)           15     (60,070)         (993)    (9,521)      (1,136)
Change in unrealized gain
  (loss) on investments             (7,009)          --     (33,857)      (11,405)    (85,400)      (16,790)   (22,757)     (28,018)
Reinvested capital gains                --           --      16,306        19,916      71,379       160,305        141       16,619
                                ----------   ----------   ---------      --------   ---------     ---------   --------     --------
Net increase (decrease) in
  contract owners' equity
  resulting from operations        (10,702)          --     (20,109)        9,427     (89,800)      142,797    (32,445)     (12,859)
                                ----------   ----------   ---------      --------   ---------     ---------   --------     --------

EQUITY TRANSACTIONS:
Purchase payments received
  from contract owners             370,895           --     865,036       231,432     337,131       269,417     86,499      232,415
Transfers between funds             11,174           --     186,540        14,233     503,030      (219,138)      (371)     (59,478)
Redemptions                         (1,588)          --     (25,405)         (638)   (284,753)     (162,252)   (11,120)        (588)
Annuity benefits                        --           --          --            --          --            --         --           --
Annual contract maintenance
  charges (note 2)                      --           --          --            --      (3,815)       (2,769)        --           --
Contingent deferred sales
  charges (note 2)                      --           --        (176)           --      (3,682)       (2,548)      (513)          --
Adjustments to maintain
  reserves                             (10)          --         (26)           --         (42)           91        (14)          (3)
                                ----------   ----------   ---------      --------   ---------     ---------   --------     --------
Net equity transactions            380,471           --   1,025,969       245,027     547,869      (117,199)    74,481      172,346
                                ----------   ----------   ---------      --------   ---------     ---------   --------     --------

NET CHANGE IN CONTRACT OWNERS'
  EQUITY                           369,769           --   1,005,860       254,454     458,069        25,598     42,036      159,487
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD                   --           --     254,454            --   2,070,885     2,045,287    159,487           --
                                ----------   ----------   ---------      --------   ---------     ---------   --------     --------
CONTRACT OWNERS' EQUITY END
  OF PERIOD                     $  369,769           --   1,260,314       254,454   2,528,954     2,070,885    201,523      159,487
                                ==========   ==========   =========      ========   =========     =========   ========     ========


CHANGES IN UNITS:

Beginning units                         --           --      22,823            --     114,460       122,012     18,843           --
                                ----------   ----------   ---------      --------   ---------     ---------   --------     --------
Units purchased                     52,090           --      96,274        22,886      38,462        42,959     10,616       18,891
Units redeemed                        (215)          --      (2,219)          (63)     (7,769)      (50,511)    (1,114)         (48)
                                ----------   ----------   ---------      --------   ---------     ---------   --------     --------
Ending units                        51,875           --     116,878        22,823     145,153       114,460     28,345       18,843
                                ==========   ==========   =========      ========   =========     =========   ========     ========

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED

YEARS ENDED DECEMBER 31, 2001 AND 2000

                                        FAGROPP                   FAHIYLD                    FAOVA                  FIDASMGR
                                -----------------------   -----------------------   -----------------------   ---------------------
                                  2001          2000        2001           2000       2001          2000        2001         2000
                                ----------   ----------   ---------     ---------   ---------     ---------   --------     --------
INVESTMENT ACTIVITY:

Net investment income           $  (40,430)    (107,495)    189,812       206,908        (104)           --    147,558      126,550
Realized gain (loss) on
  investments                     (606,723)     237,928    (402,270)     (310,930)        (50)           --   (145,721)     110,188
Change in unrealized gain
  (loss) on investments           (455,278)  (2,544,473)    136,572      (248,789)     (1,959)           --   (318,966)    (609,774)
Reinvested capital gains             6,000      721,693          --            --          --            --         --      426,248
                                ----------   ----------   ---------     ---------   ---------     ---------   --------     --------
Net increase (decrease) in
  contract owners' equity
  resulting from operations     (1,096,431)  (1,692,347)    (75,886)     (352,811)     (2,113)           --   (317,129)      53,212
                                ----------   ----------   ---------     ---------   ---------     ---------   --------     --------

EQUITY TRANSACTIONS:
Purchase payments received
  from contract owners             835,991    2,069,879     319,413       763,712      45,141            --    459,017      758,069
Transfers between funds           (585,602)  (1,679,631)   (165,582)     (353,208)         --            --    206,859       (5,924)
Redemptions                       (623,920)  (1,166,012)   (353,989)     (471,835)       (327)           --   (909,429)    (552,669)
Annuity benefits                        --           --          --            --          --            --         --           --
Annual contract maintenance
  charges (note 2)                 (10,568)     (10,350)     (2,647)       (2,363)         --            --     (5,640)      (4,418)
Contingent deferred sales
  charges (note 2)                  (7,971)     (17,322)     (3,403)       (3,638)         --            --    (14,626)      (5,897)
Adjustments to maintain
  reserves                            (154)         166        (577)          775          (1)           --        (93)         210
                                ----------   ----------   ---------     ---------   ---------     ---------   --------     --------
Net equity transactions           (392,224)    (803,270)   (206,785)      (66,557)     44,813            --   (263,912)     189,371
                                ----------   ----------   ---------     ---------   ---------     ---------   --------     --------

NET CHANGE IN CONTRACT OWNERS'
  EQUITY                        (1,488,655)  (2,495,617)   (282,671)     (419,368)     42,700            --   (581,041)     242,583
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD            6,835,757    9,331,374   2,521,450     2,940,818          --            --  5,848,009    5,605,426
                                ----------   ----------   ---------     ---------   ---------     ---------   --------     --------
CONTRACT OWNERS' EQUITY END OF
  PERIOD                        $5,347,102    6,835,757   2,238,779     2,521,450      42,700            --  5,266,968    5,848,009
                                ==========   ==========   =========     =========   =========     =========   ========     ========

CHANGES IN UNITS:

Beginning units                    443,492      488,519     215,515       219,180          --            --    299,977      290,579
                                ----------   ----------   ---------     ---------   ---------     ---------   --------     --------
Units purchased                     65,544      156,196      27,928       103,512       5,936            --     41,100       63,698
Units redeemed                     (94,830)    (201,223)    (45,429)     (107,177)        (42)           --    (56,133)     (54,300)
                                ----------   ----------   ---------     ---------   ---------     ---------   --------     --------
Ending units                       414,206      443,492     198,014       215,515       5,894            --    284,944      299,977
                                ==========   ==========   =========     =========   =========     =========   ========     ========


                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED

YEARS ENDED DECEMBER 31, 2001 AND 2000

                                       FIDCAPINC                 FIDEQINC                   FIDMGLN                FIDPURTN
                                -----------------------  ------------------------  ------------------------ -----------------------
                                   2001         2000         2001         2000        2001          2000        2001         2000
                                ----------   ----------  ----------    ----------  ----------    ---------- ----------   ----------
INVESTMENT ACTIVITY:

Net investment income           $   48,958       61,677      20,698        46,225    (298,617)     (444,030)   255,692      249,612
Realized gain (loss) on
  investments                      (20,310)     (11,556)    477,043     1,573,664   1,130,761     1,811,237   (108,743)     371,088
Change in unrealized gain
  (loss) on investments            (70,369)    (139,401) (1,580,681)   (1,689,315) (5,936,182)   (7,168,549)  (717,902)    (557,453)
Reinvested capital gains                --           --     273,431       844,444     249,290     1,415,443    247,301      701,969
                                ----------   ----------  ----------    ----------  ----------    ---------- ----------   ----------
Net increase (decrease) in
  contract owners' equity
  resulting from operations        (41,721)     (89,280)   (809,509)      775,018  (4,854,748)   (4,385,899)  (323,652)     765,216
                                ----------   ----------  ----------    ----------  ----------    ---------- ----------   ----------

EQUITY TRANSACTIONS:
Purchase payments received
  from contract owners                  --           --     697,414       754,810   2,732,473     8,499,328    701,443    2,172,796
Transfers between funds             (6,000)      (1,317)    364,133    (1,230,096)   (536,655    (1,102,712)   267,014   (2,178,721)
Redemptions                        (57,074)    (130,701) (1,800,829)   (3,300,662) (3,311,518    (4,378,255)(1,401,713)  (2,019,589)
Annuity benefits                      (383)           6      (2,042)       (4,522)         --            --         --           --
Annual contract maintenance
  charges (note 2)                  (1,078)      (1,259)    (16,935)      (16,710)    (39,198)      (31,632)   (12,347)     (10,404)
Contingent deferred sales
  charges (note 2)                    (167)        (126)    (14,368)      (12,165)    (60,359)      (59,169)   (17,296)     (27,732)
Adjustments to maintain
  reserves                            (647)      (8,630)        304        (2,887)       (821)        1,304        (99)         584
                                ----------   ----------  ----------    ----------  ----------    ---------- ----------   ----------
Net equity transactions            (65,349)    (142,027)   (772,323)   (3,812,232) (1,216,078)    2,928,864   (462,998)  (2,063,066)
                                ----------   ----------  ----------    ----------  ----------    ---------- ----------   ----------

NET CHANGE IN CONTRACT OWNERS'
  EQUITY                          (107,070)    (231,307) (1,581,832)   (3,037,214) (6,070,826)   (1,457,035)  (786,650)  (1,297,850)
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD              742,571      973,878  13,097,791    16,135,005  37,387,941    38,844,976 13,425,361   14,723,211
                                ----------   ----------  ----------    ----------  ----------    ---------- ----------   ----------
CONTRACT OWNERS' EQUITY END OF
  PERIOD                        $  635,501      742,571  11,515,959    13,097,791  31,317,115    37,387,941 12,638,711   13,425,361
                                ==========   ==========  ==========    ==========  ==========    ========== ==========   ==========

CHANGES IN UNITS:

Beginning units                     15,365       17,841     146,711       193,545   1,162,033     1,080,952    546,154      637,179
                                ----------   ----------  ----------    ----------  ----------    ---------- ----------   ----------
Units purchased                         --           --      13,047        31,033     111,924       322,029     43,888      126,015
Units redeemed                      (1,380)      (2,476)    (22,133)      (77,867)   (157,624)     (240,948)   (63,522)    (217,040)
                                ----------   ----------  ----------    ----------  ----------    ---------- ----------   ----------
Ending units                        13,985       15,365     137,625       146,711   1,116,333     1,162,033    526,520      546,154
                                ==========   ==========  ==========    ==========  ==========    ========== ==========   ==========

NATIONWIDE VARIABLE ACCOUNT

YEARS ENDED DECEMBER 31, 2001 AND 2000

                                        FIDVIPHI                 FRANMUTSER                FRSMCAPGR                 FRBSINV
                                -----------------------   -----------------------   -----------------------   ---------------------
                                   2001         2000         2001          2000        2001          2000       2001         2000
                                ----------   ----------   ---------     ---------   ---------     ---------   --------     --------
INVESTMENT ACTIVITY:

Net investment income           $    8,938        5,781       2,385         8,392      (4,188)        1,467      1,542           --
Realized gain (loss) on
  investments                       (1,126)         (42)    (10,977)          467     (47,993)       (1,605)       371           --
Change in unrealized gain
  (loss) on investments            (18,301)     (30,738)   (159,615)      (15,008)    (56,764)      (72,674)     1,311           --
Reinvested capital gains                --           --     189,188        30,941          --         2,512      6,481           --
                                ----------   ----------   ---------     ---------   ---------     ---------   --------     --------
Net increase (decrease) in
  contract owners' equity
  resulting from operations        (10,489)     (24,999)     20,981        24,792    (108,945)      (70,300)     9,705           --
                                ----------   ----------   ---------     ---------   ---------     ---------   --------     --------

EQUITY TRANSACTIONS:
Purchase payments received
  from contract owners                  --           --   1,149,779       221,793     577,403       509,466     76,931           --
Transfers between funds               (909)          --   1,636,839        41,109     (19,893)        6,808    162,786           --
Redemptions                             --           --    (103,376)       (6,943)    (35,831)       (4,554)    (4,908)          --
Annuity benefits                        --           --          --            --          --            --         --           --
Annual contract maintenance
  charges (note 2)                     (38)         (45)     (1,951)         (768)         --            --         --           --
Contingent deferred sales
  charges (note 2)                      --           --      (1,810)           --          --           (59)        --           --
Adjustments to maintain
  reserves                               4           (2)    (23,975)       31,023         (42)           (6)        (8)          --
                                ----------   ----------   ---------     ---------   ---------     ---------   --------     --------
Net equity transactions               (943)         (47)  2,655,506       286,214     521,637       511,655    234,801           --
                                ----------   ----------   ---------     ---------   ---------     ---------   --------     --------

NET CHANGE IN CONTRACT OWNERS'
  EQUITY                           (11,432)     (25,046)  2,676,487       311,006     412,692       441,355    244,506           --
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD               81,470      106,516     601,902       290,896     441,355            --         --           --
                                ----------   ----------   ---------     ---------   ---------     ---------   --------     --------
CONTRACT OWNERS' EQUITY END OF
  PERIOD                        $   70,038       81,470   3,278,389       601,902     854,047       441,355    244,506           --
                                ==========   ==========  ==========    ==========  ==========    ========== ==========   ==========


CHANGES IN UNITS:

Beginning units                      4,173        4,175      48,764        26,056      51,710            --         --           --
                                ----------   ----------   ---------     ---------   ---------     ---------   --------     --------
Units purchased                         --           --     220,685        27,260      82,263        52,168     20,047           --
Units redeemed                         (55)          (2)     (7,621)       (4,552)     (6,655)         (458)      (394)          --
                                ----------   ----------   ---------     ---------   ---------     ---------   --------     --------
Ending units                         4,118        4,173     261,828        48,764     127,318        51,710     19,653           --
                                ==========   ==========  ==========    ==========  ==========    ========== ==========   ==========


                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED

YEARS ENDED DECEMBER 31, 2001 AND 2000

                                       INVDYNAM                  INVSMCOGR                 INVTOTRET                 JANBAL
                                -----------------------   -----------------------   -----------------------   ---------------------
                                   2001         2000         2001          2000        2001          2000       2001         2000
                                ----------   ----------   ---------     ---------   ---------     ---------   --------     --------
INVESTMENT ACTIVITY:

Net investment income           $ (119,026)    (123,559)     (3,409)         (429)      1,331           509      2,491           --
Realized gain (loss) on
  investments                   (1,234,178)     885,718     (27,648)          469      (3,139)          (11)    (1,178)          --
Change in unrealized gain
  (loss) on investments         (2,789,737)  (2,944,320)    (38,339)      (32,633)    (10,625)       (1,297)    (4,962)          --
Reinvested capital gains            10,757       36,954          --        11,714       7,579         2,580         --           --
                                ----------   ----------   ---------     ---------   ---------     ---------   --------     --------
Net increase (decrease) in
  contract owners' equity
  resulting from operations     (4,132,184)  (2,145,207)    (69,396)      (20,879)     (4,854)        1,781     (3,649)          --
                                ----------   ----------   ---------     ---------   ---------     ---------   --------     --------

EQUITY TRANSACTIONS:
Purchase payments received
  from contract owners           2,192,143    4,704,064     188,481       262,510      95,250        54,484    299,772        3,420
Transfers between funds         (1,007,160)   6,346,583      16,190           317      82,556        68,493     12,942           --
Redemptions                       (652,179)    (927,889)    (20,104)         (989)    (24,701)           --     (7,919)          --
Annuity benefits                        --           --          --            --          --            --         --           --
Annual contract maintenance
  charges (note 2)                 (10,730)      (4,491)         --            --          --            --         --           --
Contingent deferred sales
  charges (note 2)                 (19,148)     (15,016)        (91)           --          --            --       (198)          --
Adjustments to maintain
  reserves                           8,493        9,401        (186)        1,346         (27)            9        (15)           4
                                ----------   ----------   ---------     ---------   ---------     ---------   --------     --------
Net equity transactions            511,419   10,112,652     184,290       263,184     153,078       122,986    304,582        3,424
                                ----------   ----------   ---------     ---------   ---------     ---------   --------     --------

NET CHANGE IN CONTRACT OWNERS'
  EQUITY                        (3,620,765)   7,967,445     114,894       242,305     148,224       124,767    300,933        3,424
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD           11,510,996    3,543,551     242,305            --     124,767            --      3,424           --
                                ----------   ----------   ---------     ---------   ---------     ---------   --------     --------
CONTRACT OWNERS' EQUITY END OF
  PERIOD                        $7,890,231   11,510,996     357,199       242,305     272,991       124,767    304,357        3,424
                                ==========   ==========   =========     =========   =========     =========   ========     ========


CHANGES IN UNITS:

Beginning units                    769,130      198,949      27,458            --      12,697            --        350           --
                                ----------   ----------   ---------     ---------   ---------     ---------   --------     --------
Units purchased                    127,064      836,418      26,486        27,561      17,612        12,697     33,505          350
Units redeemed                     (38,260)    (266,237)     (2,174)         (103)     (1,915)           --       (808)          --
                                ----------   ----------   ---------     ---------   ---------     ---------   --------     --------
Ending units                       857,934      769,130      51,770        27,458      28,394        12,697     33,047          350
                                ==========   ==========   =========     =========   =========     =========   ========     ========

NATIONWIDE VARIABLE ACCOUNT

YEARS ENDED DECEMBER 31, 2001 AND 2000

                                        JANINTL                  JANWORLD                   JANFUND                  JAN20FD
                                -----------------------   -----------------------   -----------------------   ---------------------
                                   2001         2000         2001          2000        2001         2000        2001        2000
                                ----------   ----------   ---------     ---------  ----------   ----------   ----------  ----------
INVESTMENT ACTIVITY:

Net investment income           $      (75)          --      (7,489)        2,167    (225,381)      11,148     (189,483)   (730,731)
Realized gain (loss) on
  investments                          (44)          --     (68,157)          (29)   (570,728)   1,607,308       27,113   3,499,158
Change in unrealized gain
  (loss) on investments             (2,443)          --    (106,301)      (30,359) (5,057,732)  (7,868,975) (13,574,505)(25,701,299)
Reinvested capital gains                --           --          --            --          --    2,088,623           --   1,367,498
                                ----------   ----------   ---------     ---------  ----------   ----------   ----------  ----------
Net increase (decrease) in
  contract owners' equity
  resulting from operations         (2,562)          --    (181,947)      (28,221) (5,853,841)  (4,161,896) (13,736,875)(21,565,374)
                                ----------   ----------   ---------     ---------  ----------   ----------   ----------  ----------

EQUITY TRANSACTIONS:
Purchase payments received
  from contract owners              17,521           --     936,618       493,370   4,015,666    7,540,354    7,022,459  19,178,200
Transfers between funds                 --           --     (83,569)        5,183  (1,689,120)   2,115,168   (3,224,785) (1,341,504)
Redemptions                            (58)          --     (79,407)       (2,025) (1,676,796)  (2,359,721)  (2,877,501) (4,697,280)
Annuity benefits                        --           --          --            --          --           --           --          --
Annual contract maintenance
  charges (note 2)                      --           --          --            --     (27,968)     (19,776)     (67,275)    (58,847)
Contingent deferred sales
  charges (note 2)                      --           --      (1,911)           --     (34,120)     (38,762)     (55,702)    (93,637)
Adjustments to maintain
  reserves                              (3)          --         (58)            3        (904)         442       (1,559)        482
                                ----------   ----------   ---------     ---------  ----------   ----------   ----------  ----------
Net equity transactions             17,460           --     771,673       496,531     586,758    7,237,705      795,637  12,987,414
                                ----------   ----------   ---------     ---------  ----------   ----------   ----------  ----------

NET CHANGE IN CONTRACT OWNERS'
  EQUITY                            14,898           --     589,726       468,310  (5,267,083)   3,075,809  (12,941,238) (8,577,960)
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD                   --           --     468,310            --  20,444,762   17,368,953   43,844,729  52,422,689
                                ----------   ----------   ---------     ---------  ----------   ----------   ----------  ----------
CONTRACT OWNERS' EQUITY END OF
  PERIOD                        $   14,898           --   1,058,036       468,310  15,177,679   20,444,762   30,903,491  43,844,729
                                ==========   ==========   =========     =========  ==========   ===========  ==========  ==========


CHANGES IN UNITS:

Beginning units                         --           --      53,006            --     913,185      595,937    1,487,416     995,837
                                ----------   ----------  ----------    ----------  ----------   ----------   ----------  ----------
Units purchased                      2,195           --     115,423        53,223     209,820      549,386      302,530     803,649
Units redeemed                          (7)          --     (14,899)         (217)    (65,712)    (232,138)     (96,017)   (312,070)
                                ----------   ----------  ----------    ----------  ----------   ----------   ----------  ----------
Ending units                         2,188           --     153,530        53,006   1,057,293      913,185    1,693,929   1,487,416
                                ==========   ==========  ==========    ==========  ==========   ==========   =========   ==========


                                   (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED

YEARS ENDED DECEMBER 31, 2001 AND 2000

                                      JANWRLDWDE                 LAZSMCAP                   MFSWGVT                MFSSTRATINCA
                                -----------------------   -----------------------   -----------------------   --------------------
                                   2001         2000         2001          2000        2001         2000        2001        2000
                                ----------   ----------   ---------     ---------   ---------    ---------    ---------   --------
INVESTMENT ACTIVITY:

Net investment income          $  (233,470)     (51,940)     (9,438)         (868)      3,893        (5,908)      8,189         --
Realized gain (loss) on
  investments                      318,612    1,224,730      57,744        (3,876)     (2,760)      (63,733)       (326)        --
Change in unrealized gain
  (loss) on investments         (5,509,695)  (8,425,583)    (92,054)       32,307       1,361        68,733      (6,575)        --
Reinvested capital gains                --    2,157,913     206,610        12,829          --            --          --         --
                                ----------   ----------   ---------     ---------   ----------   ----------   ----------  --------
Net increase (decrease) in
  contract owners' equity
  resulting from operations     (5,424,553)  (5,094,880)    162,862        40,392       2,494          (908)      1,288         --
                                ----------   ----------   ---------     ---------   ----------   ----------   ----------  --------

EQUITY TRANSACTIONS:
Purchase payments received
  from contract owners           2,603,463    7,534,260     227,889       101,926      10,653        17,817       3,389         --
Transfers between funds         (1,977,966)   2,862,850     665,485       103,648    (362,663)      (43,127)    373,611         --
Redemptions                     (1,757,376)  (2,004,518)    (59,059)       (8,121)    (64,444)      (71,928)    (26,907)        --
Annuity benefits                        --           --          --            --        (554)       (2,148)         --         --
Annual contract maintenance
  charges (note 2)                 (28,080)     (21,457)       (813)         (188)       (592)         (803)       (214)        --
Contingent deferred sales
  charges (note 2)                 (31,581)     (31,026)     (2,060)         (192)       (708)         (900)       (233)        --
Adjustments to maintain
  reserves                            (639)         470         872           300         551          (734)        446         --
                                ----------   ----------   ---------     ---------   ---------    ---------    ---------   --------
Net equity transactions         (1,192,179)   8,340,579     832,314       197,373    (417,757)     (101,823)    350,092         --
                                ----------   ----------   ---------     ---------   ---------    ---------    ---------   --------

NET CHANGE IN CONTRACT OWNERS'
  EQUITY                        (6,616,732)   3,245,699     995,176       237,765    (415,263)     (102,731)    351,380         --
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD           22,278,531   19,032,832     419,751       181,986     415,263       517,994          --         --
                                ----------   ----------   ---------     ---------   ---------    ---------    ---------   --------
CONTRACT OWNERS' EQUITY END OF
  PERIOD                       $15,661,799   22,278,531   1,414,927       419,751          --       415,263     351,380         --
                                ==========   ==========   =========     =========   =========    =========    =========   ========


CHANGES IN UNITS:

Beginning units                  1,166,203      769,694      35,489        17,392      11,595        14,393          --         --
                                ----------   ----------   ---------     ---------   ---------    ---------   ----------   --------
Units purchased                    200,626      645,613      72,401        28,034         297         7,708      37,035         --
Units redeemed                    (287,850)    (249,104)     (4,227)       (9,937)    (11,892)      (10,506)     (2,313)        --
                                ----------   ----------   ---------     ---------   ---------    ---------   ----------   --------
Ending units                     1,078,979    1,166,203     103,663        35,489          --        11,595      34,722         --
                                ==========   ==========   =========     =========   =========    =========   ==========   ========

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001 AND 2000

                                     NWBDFD                    NWBDIX                    NWGROFD                   NWFUND
                            ------------------------  ------------------------  ------------------------  ------------------------
                                2001         2000         2001         2000         2001         2000         2001         2000
                            -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
INVESTMENT ACTIVITY:
  Net investment income ..  $    67,788       81,928          228           --      (19,480)     (36,024)     (42,194)     (40,393)
  Realized gain (loss) on
    investments ..........      (28,261)     (35,825)          12           --     (262,050)     128,254     (561,999)     222,215
  Change in unrealized
    gain (loss) on
    investments ..........       69,172       38,713          (63)          --     (260,542)  (1,487,368)    (295,433)  (2,391,910)
  Reinvested capital gains           --           --           18           --           --      481,189           --    1,961,558
                            -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
  Net increase (decrease)
    in contract owners'
    equity resulting from
    operations ...........      108,699       84,816          195           --     (542,072)    (913,949)    (899,626)    (248,530)
                            -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------

EQUITY TRANSACTIONS:
  Purchase payments
    received from contract
    owners ...............      347,762       97,915       12,550           --      319,329      510,229      943,207    1,502,800
  Transfers between funds       805,427      (28,757)         164           --      (61,933)    (364,003)    (559,986)  (1,284,116)
  Redemptions ............     (650,350)    (247,596)        (343)          --      (87,318)    (948,449)    (518,405)  (1,656,526)
  Annuity benefits .......           --           --           --           --           --           --           --           --
  Annual contract
    maintenance charges
    (note 2) .............       (2,118)      (1,424)          --           --       (3,624)      (4,325)     (13,810)     (13,950)
  Contingent deferred
    sales charges (note 2)      (13,821)      (1,809)         (10)          --         (569)      (2,187)      (4,248)     (12,270)
  Adjustments to maintain
    reserves .............         (272)        (652)          (3)          --          (88)      (1,306)        (239)      (2,162)
                            -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
      Net equity
        transactions .....      486,628     (182,323)      12,358           --      165,797     (810,041)    (153,481)  (1,466,224)
                            -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .........      595,327      (97,507)      12,553           --     (376,275)  (1,723,990)  (1,053,107)  (1,714,754)
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD ....    1,475,816    1,573,323           --           --    1,825,984    3,549,974    6,841,529    8,556,283
                            -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
CONTRACT OWNERS' EQUITY
  END OF PERIOD ..........  $ 2,071,143    1,475,816       12,553           --    1,449,709    1,825,984    5,788,422    6,841,529
                            ===========  ===========  ===========  ===========  ===========  ===========  ===========  ===========


CHANGES IN UNITS:
  Beginning units ........       33,869       37,551           --           --       26,856       26,861       67,460       69,246
                            -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
  Units purchased ........       47,901        9,599        1,158           --       12,809        6,996       16,259       19,841
  Units redeemed .........      (12,695)     (13,281)         (30)          --       (3,094)      (7,001)      (5,656)     (21,627)
                            -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
  Ending units ...........       69,075       33,869        1,128           --       36,571       26,856       78,063       67,460
                            ===========  ===========  ===========  ===========  ===========  ===========  ===========  ===========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001 AND 2000

                                     NWVALOP                   NWUSGVT                   NWIDAGG                   NWIDCON
                             -----------------------   -----------------------   -----------------------   -----------------------
                                2001         2000         2001         2000         2001         2000         2001         2000
                             ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
INVESTMENT ACTIVITY:
  Net investment income ..   $       (4)          --       56,892       19,774           13           --            3           --
  Realized gain (loss) on
    investments ..........           --           --       25,204      (12,168)          --           --           34           --
  Change in unrealized
    gain (loss) on
    investments ..........          105           --      (60,146)      39,127           30           --           --           --
  Reinvested capital gains           25           --       49,723           --           --           --           --           --
                             ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
  Net increase (decrease)
    in contract owners'
    equity resulting from
    operations ...........          126           --       71,673       46,733           43           --           37           --
                             ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------

EQUITY TRANSACTIONS:
  Purchase payments
    received from contract
    owners ...............        2,205           --    1,206,018      108,712       11,036           --          160           --
  Transfers between funds         1,042           --      919,944      (64,315)          --           --           --           --
  Redemptions ............           --           --     (198,121)     (32,911)          --           --           --           --
  Annuity benefits .......           --           --           --           --           --           --           --           --
  Annual contract
    maintenance charges
    (note 2) .............           --           --       (1,361)        (510)          --           --           --           --
  Contingent deferred
    sales charges (note 2)           --           --         (519)        (718)          --           --           --           --
  Adjustments to maintain
    reserves .............           (3)          --        3,575          (78)          (1)          --           (1)          --
                             ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
      Net equity
        transactions .....        3,244           --    1,929,536       10,180       11,035           --          159           --
                             ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .........        3,370           --    2,001,209       56,913       11,078           --          196           --
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD ....           --           --      496,638      439,725           --           --           --           --
                             ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
CONTRACT OWNERS' EQUITY
  END OF PERIOD ..........   $    3,370           --    2,497,847      496,638       11,078           --          196           --
                             ==========   ==========   ==========   ==========   ==========   ==========   ==========   ==========

CHANGES IN UNITS:
  Beginning units ........           --           --       39,451       38,137           --           --           --           --
                             ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
  Units purchased ........          313           --      171,519       39,041        1,341           --           19           --
  Units redeemed .........           --           --      (13,473)     (37,727)          --           --           --           --
                             ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
  Ending units ...........          313           --      197,497       39,451        1,341           --           19           --
                             ==========   ==========   ==========   ==========   ==========   ==========   ==========   ==========

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001 AND 2000

                                     NWIDMOD                  NWIDMODAG                 NWIDMODC                  NWINTLIX
                             -----------------------   -----------------------   -----------------------   -----------------------
                                2001         2000         2001         2000         2001         2000         2001         2000
                             ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
INVESTMENT ACTIVITY:
  Net investment income ..    $   1,140           --           (1)          --           10           --           (3)          --
  Realized gain (loss) on
    investments ..........           (8)          --          (96)          --           --           --           (1)          --
  Change in unrealized
    gain (loss) on
    investments ..........       (1,779)          --           18           --           (6)          --         (140)          --
  Reinvested capital gains           --           --           --           --           --           --           --           --
                             ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
  Net increase (decrease)
    in contract owners'
    equity resulting from
    operations ...........         (647)          --          (79)          --            4           --         (144)          --
                             ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------

EQUITY TRANSACTIONS:
  Purchase payments
    received from contract
    owners ...............      100,752           --        1,761           --        1,360           --        2,032           --
  Transfers between funds        87,040           --           --           --           --           --           --           --
  Redemptions ............           --           --           --           --           --           --           --           --
  Annuity benefits .......           --           --           --           --           --           --           --           --
  Annual contract
    maintenance charges
    (note 2) .............           --           --           --           --           --           --           --           --
  Contingent deferred
    sales charges (note 2)           --           --           --           --           --           --           --           --
  Adjustments to maintain
    reserves .............           (3)          --           (3)          --           (1)          --           --           --
                             ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
      Net equity
        transactions .....      187,789           --        1,758           --        1,359           --        2,032           --
                             ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .........      187,142           --        1,679           --        1,363           --        1,888           --
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD ....           --           --           --           --           --           --           --           --
                             ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
CONTRACT OWNERS' EQUITY
  END OF PERIOD ..........    $ 187,142           --        1,679           --        1,363           --        1,888           --
                             ==========   ==========   ==========   ==========   ==========   ==========   ==========   ==========

CHANGES IN UNITS:
  Beginning units ........           --           --           --           --           --           --           --           --
                             ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
  Units purchased ........       20,377           --          195           --          141           --          257           --
  Units redeemed .........           --           --           --           --           --           --           --           --
                             ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
  Ending units ...........       20,377           --          195           --          141           --          257           --
                             ==========   ==========   ==========   ==========   ==========   ==========   ==========   ==========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001 AND 2000

                                    PRLGCPGRO                 PRLGCPVAL                 NWMDCPMKT                  NWMYMKT
                            ------------------------  ------------------------  ------------------------  ------------------------
                                2001         2000         2001         2000         2001         2000         2001         2000
                            -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
INVESTMENT ACTIVITY:
  Net investment income ..  $    (1,969)      (1,618)        (876)         158          (23)          --      318,517      578,198
  Realized gain (loss) on
    investments ..........      (84,369)       3,751        3,641        6,909         (111)          --           --           --
  Change in unrealized
    gain (loss) on
    investments ..........       39,272      (55,813)     (51,304)       7,570          319           --           --           --
  Reinvested capital gains           --        6,593       22,381           --           62           --           --           --
                            -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
  Net increase (decrease)
    in contract owners'
    equity resulting from
    operations ...........      (47,066)     (47,087)     (26,158)      14,637          247           --      318,517      578,198

EQUITY TRANSACTIONS:
  Purchase payments
    received from contract
    owners ...............       43,136      101,405       99,512       20,559       15,865           --    2,404,184    5,342,140
  Transfers between funds         7,424       95,141      402,485       95,950           --           --    2,800,458   (2,712,235)
  Redemptions ............      (63,801)      (9,498)     (17,527)        (997)        (170)          --   (4,282,401)  (3,187,810)
  Annuity benefits .......           --           --           --           --           --           --         (250)        (247)
  Annual contract
    maintenance charges
    (note 2) .............         (173)         (76)        (259)         (31)          --           --      (17,021)     (12,461)
  Contingent deferred
    sales charges (note 2)       (1,662)        (452)        (187)          (7)         (11)          --      (51,871)     (56,999)
  Adjustments to maintain
    reserves .............           81           76          187           77           (3)          --          (68)         477
                            -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
      Net equity
        transactions .....      (14,995)     186,596      484,211      115,551       15,681           --      853,031     (627,135)
                            -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .........      (62,061)     139,509      458,053      130,188       15,928           --    1,171,548      (48,937)
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD ....      159,230       19,721      131,235        1,047           --           --   14,250,648   14,299,585
                            -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
CONTRACT OWNERS' EQUITY
  END OF PERIOD ..........  $    97,169      159,230      589,288      131,235       15,928           --   15,422,196   14,250,648
                            ===========  ===========  ===========  ===========  ===========  ===========  ===========  ===========

CHANGES IN UNITS:
  Beginning units ........       15,960        1,471       11,972          109           --           --      619,703      649,535
                            -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
  Units purchased ........        9,691       16,654       46,310       20,132        1,696           --       58,377    1,305,444
  Units redeemed .........      (12,229)      (2,165)      (1,511)      (8,269)         (18)          --      (18,156)  (1,335,276)
                            -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
  Ending units ...........       13,422       15,960       56,771       11,972        1,678           --      659,924      619,703
                            ===========  ===========  ===========  ===========  ===========  ===========  ===========  ===========

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001 AND 2000

                                     NWMYMKS                    PRBAL                     PRINT                   NWINDXFD
                            ------------------------  ------------------------  ------------------------  ------------------------
                                2001         2000         2001         2000         2001         2000         2001         2000
                            -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
INVESTMENT ACTIVITY:
  Net investment income ..  $    68,269       23,178          464           44         (652)        (499)      (9,036)      (4,207)
  Realized gain (loss) on
    investments ..........           --           --       (1,702)         138      (19,517)      (3,910)     (67,105)       4,182
  Change in unrealized
    gain (loss) on
    investments ..........           --           --          271         (367)       1,871       (5,276)    (207,071)    (188,241)
  Reinvested capital gains           --           --           --           49           --        2,962           --       28,154
                            -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
  Net increase (decrease)
    in contract owners'
    equity resulting from
    operations ...........       68,269       23,178         (967)        (136)     (18,298)      (6,723)    (283,212)    (160,112)
                            -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------

EQUITY TRANSACTIONS:
  Purchase payments
    received from contract
    owners ...............    4,266,638    2,142,078       29,163        4,737       15,200        5,026      778,044    1,813,925
  Transfers between funds      (800,796)    (341,380)     (31,195)          --      (58,233)      12,573      266,115       38,951
  Redemptions ............     (505,779)     (36,361)      (1,123)      (4,041)      (1,732)          --     (177,358)     (23,246)
  Annuity benefits .......           --           --           --           --           --           --           --           --
  Annual contract
    maintenance charges
    (note 2) .............           --           --          (55)         (18)         (31)         (32)      (1,069)        (303)
  Contingent deferred
    sales charges (note 2)       (1,882)          --           (4)        (214)        (115)          --       (5,116)        (368)
  Adjustments to maintain
    reserves .............          (68)          69           12            4           25           53        3,234          432
                            -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
      Net equity
        transactions .....    2,958,113    1,764,406       (3,202)         468      (44,886)      17,620      863,850    1,829,391
                            -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .........    3,026,382    1,787,584       (4,169)         332      (63,184)      10,897      580,638    1,669,279
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD ....    1,787,584           --        4,169        3,837       63,184       52,287    1,880,226      210,947
                            -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
CONTRACT OWNERS' EQUITY
  END OF PERIOD ..........  $ 4,813,966    1,787,584           --        4,169           --       63,184    2,460,864    1,880,226
                            ===========  ===========  ===========  ===========  ===========  ===========  ===========  ===========

CHANGES IN UNITS:
  Beginning units ........      173,280           --          396          355        5,890        4,361      200,543       17,851
                            -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
  Units purchased ........      349,067      176,172        3,660          432        2,000       10,876      113,322      187,309
  Units redeemed .........      (66,293)      (2,892)      (4,056)        (391)      (7,890)      (9,347)     (14,368)      (4,617)
                            -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
  Ending units ...........      456,054      173,280           --          396           --        5,890      299,497      200,543
                            ===========  ===========  ===========  ===========  ===========  ===========  ===========  ===========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001 AND 2000

                                     NSATBAL                   PRSMCP                   NWSMCPIX                  NBEFGUARD
                             -----------------------   -----------------------   -----------------------   -----------------------
                                2001         2000         2001         2000         2001         2000         2001         2000
                             ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
INVESTMENT ACTIVITY:
  Net investment income ..   $      257           --       (5,206)      (3,476)          (2)          --      (27,702)     (44,023)
  Realized gain (loss) on
    investments ..........           58           --       (5,917)      14,301           (7)          --     (856,009)    (977,860)
  Change in unrealized
    gain (loss) on
    investments ..........        2,937           --        3,047      (25,820)         269           --      699,319     (160,937)
  Reinvested capital gains           --           --           --       24,037           --           --           --      984,304
                             ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
  Net increase (decrease)
    in contract owners'
    equity resulting from
    operations ...........        3,252           --       (8,076)       9,042          260           --     (184,392)    (198,516)
                             ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------

EQUITY TRANSACTIONS:
  Purchase payments
    received from contract
    owners ...............        2,075           --       87,742      102,808        6,458           --      328,552      934,359
  Transfers between funds        76,334           --      128,789       91,254        1,426           --     (239,467)  (1,304,938)
  Redemptions ............         (610)          --      (29,620)      (4,068)         (86)          --     (594,435)    (673,682)
  Annuity benefits .......           --           --           --           --           --           --           --           --
  Annual contract
    maintenance charges
    (note 2) .............           (3)          --         (427)         (76)          --           --       (5,380)      (5,130)
  Contingent deferred
    sales charges (note 2)           --           --         (387)          (9)          (6)          --       (7,673)     (11,974)
  Adjustments to maintain
    reserves .............           (1)          --          254          260           (5)          --         (153)       6,310
                             ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
      Net equity
        transactions .....       77,795           --      186,351      190,169        7,787           --     (518,556)  (1,055,055)
                             ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .........       81,047           --      178,275      199,211        8,047           --     (702,948)  (1,253,571)
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD ....           --           --      297,875       98,664           --           --    5,737,780    6,991,351
                             ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
CONTRACT OWNERS' EQUITY
  END OF PERIOD ..........   $   81,047           --      476,150      297,875        8,047           --    5,034,832    5,737,780
                             ==========   ==========   ==========   ==========   ==========   ==========   ==========   ==========

CHANGES IN UNITS:
  Beginning units ........           --           --       23,850        8,136           --           --      321,714      379,737
                             ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
  Units purchased ........        8,428           --       17,942       24,056          855           --       19,698       64,761
  Units redeemed .........          (65)          --       (1,927)      (8,342)          (9)          --      (49,995)    (122,784)
                             ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
  Ending units ...........        8,363           --       39,865       23,850          846           --      291,417      321,714
                             ==========   ==========   ==========   ==========   ==========   ==========   ==========   ==========

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001 AND 2000

                                    NBEFPART                   NBETGEN                  NBETGUARD                 NBETPART
                            ------------------------  ------------------------  ------------------------  ------------------------
                                2001         2000         2001         2000         2001         2000         2001          2000
                            -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
INVESTMENT ACTIVITY:
  Net investment income ..  $   (59,655)     (45,474)     (38,031)     (13,078)        (304)          46         (850)         168
  Realized gain (loss) on
    investments ..........     (156,580)    (557,859)     159,503       42,179      (10,909)        (289)      (4,866)         (45)
  Change in unrealized
    gain (loss) on
    investments ..........     (176,573)     (24,874)      91,860      182,098        5,159       (9,680)       1,211       (1,904)
  Reinvested capital gains      109,789      528,758      120,736       56,500           --        8,967        3,224        2,342
                            -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
  Net increase (decrease)
    in contract owners'
    equity resulting from
    operations ...........     (283,019)     (99,449)     334,068      267,699       (6,054)        (956)      (1,281)         561
                            -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------

EQUITY TRANSACTIONS:
  Purchase payments
    received from contract
    owners ...............      487,937      930,559    1,068,187      256,356      203,673       51,488      158,620       28,515
  Transfers between funds        23,335   (1,681,086)   1,766,858      510,006      (15,592)      13,829        4,664       13,829
  Redemptions ............     (577,824)    (777,183)    (325,650)     (90,485)      (4,121)        (593)     (17,958)        (615)
  Annuity benefits .......           --           --           --           --           --           --           --           --
  Annual contract
    maintenance charges
    (note 2) .............       (9,218)      (8,686)      (3,152)        (970)          --           --           --           --
  Contingent deferred
    sales charges (note 2)       (6,167)     (13,286)      (3,400)      (2,868)        (211)          --         (718)          --
  Adjustments to maintain
    reserves .............         (162)         270        2,136        1,560          (23)           7          (10)          --
                            -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
      Net equity
        transactions .....      (82,099)  (1,549,412)   2,504,979      673,599      183,726       64,731      144,598       41,729
                            -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .........     (365,118)  (1,648,861)   2,839,047      941,298      177,672       63,775      143,317       42,290
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD ....    6,608,638    8,257,499    1,618,992      677,694       63,775           --       42,290           --
                            -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
CONTRACT OWNERS' EQUITY
  END OF PERIOD ..........  $ 6,243,520    6,608,638    4,458,039    1,618,992      241,447       63,775      185,607       42,290
                            ===========  ===========  ===========  ===========  ===========  ===========  ===========  ===========

CHANGES IN UNITS:
  Beginning units ........      250,979      311,322      130,512       71,238        6,805           --        4,165           --
                            -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
  Units purchased ........       24,814       42,491      217,433       95,410       21,532        6,883       16,442        4,253
  Units redeemed .........      (28,044)    (102,834)     (20,310)     (36,136)      (1,746)         (78)      (1,482)         (88)
                            -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
  Ending units ...........      247,749      250,979      327,635      130,512       26,591        6,805       19,125        4,165
                            ===========  ===========  ===========  ===========  ===========  ===========  ===========  ===========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001 AND 2000

                                   NBIFLTDMAT                 OPPCAPAPA                  OPPGLOB                  OPSTRINC
                            ------------------------  ------------------------  ------------------------  ------------------------
                                2001         2000         2001         2000         2001         2000         2001         2000
                            -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
INVESTMENT ACTIVITY:
  Net investment income ..  $    38,652       47,227       (1,896)          (5)    (182,812)    (189,522)       1,633           --
  Realized gain (loss) on
    investments ..........       (3,177)     (52,974)      (5,950)          --       73,629      569,311          (15)          --
  Change in unrealized
    gain (loss) on
    investments ..........       15,898       40,948      (22,131)        (627)  (2,014,668)  (3,038,304)      (1,795)          --
  Reinvested capital gains           --           --        8,989          531           --    2,853,357           --           --
                            -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
  Net increase (decrease)
    in contract owners'
    equity resulting from
    operations ...........       51,373       35,201      (20,988)        (101)  (2,123,851)     194,842         (177)          --
                            -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------

EQUITY TRANSACTIONS:
  Purchase payments
    received from contract
    owners ...............      112,623       60,280      304,491        5,445    2,615,369    3,623,236       23,749           --
  Transfers between funds       416,238     (687,087)      97,602           --      390,996    1,573,701           --           --
  Redemptions ............     (145,696)     (96,412)      (4,838)          --   (1,878,361)  (1,780,366)          --           --
  Annuity benefits .......           --           --           --           --           --           --           --           --
  Annual contract
    maintenance charges
    (note 2) .............         (988)        (659)          --           --      (15,313)     (10,481)          --           --
  Contingent deferred
    sales charges (note 2)       (2,161)      (1,333)        (189)          --      (30,597)     (23,411)          --           --
  Adjustments to maintain
    reserves .............          377        5,288          (16)          (2)      13,421      (22,300)          11           --
                            -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
      Net equity
        transactions .....      380,393     (719,923)     397,050        5,443    1,095,515    3,360,379       23,760           --
                            -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .........      431,766     (684,722)     376,062        5,342   (1,028,336)   3,555,221       23,583           --
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD ....      765,668    1,450,390        5,342           --   15,441,947   11,886,726           --           --
                            -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
CONTRACT OWNERS' EQUITY
  END OF PERIOD ..........  $ 1,197,434      765,668      381,404        5,342   14,413,611   15,441,947       23,583           --
                            ===========  ===========  ===========  ===========  ===========  ===========  ===========  ===========

CHANGES IN UNITS:
  Beginning units ........       60,106      119,912          587           --      468,998      315,244           --           --
                            -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
  Units purchased ........       33,742        9,939       48,503          587    1,761,875      214,029        2,330           --
  Units redeemed .........       (5,993)     (69,745)        (570)          --     (489,338)     (60,275)          --           --
                            -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
  Ending units ...........       87,855       60,106       48,520          587    1,741,535      468,998        2,330           --
                            ===========  ===========  ===========  ===========  ===========  ===========  ===========  ===========

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001 AND 2000

                                    PHXBALFD                  PIMTOTRET                 STCOMSTK                  STRMIDCAP
                             -----------------------   -----------------------   -----------------------   -----------------------
                                2001         2000         2001         2000         2001         2000         2001         2000
                             ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
INVESTMENT ACTIVITY:
  Net investment income ..   $   12,037       12,392       12,437           --      (33,926)     (16,330)         (41)          (4)
  Realized gain (loss) on
    investments ..........      (28,973)       9,946        1,338           --     (141,801)      15,730         (562)          --
  Change in unrealized
    gain (loss) on
    investments ..........       11,770     (147,524)      (5,006)          --      106,669     (349,612)         (57)        (171)
  Reinvested capital gains           --      106,451       11,996           --        5,625      313,611            2          190
                             ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
  Net increase (decrease)
    in contract owners'
    equity resulting from
    operations ...........       (5,166)     (18,735)      20,765           --      (63,433)     (36,601)        (658)          15
                             ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------

EQUITY TRANSACTIONS:
  Purchase payments
    received from contract
    owners ...............       72,691      122,071      422,529        3,420      974,333      723,440       13,635        4,083
  Transfers between funds        68,618      (87,741)      24,951           --      378,302      380,272            5           --
  Redemptions ............     (144,289)    (193,162)     (27,440)          --     (163,452)     (65,363)      (2,451)          --
  Annuity benefits .......           --           --           --           --           --           --           --           --
  Annual contract
    maintenance charges
    (note 2) .............       (1,511)      (1,220)          --           --       (1,844)        (456)          --           --
  Contingent deferred
    sales charges (note 2)       (1,960)      (1,416)        (490)          --       (1,903)      (1,326)        (162)          --
  Adjustments to
    maintain reserves ....           28           74          (47)           2        3,941        1,512           (5)           1
                             ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
      Net equity
        transactions .....       (6,423)    (161,394)     419,503        3,422    1,189,377    1,038,079       11,022        4,084
                             ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .........      (11,589)    (180,129)     440,268        3,422    1,125,944    1,001,478       10,364        4,099
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD ....      881,067    1,061,196        3,422           --    2,005,352    1,003,874        4,099           --
                             ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
CONTRACT OWNERS' EQUITY
  END OF PERIOD ..........   $  869,478      881,067      443,690        3,422    3,131,296    2,005,352       14,463        4,099
                             ==========   ==========   ==========   ==========   ==========   ==========   ==========   ==========

CHANGES IN UNITS:
  Beginning units ........       49,219       58,294          328           --      150,483       69,558          530           --
                             ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
  Units purchased ........       44,195        8,978       41,430          328      126,603      104,411        2,545          530
  Units redeemed .........      (45,127)     (18,053)      (2,263)          --      (12,321)     (23,486)        (336)          --
                             ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
  Ending units ...........       48,287       49,219       39,495          328      264,765      150,483        2,739          530
                             ==========   ==========   ==========   ==========   ==========   ==========   ==========   ==========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001 AND 2000

                                         STRGINC                         STLCAP                         TEMFORFD
                               --------------------------      --------------------------      --------------------------
                                  2001            2000            2001            2000            2001            2000
                               ----------      ----------      ----------      ----------      ----------      ----------
INVESTMENT ACTIVITY:
  Net investment income ..     $      (91)             --         (51,038)        (78,810)         67,651          57,104
  Realized gain (loss) on
    investments ..........             (5)             --        (151,721)        437,689        (455,179)         32,364
  Change in unrealized
    gain (loss) on
    investments ..........         (1,348)             --      (1,598,680)     (2,118,374)          7,911        (468,696)
  Reinvested capital gains             --              --              --         805,986              --         113,663
                               ----------      ----------      ----------      ----------      ----------      ----------
  Net increase (decrease)
    in contract owners'
    equity resulting from
    operations ...........         (1,444)             --      (1,801,439)       (953,509)       (379,617)       (265,565)
                               ----------      ----------      ----------      ----------      ----------      ----------

EQUITY TRANSACTIONS:
  Purchase payments
    received from contract
    owners ...............         20,818              --         487,841       1,270,016         716,554         988,049
  Transfers between funds              --              --        (331,530)      1,282,656        (317,787)       (456,626)
  Redemptions ............           (132)             --        (433,724)     (1,003,346)       (422,386)       (521,464)
  Annuity benefits .......             --              --              --              --              --              --
  Annual contract
    maintenance charges
    (note 2) .............             --              --          (5,715)         (4,519)         (5,697)         (4,695)
  Contingent deferred
    sales charges (note 2)             --              --          (7,127)        (22,648)         (9,262)         (9,360)
  Adjustments to maintain
    reserves .............             (2)             --            (203)            573            (130)            117
                               ----------      ----------      ----------      ----------      ----------      ----------
      Net equity
        transactions .....         20,684              --        (290,458)      1,522,732         (38,708)         (3,979)
                               ----------      ----------      ----------      ----------      ----------      ----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .........         19,240              --      (2,091,897)        569,223        (418,325)       (269,544)
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD ....             --              --       5,458,905       4,889,682       5,595,312       5,864,856
                               ----------      ----------      ----------      ----------      ----------      ----------
CONTRACT OWNERS' EQUITY
  END OF PERIOD ..........     $   19,240              --       3,367,008       5,458,905       5,176,987       5,595,312
                               ==========      ==========      ==========      ==========      ==========      ==========

CHANGES IN UNITS:
  Beginning units ........             --              --         151,239         115,792         338,697         334,228
                               ----------      ----------      ----------      ----------      ----------      ----------
  Units purchased ........          2,811              --          20,547          73,720          27,202         247,403
  Units redeemed .........            (18)             --         (32,231)        (38,273)         (9,165)       (242,934)
                               ----------      ----------      ----------      ----------      ----------      ----------
  Ending units ...........          2,793              --         139,555         151,239         356,734         338,697
                               ==========      ==========      ==========      ==========      ==========      ==========

See accompanying notes to financial statements.

                          NATIONWIDE VARIABLE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2001 AND 2000


(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a)  Organization and Nature of Operations

          The Nationwide Variable Account (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on March 3, 1976. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

          The Company offers Individual Deferred Variable Annuity Contracts through the Account. As of December 25, 1982, only tax qualified contracts are issued. The primary distribution for the contract is through the Company for Individual Retirement Account rollovers; however, other distributors may be utilized.

     (b)  The Contracts

          Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract charges.

          With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

               American Century Growth Fund - Investor Class (ACGroI)
               American Century Income & Growth Fund - Advisor Class (ACIncGroA) American Century Income & Growth Fund - Investor Class
                    (ACIncGroI)
               American Century International Growth Fund - Advisor Class
                    (ACIntGrA)
               American Century International Growth Fund - Investor Class
                    (ACIntlGrI)
               American Century Short-Term Government Fund - Investor Class
                    (ACSTGvtI)
               American Century Ultra Fund - Investor Class (ACUltraI)
               Credit Suisse Emerging Growth Fund - Common Shares (CSWPEmGro) Credit Suisse Global Fixed-Income Fund - Common Shares
                    (CSWPGlFixI)
               Delaware Delchester Fund Institutional Class (DeHYBd)
               Dreyfus A Bonds Plus, Inc. (DryABds)
               Dreyfus Appreciation Fund, Inc. (DryApp)
               Dreyfus Balanced Fund, Inc. (DryBal)
               Dreyfus Emerging Leaders Fund (DryELead)
               The  Dreyfus Premier Third Century Fund, Inc. - Class Z
                    (Dry3dCen)
               Dreyfus S&P 500 Index Fund (Dry500Ix)
               Evergreen Equity Income Fund - Class I (EvInc) (formerly Class Y) Federated Equity Income Fund - Class F Shares (FedEqInF) Federated High Yield Trust (FedHiYld)
               Federated Intermediate Income Fund - Institutional Service Class
                    (FedIntInc)
               Federated Investment Series Funds, Inc. - Federated Bond Fund -
                    Class F Shares (FedBdFd)
               Fidelity(R) Advisor Balanced Fund - Class A (FABalA)
               Fidelity(R) Advisor Balanced Fund - Class T (FABal)
               Fidelity(R) Advisor Equity Growth Fund - Class A (FAEGroA) Fidelity(R) Advisor Equity Income Fund - Class A (FAEqIncA) Fidelity(R) Advisor Equity Income Fund - Class T (FAEqInc) Fidelity(R) Advisor Growth Opportunities Fund -
                    Class A (FAGrOppA)
               Fidelity(R) Advisor Growth Opportunities Fund - Class T (FAGrOpp) Fidelity(R) Advisor High Yield Fund - Class T (FAHiYld) Fidelity(R) Advisor Overseas Fund - Class A (FAOvA)


                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

               Fidelity(R) Asset Manager(TM)(FidAsMgr)
               Fidelity(R) Capital & Income Fund (FidCapInc)
                    (not available for additional purchase payments or exchanges after May 1, 1991)
               Fidelity(R) Equity-Income Fund (FidEqInc)
               Fidelity(R) Magellan(R)Fund (FidMgln)
               Fidelity(R) Puritan(R)Fund (FidPurtn)
               Fidelity(R) Variable Insurance Products Fund - High Income
                    Portfolio: Initial Class (FidVIPHI)
                    (not available for additional purchase payments or exchanges after December 1, 1993)
               Franklin Mutual Series Fund, Inc. - Mutual Shares Fund - Class A
                    (FranMutSer)
               Franklin Small Cap Growth Fund I - Class A (FrSmCapGr)
               Franklin Value Investors Trust - Franklin Balance Sheet
                    Investment Fund - Class A (FrBSInv)
               Invesco Dynamics Fund - Investor Class (InvDynam)
               Invesco Small Company Growth Fund - Investor Class (InvSmCoGr) Invesco Total Return Fund - Investor Class (InvTotRet)
               Janus Adviser Balanced Fund (JanBal)
               Janus Adviser International Fund (JanIntl)
               Janus Adviser Worldwide Fund (JanWorld)
               Janus Fund (JanFund)
               Janus Twenty Fund (Jan20Fd)
               Janus Worldwide Fund (JanWrldwde)
               Lazard Small Cap Portfolio - Open Shares (LazSmCap)
               MFS(R) Global Governments Fund - Class A (MFSWGvt)*
               MFS(R) Strategic Income Fund - Class A (MFSStratIncA) Nationwide(R) Bond Fund - Class D (NWBdFd)
                    (managed for a fee by an affiliated investment advisor)
               Nationwide(R) Bond Index Fund - Class A (NWBdIx) (managed for a fee by an affiliated investment advisor)
               Nationwide(R) Family of Funds Gartmore Growth Fund - Class D
                    (NWGroFd)
                    (formerly Nationwide Growth Fund - Class D)
               Nationwide(R) Family of Funds Gartmore Total Return Fund -
                    Class D (NWFund)
                    (formerly Nationwide Fund - Class D)
               Nationwide(R) Family of Funds Gartmore Value Opportunities Fund -
                    Class A (NWValOp)
               Nationwide(R) Government Bond Fund - Class D (NWUSGvt)
                    (formerly Nationwide(R) Intermediate U.S. Government Bond
                         Fund - Class D)
                    (managed for a fee by an affiliated investment advisor)
               Nationwide(R) Investor Destinations Aggressive Fund - Service
                    Class (NWIDAgg)
               Nationwide(R) Investor Destinations Conservative Fund - Service
                    Class (NWIDCon)
               Nationwide(R) Investor Destinations Moderate Fund - Service Class
                    (NWIDMod)
               Nationwide(R) Investor Destinations Moderately Aggressive Fund -
                    Service Class (NWIDModAg)
               Nationwide(R) Investor Destinations Moderately Conservative
                    Fund - Service Class (NWIDModC)
               Nationwide(R) International Index Fund - Class A (NWIntIx)
                    (managed for a fee by an affiliated investment advisor)
               Nationwide(R) Large Cap Growth Fund - Class A (PrLgCpGro)
                    (formerly Prestige Large Cap Growth Fund - Class A)
                    (managed for a fee by an affiliated investment advisor)
               Nationwide(R) Large Cap Value Fund - Class A (PrLgCpVal)
                    (formerly Prestige Large Cap Value Fund - Class A)
                    (managed for a fee by an affiliated investment advisor)

               Nationwide(R) Mid Cap Market Index Fund - Class A (NWMdCpMkt)
                    (managed for a fee by an affiliated investment advisor)
               Nationwide(R) Money Market Fund - Prime Shares (NWMyMkt)
                    (managed for a fee by an affiliated investment advisor)
               Nationwide(R) Money Market Fund - Service Class (NWMyMkS)
                    (managed for a fee by an affiliated investment advisor)
               Nationwide(R) Mutual Funds - Prestige Balanced Fund - Class A
                    (PrBal)*
               Nationwide(R) Mutual Funds - Prestige International Fund -
                    Class A (PrInt)*
               Nationwide(R) S&P 500 Index Fund - Service Class (NWIndxFd)
                    (managed for a fee by an affiliated investment advisor)
               Nationwide(R) SAT - J.P. Morgan NSAT Balanced Fund Class I
                    (NSATBal)
               Nationwide(R) Small Cap Fund - Class A (PrSmCp)
                    (formerly Prestige Small Cap Fund - Class A)
                    (managed for a fee by an affiliated investment advisor)
               Nationwide(R) Small Cap Index Fund - Class A (NWSmCpIx)
                    (managed for a fee by an affiliated investment advisor)
               Neuberger Berman Equity Funds(R)- Guardian Fund - Investor Class
                    Shares (NBEFGuard)
               Neuberger Berman Equity Funds(R)- Partners Fund - Investor Class
                    Shares (NBEFPart)
               Neuberger Berman Equity Trust(R) - Genesis Fund - Trust Class
                    Shares (NBETGen)
                    (available only for contract established prior to March 6,
                        1998)
               Neuberger Berman Equity Trust(R)- Guardian Fund - Trust Class
                    Shares (NBETGuard)
               Neuberger Berman Equity Trust(R)- Partners Fund - Trust Class
                    Shares (NBETPart)
               Neuberger Berman Limited Maturity Bond Fund(R)- Investor Class
                    Shares (NBIFLtdMat)
               Oppenheimer Capital Appreciation Fund A (OppCapApA)
               Oppenheimer Global Fund A (OppGlob)
               Oppenheimer Strategic Income Fund A (OpStrInc)
               Phoenix - Oakhurst Balanced Fund - Class A (PhxBalFd)
               PIMCO Total Return Fund - Class A (PimTotRet)
               Strong Advisor Common Stock Fund - Class Z (StComStk)
               Strong Advisor Mid Cap Growth Fund - Class Z (StrMidCap)
               Strong Growth & Income Fund (StrGInc)
               Strong Large Cap Growth Fund (StrLCap)
                    (formerly Strong Total Return Fund)
               Templeton Foreign Fund - Class A (TemForFd)

               *At December 31, 2001, contract owners have not invested in this fund.

     The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

(c)  Security Valuation, Transactions and Related Investment Income

     The fair value of the underlying mutual funds is based on the closing net asset value per share at December 31, 2001. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

(d)  Federal Income Taxes

     Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

     The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.


                                                                     (Continued)

                           NATIONWIDE VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


(e)  Use of Estimates in the Preparation of Financial Statements

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f)  Calculation of Annuity Reserves

     Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(2) EXPENSES

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owner's contract value a contingent deferred sales charge.

     For Soloist contracts issued prior to January 1, 1993, the contingent deferred sales charge will be equal to 5% of the lesser of the total of all purchase payments made within 96 months prior to the date of the request for surrender or the amount surrendered. For Soloist contracts issued on or after January 1, 1993, the Company will deduct a contingent deferred sales charge not to exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining 1% per year, to 0%, after the purchase payment has been held in the contract for 84 months.

     For Successor contracts, the standard contract does not include a contingent deferred sales charge. However, a contingent deferred sales charge schedule may be elected in return for a reduction in the annual mortality and expense risk charge.

     No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     On Soloist contracts, the Company deducts an annual contract maintenance charge of $30, which is satisfied by surrendering units. No contract maintenance charge is deducted on Successor contracts.

     The Company deducts a mortality and expense risk charge assessed through the daily unit value calculation. The Rider table on the following page illustrates the annual rate for all contract level charges by product as well as the maximum variable account charge per product. The table also summarizes the contract level rider options available to contract holders. The rider options and related charges are described in more detail in the applicable product prospectus.

                              NATIONWIDE VARIABLE ACCOUNT RIDERS                                      SOLOIST          SUCCESSOR
                                                                                                      -------          ---------
MORTALITY AND EXPENSE RISK - BASIC                                                                      1.30%             0.95%
REDUCED PURCHASE PAYMENT OPTION:                                                                          --              0.25%
      Initial lowered to $1,000 and subsequent lowered to $25. Not available for investment only contracts

DEATH BENEFIT OPTIONS:
   One-Year (or Anniversary) Enhanced (for contracts issued on or after 1-2-01)                           --              0.15%
      If death before annuitization, benefit will be greatest of
      (i) contract value,
      (ii) purchase payments less surrenders or
      (iii) highest contract value before 86th birthday less surrenders
   Greater of One-Year (or Anniversary) or 5% Enhanced (for contracts issued on or after 1-2-01)          --              0.20%
      If death before annuitization, benefit will be greatest of
      (i) contract value,
      (ii) purchase payments less surrenders,
      (iii) highest contract value before 86th birthday less surrenders or (iv) the 5%
            interest anniversary value
   One-Year Step Up (for contracts issued prior to 1-2-01)                                                --              0.10%
      If death before annuitization, benefit will be greatest of
      (i) contract value,
      (ii) purchase payments less surrenders or
      (iii) highest contract value before 86th birthday less surrenders
   5% Enhanced (for contracts issued prior to 1-2-01)                                                     --              0.05%
      If death before annuitization, benefit will be greater of
      (i) contract value or
      (ii) total of all purchase payments less surrenders with 5% simple interest from purchase to most recent contract anniversary prior to annuitant's 86th birthday

GUARANTEED MINIMUM INCOME BENEFIT OPTIONS:
   Option 1                                                                                               --              0.45%
   Option 2                                                                                               --              0.30%
      Provide for minimum guaranteed value that may replace contract value for annuitization under certain circumstances

BENEFICIARY PROTECTOR OPTION:                                                                             --              0.40%
      Upon annuitant death, in addition to any death benefit payable, an additional amount will be credited to contract


MAXIMUM VARIABLE ACCOUNT CHARGES*                                                                       1.30%             2.50%

*    When maximum options are elected.

The following table provides mortality and expense risk charges by asset fee rates for the year ended December 31, 2001:

                            TOTAL            ACGROI        ACINCGROA      ACINCGROI        ACINTGRA
                            -----            ------        ---------      ---------        --------
   0.95% ...........      $  119,350          1,441          3,019             --            732
   1.00% ...........           2,225             11            138             --             --
   1.05% ...........          11,551            506            955             --             62
   1.10% ...........          20,034             59            361             --             75
   1.15% ...........           1,252             --             --             --             --
   1.20% ...........          74,019            844          1,847             --            353
   1.25% ...........          26,095            122          1,656             --            172
   1.30% ...........       3,995,600        156,870            127        117,307             --
   1.35% ...........           4,245             85            144             --             --
   1.40% ...........           4,337            570            578             --             37
   1.45% ...........           7,664             99            230             --             73
   1.50% ...........           1,281             12            134             --             25
   1.55% ...........             828             17            100             --             --
   1.60% ...........             375              7              1             --             --
   1.65% ...........             423             14             --             --             --
   1.70% ...........              80             --             --             --             --
   1.80% ...........              67             --             --             --             --
   1.90% ...........              22             --             --             --             --
                          ----------        -------          -----        -------          -----
Total ..............      $4,269,448        160,657          9,290        117,307          1,529
                          ==========        =======          =====        =======          =====


                                                                     (Continued)

                           NATIONWIDE VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                          ACINTLGRI         ACSTGVTI       ACULTRAI       CSWPEMGRO        CSWPGIFIXI
                          ---------         --------       --------       ---------        ----------
   0.95% ...........      $    --             2,412          9,926             --               --
   1.00% ...........           --                22             58             --               --
   1.05% ...........           --                --            532             --               --
   1.10% ...........           --                11            868             --               --
   1.15% ...........           --               219             --             --               --
   1.20% ...........           --               214          4,451             --               --
   1.25% ...........           --                --          2,157             --               --
   1.30% ...........       32,218            21,759        291,850         59,678            2,610
   1.35% ...........           --                36            248             --               --
   1.40% ...........           --                --             35             --               --
   1.45% ...........           --                61            618             --               --
   1.50% ...........           --                11             85             --               --
   1.55% ...........           --                --             14             --               --
   1.60% ...........           --                --             16             --               --
   1.65% ...........           --                --              1             --               --
   1.80% ...........           --                --              7             --               --
                          -------           -------        -------        -------          -------
Total ..............      $32,218            24,745        310,866         59,678            2,610
                          =======           =======        =======        =======          =======


                          DEHYBD            DRYABDS        DRYAPP         DRYBAL           DRYELEAD
   0.95% ..........       $   --              6,411         1,438            108
   1.00% ..........           --                 --            78            488               --
   1.05% ..........           --                 --            12            465               --
   1.10% ..........           --                 --           274            602               --
   1.20% ..........           --                 --         1,141          1,277              718
   1.25% ..........           --                 --           827             69               43
   1.30% ..........        6,478             32,139        30,499         12,780               --
   1.35% ..........           --                 --           176             26               --
   1.40% ..........           --                 --            15          1,050               --
   1.45% ..........           --                 --           129             65               --
   1.50% ..........           --                 --            10             26               --
   1.55% ..........           --                 --             1             83               --
   1.65% ..........           --                 --            69             --               --
                          ------             ------        ------         ------           ------
Total .............       $6,478             32,139        39,642         18,369              869
                          ======             ======        ======         ======           ======

                                 DRY3DCEN          DRY500IX          EVINC          FEDEQINF       FEDHIYLD
                                 --------          --------          -----          --------       --------
   0.95% ..........              $ 2,652               --               --               --              423
   1.00% ..........                   --               --               --               --               17
   1.05% ..........                   --               --               --               --              215
   1.10% ..........                    7               --               --               --              194
   1.20% ..........                  590               --               --              207              210
   1.25% ..........                  514               --               --               57              157
   1.30% ..........               22,226          283,485           11,543               --            6,923
   1.35% ..........                   --               --               --                4                1
   1.45% ..........                  153               --               --               --               15

Continued                      DRY3DCEN         DRY500IX          EVINC           FEDEQINF        FEDHIYLD
---------                      --------         --------          -----           --------        --------
   1.50% ..........                 --               --               --                1               --
   1.60% ..........                 --               --               --               --                1
   1.70% ..........                  1               --               --               --                1
                               -------          -------          -------          -------          -------
Total .............            $26,143          283,485           11,543              269            8,157
                               =======          =======          =======          =======          =======


                              FEDINTINC       FEDBDFD         FABALA          FABAL           FAEGROA
                              ---------       -------         ------          -----           -------
   0.95% ...........          $  397           1,439           1,762              --             977
   1.00% ...........              22              --              --              --              --
   1.05% ...........              --             572              44              --              --
   1.10% ...........              --             279           2,130              --              46
   1.15% ...........              --              --             159              --              --
   1.20% ...........              --             976             582              --             142
   1.25% ...........              --             206             194              --               3
   1.30% ...........              --          19,443              --          16,149              --
   1.35% ...........              --              15             252              --               2
   1.40% ...........              --              31               6              --              --
   1.45% ...........              --              57             110              --              18
   1.50% ...........              --              --               3              --              --
   1.55% ...........              --              16              --              --              --
   1.60% ...........              --              --               2              --              --
   1.80% ...........              --              11              --              --              --
   1.90% ...........              --               4              --              --              --
                              ------          ------          ------          ------          ------
Total                         $  419          23,049           5,244          16,149           1,188
                              ======          ======          ======          ======          ======

                             FAEQINCA         FAEQINC        FAGROPPA        FAGROPP         FAHIYLD
                             --------         -------        --------        -------         -------
   0.95% ...........          $3,569              --             802              --             403
   1.00% ...........              63              --              --              --               5
   1.05% ...........             302              --              --              --              36
   1.10% ...........             379              --             277              --              52
   1.20% ...........           1,387              --             756              --             355
   1.25% ...........           1,215              --              16              --             129
   1.30% ...........              51          29,696              --          75,522          31,565
   1.35% ...........              25              --              18              --              --
   1.40% ...........              21              --              --              --              --
   1.45% ...........             141              --             133              --              43
   1.50% ...........              18              --              --              --              --
   1.65% ...........              67              --              --              --              --
   1.70% ...........              --              --              --              --               4
   1.80% ...........              --              --               7              --              11
                              ------          ------          ------          ------          ------
Total ..............          $7,238          29,696           2,009          75,522          32,603
                              ======          ======          ======          ======          ======


                          FAOVA          FIDASMGR          FIDCAPINC      FIDEQINC         FIDMGLN
                          -----          --------          ---------      --------         -------
   0.95%                 $    84               --               --               --               --
   1.20%                      20               --               --               --               --
   1.30%                      --           71,048            9,352          157,714          438,675
                         -------          -------          -------          -------          -------
Total                    $   104           71,048            9,352          157,714          438,675
                         =======          =======          =======          =======          =======


                                                                     (Continued)

                           NATIONWIDE VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                           FIDPURTN             FIDVIPHI      FRANMUTSER         FRSMCAPGR          FRBSINV
                           --------             --------      ----------         ---------          -------
   0.95% ...........$            --                --             2,522             2,808               282
   1.00% ...........             --                --               125                22                --
   1.05% ...........             --                --                76               578                --
   1.10% ...........             --                --               364               175                15
   1.20% ...........             --                --             1,208             1,615               162
   1.25% ...........             --                --               502               873               278
   1.30% ...........        171,307             1,011            17,581               198                --
   1.35% ...........             --                --               109                40                69
   1.40% ...........             --                --                 3                37                --
   1.45% ...........             --                --                28               156                47
   1.50% ...........             --                --                14                --                 2
   1.55% ...........             --                --                99                14                --
   1.60% ...........             --                --                 7                --                 3
   1.65% ...........             --                --                 6                --                --
   1.70% ...........             --                --                --                 1                --
   1.90% ...........             --                --                 4                --                --
                           --------          --------          --------          --------          --------
Total ..............       $171,307             1,011            22,648             6,517               858
                           ========          ========          ========          ========          ========

                              INVDYNAM         INVSMCOGR          INVTOTRET           JANBAL           JANINTL
                              --------         ---------          ---------           ------           -------
   0.95% ...........          $  5,725             1,018               169               853                --
   1.00% ...........               121                 2                --                30                --
   1.05% ...........               569               278                30                --                59
   1.10% ...........               804                64               153               444                --
   1.15% ...........                26                --                --                --                --
   1.20% ...........             4,294             1,170             1,293               102                --
   1.25% ...........             1,258                71               341               104                17
   1.30% ...........           104,639               110                 8                22                50
   1.35% ...........               175                57                43                 7                --
   1.40% ...........               554               523                38                --                --
   1.45% ...........               513                40               207                80                 3
   1.50% ...........               130                29                --                11                --
   1.55% ...........                44                26                23                --                --
   1.60% ...........               117                12                --                --                --
   1.65% ...........                46                 9                --                --                --
   1.70% ...........                 5                --                --                --                --
   1.80% ...........                 6                --                --                --                --
                              --------          --------          --------          --------          --------
Total ..............          $119,026             3,409             2,305             1,653               129
                              ========          ========          ========          ========          ========


                         JANWORLD         JANFUND         JAN20FD        JANWRLDWDE        LAZSMCAP
                         --------         -------         -------        ----------        --------
   0.95% ...........      $1,843           5,416          12,051           5,212             611
   1.00% ...........         115             184              22              63              --
   1.05% ...........         681             752           1,235             174              --
   1.10% ...........         775           1,085           1,381              40              48
   1.15% ...........         150              --              25              --              --
   1.20% ...........       2,238           4,286           7,110             240             209
   1.25% ...........       1,492           3,012           2,615           1,295               5

Continued                  JANWORLD        JANFUND          JAN20FD        JANWRLDWDE         LAZSMCAP
---------                  --------        -------          -------        ----------         --------
   1.30% ...........           57          209,564          431,858          230,705            9,706
   1.35% ...........          193              351              338               --               18
   1.40% ...........          586               64               51               --               --
   1.45% ...........          650              496              761              124                3
   1.50% ...........           67               64              194               42               --
   1.55% ...........            3               17                6               --               58
   1.60% ...........            7                3               18                3               --
   1.65% ...........           50               78               --               --               --
   1.70% ...........           --                3                7               --               --
   1.80% ...........            3                6                6               --               --
   1.90% ...........           --               --               --               --                5
                          -------          -------          -------          -------          -------
     Total .........      $ 8,910          225,381          457,678          237,898           10,663
                          =======          =======          =======          =======          =======

                              MFSWGVT        MFSSTRATINCA     NWBDFD          NWBDIX         NWGROFD
                              -------        ------------     ------          ------         -------
   0.95% ...........          $   --              --             488               6             235
   1.00% ...........              --              --              75              --              20
   1.05% ...........              --              --             489              41              --
   1.10% ...........              --              --             132               5              --
   1.20% ...........              --              --             224               2             442
   1.25% ...........              --              --             233               9              21
   1.30% ...........           3,166           1,858          17,766              --          18,709
   1.35% ...........              --              --              48              --               1
   1.40% ...........              --              --              --              --               3
   1.45% ...........              --              --              57              --              49
   1.55% ...........              --              --              56              --              --
   1.70% ...........              --              --               1              --              --
                              ------          ------          ------          ------          ------
     Total .........          $3,166           1,858          19,569              63          19,480
                              ======          ======          ======          ======          ======


                           NWFUND            NWVALOP        NWUSGVT          NWIDAGG          NWIDCON
                           ------            -------        -------          -------          -------
   0.95% ...........      $   740               --            3,687               --               --
   1.00% ...........           84               --                1               --               --
   1.05% ...........           --               --               23               --               --
   1.10% ...........          112               --            1,401               --               --
   1.20% ...........          279               --              774                4               --
   1.25% ...........           85               --               --               --               --
   1.30% ...........       78,335               --           11,762               --               --
   1.35% ...........           16               --               26               --                1
   1.40% ...........           16               --                2                2                3
   1.45% ...........           61               12               18               --               --
   1.50% ...........           --                1               --               --               --
   1.55% ...........           57               --               37               --               --
   1.60% ...........           --               --                9               --               --
   1.70% ...........           --               --               10               --               --
   1.80% ...........            3               --               --               --               --
   1.90% ...........           --               --                4               --               --
                          -------          -------          -------          -------          -------
     Total .........      $79,788               13           17,754                6                4
                          =======          =======          =======          =======          =======


                                                                     (Continued)

                           NATIONWIDE VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                             NWIDMOD         NWIDMODAG    NWIDMODC       NWINTLIX      PRLGCPGRO
                             -------         ---------    --------       --------      ---------
   0.95% ...........          $ 783             --             --             --             32
   1.20% ...........            .62             --             --              4             51
   1.25% ...........             --             --             --             --             50
   1.30% ...........             --             --             --             --          1,828
   1.35% ...........             --              2             --             --              8
   1.40% ...........              1              2             --             --             --
   1.45% ...........              4              7             --              4             --
   1.50% ...........             --             --              4             --             --
                            -------        -------        -------        -------        -------
     Total .........          $ 850             11              4              8          1,969
                            =======        =======        =======        =======        =======


                            PRLGCPVAL        NWMDCPMKT        NWMYMKT          NWMYMKS           PRBAL
                            ---------        ---------        -------          -------           -----
   0.95% ...........        $   349               44               --           15,634               --
   1.00% ...........             --               --               --               20               --
   1.05% ...........             --               --               --              462               --
   1.10% ...........             --               --               --            1,238               --
   1.15% ...........             --               --               --              673               --
   1.20% ...........            393               30               --           17,018               52
   1.25% ...........             33               --               --              308               --
   1.30% ...........          3,859               --          205,437            2,167              212
   1.35% ...........             --               --               --              745               --
   1.45% ...........             16                8               --              574               --
   1.50% ...........              6               --               --              147               --
   1.55% ...........             --               --               --               43               --
   1.70% ...........             --               --               --               47               --
                            -------          -------          -------          -------          -------
     Total .........        $ 4,656               82          205,437           39,076              264
                            =======          =======          =======          =======          =======


                             PRINT         NWINDXFD         NSATBAL         PRSMCP          NWSMCPIX
                             -----         --------         -------         ------          --------
   0.95% ...........        $   --           7,926              --              66               4
   1.00% ...........            --             149              --              --              --
   1.05% ...........            --             644              --              --              --
   1.10% ...........            --             586              --              23              --
   1.20% ...........            55           2,512              16              78               8
   1.25% ...........            --           2,248              --              12              --
   1.30% ...........           562           8,956             163           5,016              --
   1.35% ...........            --             474              --              --              --
   1.40% ...........            --               7              --              --              --
   1.45% ...........            35             272              --              11              18
   1.50% ...........            --             148              --              --               1
   1.55% ...........            --              34              --              --              --
   1.60% ...........            --              27              --              --              --
   1.65% ...........            --              16              --              --              --
   1.80% ...........            --               7              --              --              --
                            ------          ------          ------          ------          ------
     Total .........        $  652          24,006             179           5,206              31
                            ======          ======          ======          ======          ======

                             NBEFGUARD        NBEFPART         NBETGEN         NBETGUARD         NBETPART
                             ---------        --------         -------         ---------         --------
   0.95% ...........         $    --               --            1,748              298              466
   1.00% ...........              --               --              106               --               --
   1.10% ...........              --               --              326              416               --
   1.20% ...........              --               --            1,689              574              477
   1.25% ...........              --               --               51               --              193
   1.30% ...........          71,545           82,769           33,802               --               --
   1.35% ...........              --               --               58              122                9
   1.40% ...........              --               --                8                2               --
   1.45% ...........              --               --              180               41               39
   1.50% ...........              --               --                4                2               --
   1.55% ...........              --               --               10               16               --
   1.60% ...........              --               --                7               --               --
   1.65% ...........              --               --               42               --               --
                             -------          -------          -------          -------          -------
     Total .........         $71,545           82,769           38,031            1,471            1,184
                             =======          =======          =======          =======          =======


                           NBIFLTDMAT       OPPCAPAPA         OPPGLOB          OPSTRINC         PHXBALFD
                           ----------       ---------         -------          --------         --------
   0.95% ...........        $    --              996            5,471               --               --
   1.00% ...........             --               19              109               --               --
   1.05% ...........             --               78            1,220               --               --
   1.10% ...........             --               56            1,334               --               --
   1.20% ...........             --              250            4,612               --               --
   1.25% ...........             --              273            1,128              241               --
   1.30% ...........         11,343               25          167,981               --           11,655
   1.35% ...........             --               --               62               --               --
   1.40% ...........             --               --               88               --               --
   1.45% ...........             --              179              554                8               --
   1.50% ...........             --               18               54               --               --
   1.55% ...........             --               --               54               --               --
   1.60% ...........             --                2              132               --               --
   1.65% ...........             --               --                8               --               --
   1.90% ...........             --               --                5               --               --
                            -------          -------          -------          -------          -------
     Total .........        $11,343            1,896          182,812              249           11,655
                            =======          =======          =======          =======          =======


                               PIMTOTRET       STCOMSTK        STRMIDCAP        STRGINC        STLCAP
                               ---------       --------        ---------        -------        ------
   0.95% ...........            $   65           2,628              --              55              --
   1.00% ...........                --              42              --              --              --
   1.05% ...........                --             220              --              --              --
   1.10% ...........             2,522             831              19              --              --
   1.20% ...........               217           1,647               8               9              --
   1.25% ...........                17           1,784               5              --              --
   1.30% ...........               880          26,382              --              --          51,082
   1.35% ...........                --              28              --              --              --
   1.40% ...........                --               4              --              --              --
   1.45% ...........                43             329               9              27              --
   1.50% ...........                 5              13              --              --              --
   1.60% ...........                --               1              --              --              --
   1.65% ...........                --              17              --              --              --
                                ------          ------          ------          ------          ------
     Total .........            $3,749          33,926              41              91          51,082
                                ======          ======          ======          ======          ======


                                                                     (Continued)

                           NATIONWIDE VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                             TEMFORFD
                             --------
0.95% ..............         $ 1,124
1.00% ..............              14
1.05% ..............             241
1.10% ..............              71
1.20% ..............           2,535
1.25% ..............               4
1.30% ..............          63,817
1.35% ..............             213
1.45% ..............              56
                             -------
Total ..............         $68,075
                             =======

(3)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, share-holder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(4)  FINANCIAL HIGHLIGHTS

     The following is a summary of units, unit fair values and contract owners' equity outstanding for variable annuity contracts as of the end of the periods indicated, and the contract expense rate and total return for each of the periods in the five year period ended December 31, 2001.

                                                 CONTRACT                         UNIT           CONTRACT          TOTAL
                                               EXPENSE RATE*       UNITS       FAIR VALUE     OWNERS' EQUITY      RETURN**
                                               -------------       -----       ----------     --------------      --------
American Century Growth Fund - Investor Class

      2001 ..................................       0.95%          24,480      $ 6.449502     $      157,884      -19.45%
                                                    1.00%             313        6.444078              2,017      -19.49%
                                                    1.05%           7,363        6.438630             47,408      -19.53%
                                                    1.10%           1,333        6.433204              8,575      -19.57%
                                                    1.20%          11,516        6.422342             73,960      -19.65%
                                                    1.25%           2,684        6.416919             17,223      -19.69%
                                                    1.30%         138,600       79.512370         11,020,414      -19.73%
                                                    1.35%             979        6.406085              6,272      -19.77%
                                                    1.40%           5,928        6.400657             37,943      -19.81%
                                                    1.45%           1,068        6.395245              6,830      -19.86%
                                                    1.50%              87        6.389818                556      -19.90%
                                                    1.55%             538        6.384404              3,435      -19.94%
                                                    1.65%             181        6.373586              1,154      -20.02%
                                                    1.70%               8        6.368173                 51      -20.06%
      2000 ..................................       0.95%          18,894        8.006373            151,272      -19.94% 05/01/00
                                                    1.00%             353        8.003702              2,825      -19.96% 05/01/00
                                                    1.05%           5,065        8.001020             40,525      -19.99% 05/01/00
                                                    1.20%           4,759        7.992996             38,039      -20.07% 05/01/00
                                                    1.25%           1,271        7.990318             10,156      -20.10% 05/01/00
                                                    1.30%         148,234       99.058910         14,683,898      -15.81%
                                                    1.35%             492        7.984965              3,929      -20.15% 05/01/00
                                                    1.40%           5,942        7.982278             47,431      -20.18% 05/01/00
                                                    1.45%           1,018        7.979607              8,123      -20.20% 05/01/00
                                                    1.60%             102        7.971560                813      -20.28% 05/01/00
                                                    1.65%              36        7.968889                287      -20.31% 05/01/00
      1999 ..................................       1.30%         153,919      117.667874         18,111,321       32.93%
      1998 ..................................       1.30%         150,519       88.518097         13,323,655       34.99%
      1997 ..................................       1.30%         158,492       65.572069         10,392,648       27.60%

American Century Income & Growth Fund -
 Advisor Class

      2001 ..................................       0.95%          65,887        8.090015            533,027       -9.51%
                                                    1.00%           2,130        8.083213             17,217       -9.55%
                                                    1.05%           9,832        8.076413             79,407       -9.60%
                                                    1.10%           7,789        8.069609             62,854       -9.64%
                                                    1.15%               6        8.062794                 48       -9.69%
                                                    1.20%          25,824        8.055987            208,038       -9.74%
                                                    1.25%          16,997        8.049205            136,812       -9.78%
                                                    1.30%           1,555        8.042401             12,506       -9.83%
                                                    1.35%           1,949        8.035620             15,661       -9.87%
                                                    1.40%           4,492        8.028811             36,065       -9.92%
                                                    1.45%           3,180        8.022025             25,510       -9.97%
                                                    1.50%           1,264        8.015252             10,131       -10.01%
                                                    1.55%           6,701        8.008468             53,665       -10.06%
                                                    1.60%             224        8.001664              1,792       -10.10%
                                                    1.70%               7        7.988111                 56       -10.20%
      2000 ..................................       0.95%          28,545        8.939837            255,188       -10.60% 05/01/00
                                                    1.00%             899        8.936855              8,034       -10.63% 05/01/00
                                                    1.05%           5,861        8.933871             52,361       -10.66% 05/01/00
                                                    1.10%           2,181        8.930891             19,478       -10.69% 05/01/00
                                                    1.20%          10,353        8.924912             92,400       -10.75% 05/01/00
                                                    1.25%          12,233        8.921936            109,142       -10.78% 05/01/00

                                                                     (Continued)

                           NATIONWIDE VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                 CONTRACT                         UNIT           CONTRACT          TOTAL
                                               EXPENSE RATE*      UNITS        FAIR VALUE     OWNERS' EQUITY      RETURN**
                                               -------------    --------       ----------     --------------      --------
                                                  1.30%              56          8.918944              499        -10.81% 05/01/00
                                                  1.35%             791          8.915964            7,053        -10.84% 05/01/00
                                                  1.40%           5,420          8.912971           48,308        -10.87% 05/01/00
                                                  1.45%             170          8.909987            1,515        -10.90% 05/01/00
                                                  1.50%             681          8.906998            6,066        -10.93% 05/01/00

American Century Income & Growth Fund -
 Investor Class

      2001 ..................................     1.30%         524,128         16.400321        8,595,867         -9.57%
      2000 ..................................     1.30%         539,511         18.136235        9,784,698        -11.69%
      1999 ..................................     1.30%         534,684         20.537578       10,981,114         16.42%
      1998 ..................................     1.30%         397,026         17.640513        7,003,742         25.98%
      1997 ..................................     1.30%         135,424         14.002308        1,896,249         32.71%

American Century International Growth Fund -
 Advisor Class

      2001 ..................................     0.95%          13,166          6.293419           82,859        -27.69%
                                                  1.00%               6          6.288106               38        -27.73%
                                                  1.05%             308          6.282810            1,935        -27.77%
                                                  1.10%           2,708          6.277510           16,999        -27.81%
                                                  1.20%           6,802          6.266925           42,628        -27.88%
                                                  1.25%           2,385          6.261632           14,934        -27.92%
                                                  1.40%             523          6.245756            3,267        -28.03%
                                                  1.45%           1,265          6.240467            7,894        -28.06%
                                                  1.50%             402          6.235181            2,507        -28.10%
      2000 ..................................     0.95%          10,521          8.703964           91,574        -12.96% 05/01/00
                                                  1.05%             286          8.698148            2,488        -13.02% 05/01/00
                                                  1.20%           2,013          8.689431           17,492        -13.11% 05/01/00
                                                  1.25%             424          8.686523            3,683        -13.13% 05/01/00
                                                  1.40%             365          8.677781            3,167        -13.22% 05/01/00
                                                  1.45%             351          8.674874            3,045        -13.25% 05/01/00

American Century International Growth Fund -
 Investor Class

      2001 ..................................     1.30%         123,761         18.119357        2,242,470         27.75%
      2000 ..................................     1.30%         123,327         25.077938        3,092,787        -16.11%
      1999 ..................................     1.30%          67,212         29.892733        2,009,150         62.31%
      1998 ..................................     1.30%          48,212         18.416900          887,916         17.46%
      1997 ..................................     1.30%          31,799         15.678789          498,570         18.17%

American Century Short-Term Government Fund -
 Investor Class

      2001 ..................................     0.95%          33,476         11.221121          375,638          6.13%
                                                  1.00%             310         11.211675            3,476          6.07%
                                                  1.10%             221         11.192809            2,474          5.97%
                                                  1.20%           3,932         11.173964           43,936          5.86%
                                                  1.25%              51         11.164552              569          5.80%
                                                  1.30%          72,410         26.022142        1,884,263          5.73%
                                                  1.35%             357         11.145719            3,979          5.70%
                                                  1.40%              19         11.136315              212          5.64%
                                                  1.45%             546         11.126898            6,075          5.59%
                                                  1.50%              93         11.117502            1,034          5.54%
                                                  1.70%               4         11.079918               44          5.32%
      2000 ..................................     0.95%           8,134         10.573184           86,002          5.73% 05/01/00
                                                  1.20%              58         10.555532              612          5.56% 05/01/00
                                                  1.30%         102,017         24.610929        2,510,733          6.39%
                                                  1.35%             104         10.544941            1,097          5.45% 05/01/00
      1999 ..................................     1.30%          87,493         23.132624        2,023,943          0.52%
      1998 ..................................     1.30%         131,664         23.012292        3,029,890          4.66%
      1997 ..................................     1.30%         138,808         21.986961        3,051,966          4.64%

                                                 CONTRACT                         UNIT           CONTRACT          TOTAL
                                               EXPENSE RATE*       UNITS       FAIR VALUE     OWNERS' EQUITY      RETURN**
                                               -------------       -----       ----------     --------------      --------
American Century Ultra Fund - Investor Class

      2001 ..................................      0.95%           150,587      6.776523          1,020,456      -15.43%
                                                   1.00%             1,484      6.770806             10,048      -15.47%
                                                   1.05%             4,697      6.765100             31,776      -15.52%
                                                   1.10%            16,158      6.759388            109,218      -15.56%
                                                   1.20%            59,502      6.747984            401,519      -15.64%
                                                   1.25%            33,500      6.742284            225,867      -15.69%
                                                   1.30%           996,398     20.728384         20,653,720      -15.73%
                                                   1.35%             3,451      6.730887             23,228      -15.77%
                                                   1.40%               366      6.725197              2,461      -15.82%
                                                   1.45%             9,096      6.719494             61,121      -15.86%
                                                   1.50%               899      6.713812              6,036      -15.90%
                                                   1.55%               190      6.708123              1,275      -15.95%
                                                   1.60%                77      6.702444                516      -15.99%
                                                   1.65%                23      6.696752                154      -16.03%
                                                   1.80%                41      6.679706                274      -16.16%
      2000 ..................................      0.95%           141,363      8.012883          1,132,725      -19.87% 05/01/00
                                                   1.05%             8,672      8.007525             69,441      -19.92% 05/01/00
                                                   1.10%             5,084      8.004847             40,697      -19.95% 05/01/00
                                                   1.20%            41,074      7.999493            328,571      -20.01% 05/01/00
                                                   1.25%               635      7.996806              5,078      -20.03% 05/01/00
                                                   1.30%         1,057,861     24.597823         26,021,078      -20.95%
                                                   1.35%             1,690      7.991449             13,506      -20.09% 05/01/00
                                                   1.40%               366      7.988773              2,924      -20.11% 05/01/00
                                                   1.45%             3,214      7.986087             25,667      -20.14% 05/01/00
                                                   1.50%               247      7.983407              1,972      -20.17% 05/01/00
                                                   1.55%                57      7.980721                455      -20.19% 05/01/00
                                                   1.60%               157      7.978043              1,253      -20.22% 05/01/00
                                                   1.65%                24      7.975357                191      -20.25% 05/01/00
      1999 ..................................      1.30%           958,510     31.115121         29,824,155       39.63%
      1998 ..................................      1.30%           784,677     22.284614         17,486,224       32.80%
      1997 ..................................      1.30%           660,821     16.780808         11,089,110       21.53%

Credit Suisse Emerging Growth Fund -
 Common Shares

      2001 ..................................      1.30%           317,127     13.319611          4,224,008      -25.80%
      2000 ..................................      1.30%           339,409     17.950417          6,092,533      -13.17%
      1999 ..................................      1.30%           288,739     20.672241          5,968,882       39.97%
      1998 ..................................      1.30%           338,034     14.769496          4,992,592        4.45%
      1997 ..................................      1.30%           316,835     14.140391          4,480,171       19.69%

Credit Suisse Global Fixed Income Fund -
 Common Shares

      2001 ..................................      1.30%            16,666     11.376047            189,593        1.83%
      2000 ..................................      1.30%            15,052     11.172038            168,162        5.85%
      1999 ..................................      1.30%             5,420     10.554122             57,203       -0.91%
      1998 ..................................      1.30%            14,079     10.651516            149,963        6.52% 01/05/98

Delaware Delchester Fund Institutional Class

      2001 ..................................      1.30%            39,799     10.141053            403,604       -8.93%
      2000 ..................................      1.30%            57,457     11.135176            639,794      -21.83%
      1999 ..................................      1.30%            79,605     14.244875          1,133,963       -4.47%
      1998 ..................................      1.30%            73,489     14.911925          1,095,862       -2.85%
      1997 ..................................      1.30%            87,319     15.348845          1,340,246       12.71%



                                                                     (Continued)

                           NATIONWIDE VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                 CONTRACT                         UNIT           CONTRACT          TOTAL
                                               EXPENSE RATE*       UNITS       FAIR VALUE     OWNERS' EQUITY      RETURN**
                                               -------------       -----       ----------     --------------      --------
Dreyfus A Bonds Plus, Inc.
      2001 ..................................    1.30%             202,272      13.547919        2,740,365          3.23%
      2000 ..................................    1.30%             157,768      13.124465        2,070,621          8.81%
      1999 ..................................    1.30%             160,276      12.061566        1,933,180          0.44%
      1998 ..................................    1.30%             174,256      12.008201        2,092,501          1.35%
      1997 ..................................    1.30%             156,006      11.848519        1,848,440          8.12%

Dreyfus Appreciation Fund, Inc.
      2001 ..................................    0.95%              92,105       8.832242          813,494        -11.60%
                                                 1.00%               4,133       8.824818           36,473        -11.65%
                                                 1.10%               4,619       8.809960           40,693        -11.74%
                                                 1.20%              12,611       8.795110          110,915        -11.83%
                                                 1.25%              12,845       8.787708          112,878        -11.87%
                                                 1.30%             177,965      12.224747        2,175,577        -11.92%
                                                 1.35%               2,766       8.772873           24,266        -11.96%
                                                 1.40%                 436       8.765471            3,822        -12.01%
                                                 1.45%               1,137       8.758045            9,958        -12.05%
                                                 1.50%                 194       8.750643            1,698        -12.10%
                                                 1.55%                  23       8.743233              201        -12.14%
                                                 1.65%               1,409       8.728443           12,298        -12.23%
                                                 1.70%                   5       8.721047               44        -12.28%
      2000 ..................................    0.95%              55,201       9.991471          551,539         -0.09% 05/01/00
                                                 1.05%                 215       9.984808            2,147         -0.15% 05/01/00
                                                 1.10%               1,486       9.981474           14,832         -0.19% 05/01/00
                                                 1.20%               5,519       9.974804           55,051         -0.25% 05/01/00
                                                 1.30%             161,490      13.878593        2,241,254          0.49%
                                                 1.35%               1,279       9.964802           12,745         -0.35% 05/01/00
                                                 1.40%                  80       9.961462              797         -0.39% 05/01/00
                                                 1.45%                 233       9.958126            2,320         -0.42% 05/01/00
      1999 ..................................    1.30%             156,211      13.811292        2,157,476          8.54%
      1998 ..................................    1.30%              56,370      12.724781          717,296         27.25% 01/05/98

Dreyfus Balanced Fund, Inc.
      2001 ..................................    0.95%              19,365       9.346072          180,987         -5.37%
                                                 1.00%              13,580       9.338200          126,813         -5.42%
                                                 1.05%               5,062       9.330342           47,230         -5.47%
                                                 1.10%               8,517       9.322475           79,400         -5.52%
                                                 1.20%               9,607       9.306770           89,410         -5.61%
                                                 1.25%               1,057       9.298917            9,829         -5.66%
                                                 1.30%              79,980      11.103351          888,046         -5.71%
                                                 1.35%                 619       9.283217            5,746         -5.76%
                                                 1.40%               6,237       9.275382           57,851         -5.80%
                                                 1.45%                 500       9.267544            4,634         -5.85%
                                                 1.50%                 354       9.259700            3,278         -5.90%
                                                 1.55%               5,419       9.251871           50,136         -5.95%
                                                 1.60%                 173       9.244034            1,599         -6.00%
                                                 1.70%                   3       9.228362               28         -6.09%
      2000 ..................................    0.95%              12,791       9.876646          126,332         -1.23% 05/01/00
                                                 1.00%                 295       9.873346            2,913         -1.27% 05/01/00
                                                 1.20%              10,360       9.860166          102,151         -1.40% 05/01/00
                                                 1.30%              67,570      11.775576          795,676          0.65%
                                                 1.40%               9,792       9.846977           96,422         -1.53% 05/01/00
                                                 1.45%                 220       9.843679            2,166         -1.56% 05/01/00
      1999 ..................................    1.30%              29,698      11.699291          347,446          8.77%
      1998 ..................................    1.30%              14,859      10.755504          159,816          7.56% 01/05/98

                                                 CONTRACT                         UNIT           CONTRACT          TOTAL
                                               EXPENSE RATE*       UNITS       FAIR VALUE     OWNERS' EQUITY      RETURN**
                                               -------------       -----       ----------     --------------      --------
Dreyfus Emerging Leaders Fund

      2001 ..................................    0.95%               1,134       9.190358           10,422        -10.77%
                                                 1.20%               6,780       9.151680           62,048        -11.00%
                                                 1.25%                 378       9.143950            3,456        -11.04%
      2000 ..................................    0.95%               1,282      10.299752           13,204          3.00% 05/01/00
                                                 1.20%               5,826      10.282555           59,906          2.83% 05/01/00
                                                 1.25%                 378      10.279118            3,886          2.79% 05/01/00

The Dreyfus Premier Third Century Fund,
 Inc. - Class Z
      2001 ..................................    0.95%              38,237       6.539025          250,033        -24.45%
                                                 1.10%                 267       6.522504            1,742        -24.56%
                                                 1.20%               6,656       6.511490           43,340        -24.64%
                                                 1.25%              11,068       6.505996           72,008        -24.68%
                                                 1.30%              70,673      21.473521        1,517,598        -24.72%
                                                 1.45%               1,528       6.484016            9,908        -24.83%
                                                 1.70%                  37       6.456577              239        -25.02%
      2000 ..................................    0.95%              38,237       8.654874          330,936        -13.45% 05/01/00
                                                 1.20%               3,892       8.640425           33,629        -13.60% 05/01/00
                                                 1.25%               1,907       8.637533           16,472        -13.62% 05/01/00
                                                 1.30%              72,298      28.523380        2,062,183        -14.03%
                                                 1.45%               1,364       8.625964           11,766        -13.74% 05/01/00
      1999 ..................................    1.30%              59,207      33.178138        1,964,378         28.47%
      1998 ..................................    1.30%              41,708      25.825514        1,077,131         28.48%
      1997 ..................................    1.30%              35,892      20.101260          721,474         27.69%

Dreyfus S&P 500 Index Fund

      2001 ..................................    1.30%             789,038      26.550137       20,949,067        -13.51%
      2000 ..................................    1.30%             746,793      30.697964       22,925,025        -10.74%
      1999 ..................................    1.30%             692,394      34.392545       23,813,192         18.69%
      1998 ..................................    1.30%             429,513      28.976575       12,445,816         26.42%
      1997 ..................................    1.30%             332,923      22.921661        7,631,148         30.91%

Evergreen Equity Income Fund - Class I

      2001 ..................................    1.30%              37,440      19.323871          723,486         -6.61%
      2000 ..................................    1.30%              69,614      20.691982        1,440,452          5.78%
      1999 ..................................    1.30%              72,494      19.561585        1,418,098         14.85%
      1998 ..................................    1.30%              75,243      17.031564        1,281,506         -2.08%
      1997 ..................................    1.30%              63,791      17.394044        1,109,583         23.95%

Federated Equity Income Fund - Class F Shares

      2001 ..................................    1.20%               2,432       7.609106           18,505        -12.37%
                                                 1.25%               1,568       7.604302           11,924        -12.42%
                                                 1.35%                  47       7.594692              357        -12.51%
                                                 1.50%                  25       7.580293              190        -12.64%

Federated High Yield Trust

      2001 ..................................    0.95%               2,138       8.995104           19,232         -2.82%
                                                 1.00%                 285       8.987499            2,561         -2.87%
                                                 1.10%               1,810       8.972297           16,240         -2.97%
                                                 1.20%               2,119       8.957109           18,980         -3.07%
                                                 1.25%               1,468       8.949518           13,138         -3.12%
                                                 1.30%              50,051       8.687742          434,830         -3.17%
                                                 1.35%                  20       8.934346              179         -3.22%
                                                 1.45%                 144       8.919182            1,284         -3.32%
                                                 1.60%                  95       8.896456              845         -3.46%

                                                                     (Continued)

                           NATIONWIDE VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED



                                                 CONTRACT                         UNIT           CONTRACT          TOTAL
                                               EXPENSE RATE*       UNITS       FAIR VALUE     OWNERS' EQUITY      RETURN**
                                               -------------       -----       ----------     --------------      --------
      2000 ..................................      0.95%           3,453        9.256360           31,962          -7.44% 04/28/00
                                                   1.05%           3,659        9.250103           33,846          -7.50% 04/28/00
                                                   1.10%           1,964        9.246973           18,161          -7.53% 04/28/00
                                                   1.20%           1,594        9.240713           14,730          -7.59% 04/28/00
                                                   1.30%          45,649        8.971948          409,560         -10.66%
                                                   1.45%              43        9.225056              397          -7.75% 04/28/00
      1999 ..................................      1.30%          49,637       10.042770          498,493           0.67%
      1998 ..................................      1.30%          49,055        9.976102          489,378          -0.24%

Federated Intermediate Income Fund -
 Institutional Service Class

      2001                                         0.95%           8,072       11.025342           88,997           6.36%
                                                   1.00%             316       11.019446            3,482           6.30%

Federated Investment Series Funds, Inc. -
 Federated Bond Fund - Class F Shares
      2001 ..................................      0.95%          19,305       11.104428          214,371           6.30%
                                                   1.05%           2,581       11.085747           28,612           6.19%
                                                   1.10%           5,855       11.076406           64,852           6.14%
                                                   1.20%          10,354       11.057758          114,492           6.03%
                                                   1.25%           1,659       11.048420           18,329           5.97%
                                                   1.30%         123,470       12.195901        1,505,828           5.92%
                                                   1.35%             316       11.029786            3,485           5.87%
                                                   1.40%             260       11.020476            2,865           5.81%
                                                   1.45%             333       11.011157            3,667           5.76%
                                                   1.55%             289       10.992539            3,177           5.65%
                                                   1.80%              41       10.946050              449           5.38%
                                                   1.90%              81       10.927497              885           5.27%
      2000 ..................................      0.95%           6,543       10.446497           68,351           4.46% 05/01/00
                                                   1.05%           6,517       10.439527           68,034           4.40% 05/01/00
                                                   1.20%           6,359       10.429051           66,318           4.29% 05/01/00
                                                   1.25%           1,463       10.425562           15,253           4.26% 05/01/00
                                                   1.30%         108,245       11.514205        1,246,355           3.44%
                                                   1.45%             169       10.411592            1,760           4.12% 05/01/00
      1999 ..................................      1.30%         139,182       11.130751        1,549,200          -3.61%
      1998 ..................................      1.30%         104,392       11.547474        1,205,464           4.25%
      1997 ..................................      1.30%          33,538       11.076983          371,500           9.48%

Fidelity(R) Advisor Balanced Fund - Class A

      2001 ..................................      0.95%          33,818        9.281568          313,884          -2.66%
                                                   1.05%             717        9.265944            6,644          -2.76%
                                                   1.10%          24,354        9.258143          225,473          -2.81%
                                                   1.20%           5,372        9.242544           49,651          -2.91%
                                                   1.25%           2,780        9.234738           25,673          -2.96%
                                                   1.35%           2,986        9.219156           27,528          -3.06%
                                                   1.40%             198        9.211366            1,824          -3.11%
                                                   1.45%           1,073        9.203576            9,875          -3.16%
                                                   1.50%              31        9.195805              285          -3.21%
                                                   1.70%               6        9.164684               55          -3.40%
      2000 ..................................      0.95%           5,901        9.535378           56,268          -4.65% 05/01/00
                                                   1.10%          17,169        9.525831          163,549          -4.74% 05/01/00
                                                   1.20%           2,997        9.519467           28,530          -4.81% 05/01/00
                                                   1.25%             427        9.516271            4,063          -4.84% 05/01/00
                                                   1.35%           1,367        9.509906           13,000          -4.90% 05/01/00
                                                   1.45%             537        9.503531            5,103          -4.96% 05/01/00
                                                   1.60%              56        9.493965              532          -5.06% 05/01/00

                                                 CONTRACT                         UNIT           CONTRACT          TOTAL
                                               EXPENSE RATE*       UNITS       FAIR VALUE     OWNERS' EQUITY      RETURN**
                                               -------------       -----       ----------     --------------      --------
Fidelity(R) Advisor Balanced Fund - Class T

      2001 ..................................      1.30%          86,449       13.924940        1,203,797          -3.19%
      2000 ..................................      1.30%          79,760       14.384426        1,147,302          -6.93%
      1999 ..................................      1.30%          86,087       15.455350        1,330,505           3.14%
      1998 ..................................      1.30%          31,056       14.984876          465,370          13.95%
      1997 ..................................      1.30%          13,345       13.150098          175,488          20.74%

Fidelity(R) Advisor Equity Growth Fund -
 Class A

      2001 ..................................      0.95%          36,401        7.134728          259,711         -18.73%
                                                   1.10%             674        7.121235            4,800         -18.85%
                                                   1.20%          14,314        7.112246          101,805         -18.93%
                                                   1.25%             150        7.107758            1,066         -18.97%
                                                   1.35%              24        7.098751              170         -19.06%
                                                   1.45%             308        7.089774            2,184         -19.14%
                                                   1.70%               4        7.067316               28         -19.35%

Fidelity(R) Advisor Equity Income Fund -
 Class A

      2001 ..................................      0.95%          65,679       10.802783          709,516          -3.14%
                                                   1.00%           3,685       10.793698           39,775          -3.19%
                                                   1.05%           2,572       10.784613           27,738          -3.24%
                                                   1.10%           7,865       10.775523           84,749          -3.29%
                                                   1.20%          18,459       10.757378          198,570          -3.39%
                                                   1.25%          14,777       10.748327          158,828          -3.44%
                                                   1.30%             466       10.739262            5,004          -3.49%
                                                   1.35%             548       10.730189            5,880          -3.54%
                                                   1.40%             301       10.721133            3,227          -3.59%
                                                   1.45%           1,111       10.712074           11,901          -3.64%
                                                   1.50%             270       10.703022            2,890          -3.68%
                                                   1.65%           1,143       10.675871           12,203          -3.83%
                                                   1.70%               2       10.666836               21          -3.88%
      2000 ..................................      1.30%              46       11.127322              512           7.93%

Fidelity(R) Advisor Equity Income Fund -
 Class T

      2001 ..................................      1.30%         145,153       17.422645        2,528,949          -3.70%
      2000 ..................................      0.95%          17,586       11.153342          196,143          11.53% 05/01/00
                                                   1.10%           1,563       11.142187           17,415          11.42% 05/01/00
                                                   1.20%           2,938       11.134750           32,714          11.35% 05/01/00
                                                   1.30%         114,461       18.092498        2,070,885          11.27% 05/01/00
                                                   1.45%             690       11.116157            7,670          11.16% 05/01/00
      1999 ..................................      1.30%         122,013       16.762859        2,045,287           1.87%
      1998 ..................................      1.30%         103,814       16.455574        1,708,319          14.63%
      1997 ..................................      1.30%          84,318       14.355400        1,210,419          24.26%

Fidelity(R) Advisor Growth Opportunities
 Fund - Class A

      2001 ..................................      0.95%          10,871        7.130415           77,515         -15.83%
                                                   1.00%               5        7.124409               36         -15.87%
                                                   1.10%           3,818        7.112419           27,155         -15.96%
                                                   1.20%           9,371        7.100416           66,538         -16.04%
                                                   1.25%             612        7.094414            4,342         -16.09%
                                                   1.35%             285        7.082433            2,018         -16.17%
                                                   1.45%           3,286        7.070458           23,234         -16.26%
                                                   1.50%              59        7.064476              417         -16.30%
                                                   1.80%              38        7.028615              267         -16.56%
      2000 ..................................      0.95%           9,358        8.471403           79,275         -15.29% 05/01/00
                                                   1.10%           2,847        8.462922           24,094         -15.37% 05/01/00
                                                   1.20%           5,723        8.457258           48,401         -15.43% 05/01/00
                                                   1.45%             914        8.443095            7,717         -15.57% 05/01/00

                                                                     (Continued)

                           NATIONWIDE VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                 CONTRACT                         UNIT           CONTRACT         TOTAL
                                               EXPENSE RATE*       UNITS       FAIR VALUE     OWNERS' EQUITY     RETURN**
                                               -------------       -----       ----------     --------------     --------
Fidelity(R) Advisor Growth Opportunities
 Fund - Class T

      2001 ..................................      1.30%           414,206       12.909284        5,347,103      -16.25%
      2000 ..................................      1.30%           443,491       15.413519        6,835,757      -19.31%
      1999 ..................................      1.30%           488,519       19.101353        9,331,374        2.53%
      1998 ..................................      1.30%           391,088       18.629791        7,285,888       22.37%
      1997 ..................................      1.30%           315,184       15.224094        4,798,391       26.89%

Fidelity(R) Advisor High Yield Fund - Class T

      2001 ..................................      0.95%             4,378        8.862640           38,801       -2.13%
                                                   1.00%               568        8.855198            5,030       -2.18%
                                                   1.10%             1,016        8.840276            8,982       -2.28%
                                                   1.20%             5,493        8.825378           48,478       -2.38%
                                                   1.25%             1,296        8.817933           11,428       -2.43%
                                                   1.30%           184,770       11.483101        2,121,733       -2.47%
                                                   1.45%               360        8.788167            3,164       -2.62%
                                                   1.70%                85        8.751025              744       -2.87%
                                                   1.80%                48        8.736173              419       -2.97%
      2000 ..................................      0.95%             4,427        9.055246           40,088       -9.45% 05/01/00
                                                   1.10%               488        9.046176            4,415       -9.54% 05/01/00
                                                   1.20%                49        9.040126              443       -9.60% 05/01/00
                                                   1.25%               615        9.037095            5,558       -9.63% 05/01/00
                                                   1.30%           209,619       11.774147        2,468,085      -12.25%
                                                   1.45%               317        9.024990            2,861       -9.75% 05/01/00
      1999 ..................................      1.30%           219,180       13.417364        2,940,818        6.95%
      1998 ..................................      1.30%           223,247       12.545500        2,800,745       -1.74%
      1997 ..................................      1.30%           195,236       12.767617        2,492,698       13.57%

Fidelity(R) Advisor Overseas Fund - Class A

      2001 ..................................      0.95%             1,607        7.261801           11,670      -20.89%
                                                   1.20%             4,287        7.238943           31,033      -21.09%

Fidelity(R) Asset Manager(TM)
      2001 ..................................      1.30%           284,944       18.484216        5,266,966       -5.18%
      2000 ..................................      1.30%           299,977       19.494857        5,848,009        1.06%
      1999 ..................................      1.30%           290,579       19.290540        5,605,426       12.11%
      1998 ..................................      1.30%           240,850       17.206302        4,144,138       14.58%
      1997 ..................................      1.30%           244,272       15.016191        3,668,035       20.69%

Fidelity(R) Capital & Income Fund

      2001 ..................................      1.30%            13,985       45.417819          635,168       -5.94%
      2000 ..................................      1.30%            15,364       48.286748          741,878      -10.58%
      1999 ..................................      1.30%            17,840       54.000183          963,363       11.73%
      1998 ..................................      1.30%            24,848       48.330455        1,200,915        3.40%
      1997 ..................................      1.30%            27,378       46.743425        1,279,741       13.21%

Fidelity(R) Equity-Income Fund

      2001 ..................................      1.30%           137,625       83.671321       11,515,266       -6.26%
      2000 ..................................      1.30%           146,711       89.259809       13,095,396        7.14%
      1999 ..................................      1.30%           193,545       83.313397       16,124,891        5.76%
      1998 ..................................      1.30%           216,592       78.774753       17,061,981       11.06%
      1997 ..................................      1.30%           245,733       70.928467       17,429,465       28.30%

                                                 CONTRACT                         UNIT           CONTRACT         TOTAL
                                               EXPENSE RATE*       UNITS       FAIR VALUE     OWNERS' EQUITY     RETURN**
                                               -------------       -----       ----------     --------------     --------
Fidelity(R) Magellan(R) Fund

      2001 ..................................      1.30%         1,116,333       28.053548       31,317,101      -12.81%
      2000 ..................................      1.30%         1,162,034       32.174567       37,387,941      -10.47%
      1999 ..................................      1.30%         1,080,953       35.935860       38,844,976       22.44%
      1998 ..................................      1.30%           775,189       29.350937       22,752,524       31.89%
      1997 ..................................      1.30%           655,202       22.253917       14,580,811       24.95%

Fidelity(R) Puritan(R) Fund

      2001 ..................................      1.30%           526,520       24.004249       12,638,717       -2.35%
      2000 ..................................      1.30%           546,155       24.581595       13,425,361        6.38%
      1999 ..................................      1.30%           637,179       23.106868       14,723,211        1.52%
      1998 ..................................      1.30%           631,678       22.760633       14,377,391       15.08%
      1997 ..................................      1.30%           599,590       19.778111       11,858,758       20.76%

Fidelity(R) VIP Fund - High Income
 Portfolio: Initial Class

      2001 ..................................      1.30%             4,118       17.007355           70,036      -12.89%
      2000 ..................................      1.30%             4,173       19.523183           81,470      -23.48%
      1999 ..................................      1.30%             4,175       25.512888          106,516        6.75%
      1998 ..................................      1.30%             5,077       23.899779          121,339       -5.57%
      1997 ..................................      1.30%            10,793       25.310146          273,172       16.14%

Franklin Mutual Series Fund, Inc.: Mutual
 Shares Fund - Class A
      2001 ..................................      0.95%            48,422       11.587095          561,070        4.93%
                                                   1.00%             2,662       11.577351           30,819        4.87%
                                                   1.05%               567       11.567591            6,559        4.82%
                                                   1.10%             9,220       11.557852          106,563        4.77%
                                                   1.15%                 4       11.548118               46        4.71%
                                                   1.20%            16,159       11.538383          186,449        4.66%
                                                   1.25%             7,989       11.528653           92,102        4.61%
                                                   1.30%           166,826       13.068429        2,180,154        4.55%
                                                   1.35%             3,827       11.509203           44,046        4.50%
                                                   1.40%               144       11.499485            1,656        4.45%
                                                   1.45%               783       11.489770            8,996        4.39%
                                                   1.50%               148       11.480048            1,699        4.34%
                                                   1.55%             4,717       11.470342           54,106        4.29%
                                                   1.60%               218       11.460638            2,498        4.23%
                                                   1.65%                55       11.450933              630        4.18%
                                                   1.70%                 3       11.441217               34        4.13%
                                                   1.90%                84       11.402460              958        3.91%
      2000 ..................................      1.20%             3,998       11.024649           44,077       10.25% 05/01/00
                                                   1.25%             1,098       11.020957           12,101       10.21% 05/01/00
                                                   1.30%            43,660       12.499302          545,720       11.95%
      1999 ..................................      1.30%            26,055       11.164707          290,896       13.14%
      1998 ..................................      1.30%            18,848        9.868029          185,993       -1.32% 01/05/98

Franklin Small Cap Growth Fund I - Class A
      2001 ..................................      0.95%            61,740        6.722932          415,074      -21.29%
                                                   1.00%             1,818        6.717266           12,212      -21.33%
                                                   1.05%             8,446        6.711607           56,686      -21.37%
                                                   1.10%             2,979        6.705929           19,977      -21.41%
                                                   1.20%            25,145        6.694596          168,336      -21.49%
                                                   1.25%            20,740        6.688950          138,729      -21.53%
                                                   1.30%             2,277        6.683300           15,218      -21.57%
                                                   1.35%               926        6.677629            6,183      -21.61%
                                                   1.40%               528        6.671973            3,523      -21.65%
                                                   1.45%             2,304        6.666321           15,359      -21.69%


                                                                     (Continued)

                           NATIONWIDE VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                                 CONTRACT                         UNIT           CONTRACT         TOTAL
                                               EXPENSE RATE*       UNITS       FAIR VALUE     OWNERS' EQUITY     RETURN**
                                               -------------       -----       ----------     --------------     --------
                                                   1.50%                3        6.660671               20       -21.73%
                                                   1.55%              368        6.655025            2,449       -21.77%
                                                   1.70%               44        6.638096              292       -21.89%
      2000 ..................................      0.95%           28,023        8.541275          239,352       -14.59% 05/01/00
                                                   1.05%            3,575        8.535571           30,515       -14.64% 05/01/00
                                                   1.10%            1,761        8.532712           15,026       -14.67% 05/01/00
                                                   1.20%           15,465        8.526996          131,870       -14.73% 05/01/00
                                                   1.25%            2,066        8.524143           17,611       -14.76% 05/01/00
                                                   1.35%               54        8.518431              460       -14.82% 05/01/00
                                                   1.40%              385        8.515572            3,278       -14.84% 05/01/00
                                                   1.45%              330        8.512713            2,809       -14.87% 05/01/00
                                                   1.55%               51        8.506987              434       -14.93% 05/01/00

Franklin Value Investors Trust: Franklin
 Balance Sheet Investment Fund - Class A
      2001 ..................................      0.95%            7,277       12.470576           90,748        16.58%
                                                   1.10%            1,081       12.447055           13,455        16.40%
                                                   1.20%            3,183       12.431368           39,569        16.28%
                                                   1.25%            5,996       12.423522           74,491        16.22%
                                                   1.35%              974       12.407849           12,085        16.10%
                                                   1.40%               22       12.400018              273        16.04%
                                                   1.45%              674       12.392175            8,352        15.99%
                                                   1.50%              395       12.384341            4,892        15.93%
                                                   1.60%               48       12.368678              594        15.81%
                                                   1.70%                3       12.353009               37        15.69%

Invesco Dynamics Fund - Investor Class

      2001 ..................................      0.95%          109,091        5.728945          624,976       -33.53%
                                                   1.00%            5,939        5.724104           33,995       -33.56%
                                                   1.05%            8,932        5.719278           51,085       -33.60%
                                                   1.10%           23,425        5.714443          133,861       -33.63%
                                                   1.15%            2,007        5.709614           11,459       -33.67%
                                                   1.20%           68,548        5.704790          391,052       -33.70%
                                                   1.25%           19,738        5.699965          112,506       -33.73%
                                                   1.30%          594,510       10.740031        6,385,056       -33.77%
                                                   1.35%            2,604        5.690302           14,818       -33.80%
                                                   1.40%            7,412        5.685485           42,141       -33.84%
                                                   1.45%           10,338        5.680666           58,727       -33.87%
                                                   1.50%            1,636        5.675844            9,286       -33.90%
                                                   1.55%            1,234        5.671035            6,998       -33.94%
                                                   1.60%            1,052        5.666213            5,961       -33.97%
                                                   1.65%            1,295        5.661400            7,332       -34.01%
                                                   1.70%              131        5.656585              741       -34.04%
                                                   1.80%               42        5.646969              237       -34.11%
      2000 ..................................      0.95%           64,128        8.618967          552,717       -13.81% 05/01/00
                                                   1.05%            5,671        8.613210           48,846       -13.87% 05/01/00
                                                   1.10%            4,262        8.610328           36,697       -13.90% 05/01/00
                                                   1.20%           37,054        8.604565          318,834       -13.95% 05/01/00
                                                   1.25%            6,737        8.601688           57,950       -13.98% 05/01/00
                                                   1.30%          642,744       16.215857       10,422,645        -8.96%
                                                   1.35%              719        8.595917            6,180       -14.04% 05/01/00
                                                   1.40%            5,404        8.593030           46,437       -14.07% 05/01/00
                                                   1.45%              661        8.590146            5,678       -14.10% 05/01/00
                                                   1.50%              438        8.587266            3,761       -14.13% 05/01/00
                                                   1.55%               48        8.584369              412       -14.16% 05/01/00
                                                   1.60%            1,229        8.581486           10,547       -14.19% 05/01/00
                                                   1.65%               34        8.578597              292       -14.21% 05/01/00
      1999 ..................................      1.30%          198,949       17.811356        3,543,551        69.57%

                                                               CONTRACT                   UNIT        CONTRACT          TOTAL
                                                            EXPENSE RATE*    UNITS     FAIR VALUE  OWNERS' EQUITY      RETURN**
                                                            -------------  ---------  -----------  --------------   ----------------
Invesco Small Company Growth Fund - Investor Class
        2001   ...........................................       0.95%        19,961    6.920419        138,138     -21.67%
                                                                 1.00%            95    6.914591            657     -21.71%
                                                                 1.05%         3,338    6.908749         23,061     -21.75%
                                                                 1.10%         1,072    6.902922          7,400     -21.79%
                                                                 1.20%        16,391    6.891266        112,955     -21.87%
                                                                 1.25%         1,413    6.885443          9,729     -21.91%
                                                                 1.30%         1,685    6.879614         11,592     -21.95%
                                                                 1.35%           449    6.873792          3,086     -21.99%
                                                                 1.40%         5,344    6.867985         36,703     -22.03%
                                                                 1.45%           719    6.862159          4,934     -22.07%
                                                                 1.50%           474    6.856345          3,250     -22.11%
                                                                 1.55%           636    6.850528          4,357     -22.15%
                                                                 1.60%            76    6.844718            520     -22.19%
                                                                 1.65%           117    6.838910            800     -22.23%
        2000   ...........................................       0.95%        12,232    8.834977        108,069     -11.65% 05/01/00
                                                                 1.05%         1,239    8.829075         10,939     -11.71% 05/01/00
                                                                 1.20%         7,748    8.820208         68,339     -11.80% 05/01/00
                                                                 1.25%           399    8.817268          3,518     -11.83% 05/01/00
                                                                 1.30%            59    8.814308            520     -11.86% 05/01/00
                                                                 1.35%           330    8.811353          2,908     -11.89% 05/01/00
                                                                 1.40%         5,089    8.808407         44,826     -11.92% 05/01/00
                                                                 1.45%           238    8.805446          2,096     -11.95% 05/01/00
                                                                 1.60%           102    8.796577            897     -12.03% 05/01/00
                                                                 1.65%            22    8.793617            193     -12.06% 05/01/00

Invesco Total Return Fund - Investor Class
        2001   ...........................................       0.95%         2,947    9.656751         28,458      -1.88%
                                                                 1.05%           247    9.640499          2,381      -1.97%
                                                                 1.10%         2,315    9.632384         22,299      -2.02%
                                                                 1.20%        11,440    9.616153        110,009      -2.12%
                                                                 1.25%         7,523    9.608038         72,281      -2.17%
                                                                 1.35%           375    9.591824          3,597      -2.27%
                                                                 1.40%           362    9.583734          3,469      -2.32%
                                                                 1.45%         2,990    9.575640         28,631      -2.37%
                                                                 1.55%           191    9.559439          1,826      -2.47%
                                                                 1.70%             4    9.535194             38      -2.62%
        2000   ...........................................       0.95%           738    9.841281          7,263      -1.59% 05/01/00
                                                                 1.05%           312    9.834711          3,068      -1.65% 05/01/00
                                                                 1.20%        11,369    9.824855        111,699      -1.75% 05/01/00
                                                                 1.35%           203    9.814992          1,992      -1.85% 05/01/00
                                                                 1.45%            76    9.808427            745      -1.92% 05/01/00

Janus Adviser Balanced Fund
        2001   ...........................................       0.95%        20,609    9.220558        190,026      -5.75%
                                                                 1.00%           853    9.214753          7,860      -5.80%
                                                                 1.10%         5,347    9.203139         49,209      -5.89%
                                                                 1.20%         2,119    9.191553         19,477      -5.99%
                                                                 1.25%         2,340    9.185750         21,495      -6.04%
                                                                 1.30%           434    9.179953          3,984      -6.09%
                                                                 1.45%         1,234    9.162562         11,307      -6.23%
                                                                 1.50%           109    9.156766            998      -6.28%
                                                                 1.70%             2    9.133593             18      -6.47%
        2000   ...........................................       0.95%           350    9.783183          3,424      -2.17% 10/02/00


                                                                     (Continued)

                           NATIONWIDE VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                                               CONTRACT                   UNIT        CONTRACT          TOTAL
                                                            EXPENSE RATE*    UNITS     FAIR VALUE  OWNERS' EQUITY      RETURN**
                                                            -------------  ---------  -----------  --------------   ----------------
Janus Adviser International Fund
        2001   ...........................................       1.05%           991    6.820590          6,759     -23.60%
                                                                 1.20%            34    6.807685            231     -23.72%
                                                                 1.25%           510    6.803385          3,470     -23.76%
                                                                 1.30%           533    6.799087          3,624     -23.79%
                                                                 1.45%            77    6.786184            523     -23.91%
                                                                 1.60%            43    6.773288            291     -24.03%

Janus Adviser Worldwide Fund
        2001   ...........................................       0.95%        39,243    6.909361        271,144     -21.83%
                                                                 1.00%         6,817    6.905007         47,071     -21.87%
                                                                 1.05%         9,002    6.900653         62,120     -21.91%
                                                                 1.10%         7,850    6.896306         54,136     -21.95%
                                                                 1.20%        36,525    6.887594        251,569     -22.03%
                                                                 1.25%        32,550    6.883244        224,050     -22.07%
                                                                 1.30%           988    6.878887          6,796     -22.11%
                                                                 1.35%         3,144    6.874544         21,614     -22.15%
                                                                 1.40%         5,638    6.870186         38,734     -22.19%
                                                                 1.45%         9,448    6.865837         64,868     -22.23%
                                                                 1.50%           739    6.861490          5,071     -22.27%
                                                                 1.55%            54    6.857150            370     -22.31%
                                                                 1.60%           179    6.852797          1,227     -22.35%
                                                                 1.65%         1,331    6.848446          9,115     -22.39%
                                                                 1.70%             4    6.844093             27     -22.43%
                                                                 1.80%            18    6.835405            123     -22.51%
        2000   ...........................................       0.95%        17,539    8.838918        155,026     -11.61% 10/02/00
                                                                 1.05%         6,705    8.836769         59,251     -11.63% 10/02/00
                                                                 1.10%         3,358    8.835700         29,670     -11.64% 10/02/00
                                                                 1.20%        15,505    8.833540        136,964     -11.66% 10/02/00
                                                                 1.25%           596    8.832466          5,264     -11.68% 10/02/00
                                                                 1.35%           489    8.830308          4,318     -11.70% 10/02/00
                                                                 1.40%         5,590    8.829229         49,355     -11.71% 10/02/00
                                                                 1.45%         3,130    8.828146         27,632     -11.72% 10/02/00
                                                                 1.60%            94    8.824908            830     -11.75% 10/02/00

Janus Fund
        2001   ...........................................       0.95%       131,732    5.842114        769,593     -26.81%
                                                                 1.00%         9,497    5.837183         55,436     -26.85%
                                                                 1.05%         5,440    5.832264         31,728     -26.89%
                                                                 1.10%        29,267    5.827339        170,549     -26.92%
                                                                 1.15%             8    5.822415             47     -26.96%
                                                                 1.20%        68,471    5.817498        398,330     -27.00%
                                                                 1.25%        43,583    5.812575        253,329     -27.04%
                                                                 1.30%       749,847   17.851634     13,385,994     -27.07%
                                                                 1.35%         6,810    5.802754         39,517     -27.11%
                                                                 1.40%           870    5.797828          5,044     -27.15%
                                                                 1.45%         7,913    5.792910         45,839     -27.19%
                                                                 1.50%           865    5.788008          5,007     -27.22%
                                                                 1.55%           449    5.783098          2,597     -27.26%
                                                                 1.60%           211    5.778187          1,219     -27.30%
                                                                 1.65%         2,209    5.773277         12,753     -27.33%
                                                                 1.70%            81    5.768376            467     -27.37%
                                                                 1.80%            40    5.758578            230     -27.45%
        2000   ...........................................       0.95%        50,813    7.982384        405,609     -20.18% 05/01/00
                                                                 1.00%           350    7.979710          2,793     -20.20% 05/01/00
                                                                 1.05%         5,132    7.977044         40,938     -20.23% 05/01/00

                                                               CONTRACT                   UNIT        CONTRACT          TOTAL
                                                            EXPENSE RATE*    UNITS     FAIR VALUE  OWNERS' EQUITY      RETURN**
                                                            -------------  ---------  -----------  --------------   ----------------
                                                                 1.10%         6,090    7.974378         48,564     -20.26% 05/01/00
                                                                 1.20%        35,493    7.969040        282,845     -20.31% 05/01/00
                                                                 1.25%        12,558    7.966367        100,042     -20.34% 05/01/00
                                                                 1.30%       797,517   24.478898     19,522,337     -16.01%
                                                                 1.35%         2,114    7.961032         16,830     -20.39% 05/01/00
                                                                 1.40%           362    7.958354          2,881     -20.42% 05/01/00
                                                                 1.45%         2,100    7.955688         16,707     -20.44% 05/01/00
                                                                 1.50%           443    7.953018          3,523     -20.47% 05/01/00
                                                                 1.55%            57    7.950346            453     -20.50% 05/01/00
                                                                 1.60%           121    7.947670            962     -20.52% 05/01/00
                                                                 1.65%            35    7.944989            278     -20.55% 05/01/00
        1999   ...........................................       1.30%       595,937   29.145619     17,368,953      45.22%
        1998   ...........................................       1.30%       303,830   20.070038      6,097,880      37.09%
        1997   ...........................................       1.30%       235,485   14.640570      3,447,635      21.12%

Janus Twenty Fund
        2001   ...........................................       0.95%       255,259    4.823650      1,231,280     -29.88%
                                                                 1.00%         1,332    4.819578          6,420     -29.92%
                                                                 1.05%        19,971    4.815508         96,171     -29.95%
                                                                 1.10%        34,213    4.811444        164,614     -29.99%
                                                                 1.15%         2,170    4.807382         10,432     -30.02%
                                                                 1.20%       144,945    4.803309        696,216     -30.06%
                                                                 1.25%        54,277    4.799250        260,489     -30.09%
                                                                 1.30%     1,153,501   24.536301     28,302,648     -30.13%
                                                                 1.35%         8,147    4.791126         39,033     -30.17%
                                                                 1.40%           893    4.787078          4,275     -30.20%
                                                                 1.45%        15,630    4.783010         74,758     -30.24%
                                                                 1.50%         2,629    4.778957         12,564     -30.27%
                                                                 1.55%           109    4.774915            520     -30.31%
                                                                 1.60%           589    4.770858          2,810     -30.34%
                                                                 1.65%            15    4.766800             72     -30.38%
                                                                 1.70%           199    4.762757            948     -30.42%
                                                                 1.80%            50    4.754665            238     -30.49%
        2000   ...........................................       0.95%       181,852    6.879094      1,250,977     -31.21% 05/01/00
                                                                 1.05%        22,701    6.874485        156,058     -31.26% 05/01/00
                                                                 1.10%         5,525    6.872183         37,969     -31.28% 05/01/00
                                                                 1.20%        69,307    6.867578        475,971     -31.32% 05/01/00
                                                                 1.25%         9,400    6.865273         64,534     -31.35% 05/01/00
                                                                 1.30%     1,190,662   35.116816     41,812,258     -33.29%
                                                                 1.35%         2,526    6.860667         17,330     -31.39% 05/01/00
                                                                 1.40%           578    6.858363          3,964     -31.42% 05/01/00
                                                                 1.45%         2,998    6.856048         20,554     -31.44% 05/01/00
                                                                 1.50%           506    6.853752          3,468     -31.46% 05/01/00
                                                                 1.60%           226    6.849139          1,548     -31.51% 05/01/00
                                                                 1.65%            13    6.846831             89     -31.53% 05/01/00
        1999   ...........................................       1.30%       995,837   52.641837     52,422,689      62.76%
        1998   ...........................................       1.30%       507,576   32.342568     16,416,311      71.15%
        1997   ...........................................       1.30%       312,701   18.897600      5,909,298      28.01%

Janus Worldwide Fund
        2001   ...........................................       0.95%        81,297    6.013992        488,920     -23.61%
                                                                 1.00%         1,161    6.008929          6,976     -23.65%
                                                                 1.05%         1,229    6.003866          7,379     -23.69%
                                                                 1.10%           569    5.998784          3,413     -23.73%
                                                                 1.20%         4,313    5.988666         25,829     -23.81%
                                                                 1.25%        15,774    5.983612         94,385     -23.85%


                                                                     (Continued)

                           NATIONWIDE VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                                               CONTRACT                   UNIT        CONTRACT          TOTAL
                                                            EXPENSE RATE*    UNITS     FAIR VALUE  OWNERS' EQUITY      RETURN**
                                                            -------------  ---------  -----------  --------------   ----------------
                                                                 1.30%       972,867   15.443379     15,024,354     -23.89%
                                                                 1.45%         1,329    5.963384          7,925     -24.00%
                                                                 1.50%           440    5.958337          2,622     -24.04%
        2000   ...........................................       0.95%        88,079    7.873214        693,465     -21.27% 05/01/00
                                                                 1.00%         1,170    7.870581          9,209     -21.29% 05/01/00
                                                                 1.05%         3,278    7.867957         25,791     -21.32% 05/01/00
                                                                 1.10%           569    7.865317          4,475     -21.35% 05/01/00
                                                                 1.20%         2,939    7.860054         23,101     -21.40% 05/01/00
                                                                 1.25%        13,661    7.857420        107,340     -21.43% 05/01/00
                                                                 1.30%     1,054,795   20.289932     21,401,719     -17.95%
                                                                 1.45%         1,144    7.846884          8,977     -21.53% 05/01/00
                                                                 1.50%           440    7.844244          3,451     -21.56% 05/01/00
                                                                 1.60%           128    7.838970          1,003     -21.61% 05/01/00
        1999   ...........................................       1.30%       769,694   24.727791     19,032,832      62.24%
        1998   ...........................................       1.30%       459,107   15.241714      6,997,578      24.23%
        1997   ...........................................       1.30%       323,968   12.268712      3,974,670      18.91%

Lazard Small Cap Portfolio Open Shares
        2001   ...........................................       0.95%         7,669   12.553546         96,273      16.56%
                                                                 1.10%         1,991   12.521882         24,931      16.39%
                                                                 1.20%         2,541   12.500773         31,764      16.27%
                                                                 1.25%           191   12.490226          2,386      16.21%
                                                                 1.30%        86,606   13.868643      1,201,108      16.15%
                                                                 1.30%           337   13.868643          4,674      16.15%
                                                                 1.35%           350   12.469159          4,364      16.09%
                                                                 1.45%           101   12.448098          1,257      15.97%
                                                                 1.55%         3,788   12.427056         47,074      15.85%
                                                                 1.90%            89   12.353495          1,099      15.44%
        2000   ...........................................       0.95%         1,762   10.769748         18,976       7.70% 05/01/00
                                                                 1.10%         1,199   10.758985         12,900       7.59% 05/01/00
                                                                 1.20%           385   10.751783          4,139       7.52% 05/01/00
                                                                 1.30%        32,138   11.940435        383,742      14.11%
        1999   ...........................................       1.30%        17,391   10.464373        181,986       0.15%
        1998   ...........................................       1.30%            45   10.448830            470       4.49% 12/23/98

MFS(R) Global Governments Fund - Class A
        2000   ...........................................       1.30%        11,595   35.767028        414,719       0.07%
        1999   ...........................................       1.30%        14,393   35.741694        514,430      -4.76%
        1998   ...........................................       1.30%        19,990   37.527462        750,174       2.79%
        1997   ...........................................       1.30%        20,631   36.509244        753,222      -1.00%

MFS(R) Strategic Income Fund - Class A
        2001   ...........................................       1.30%        34,722   10.119915        351,384       1.20% 07/20/01

Nationwide(R) Bond Fund - Class D
        2001   ...........................................       0.95%         7,469   11.541979         86,207       8.80%
                                                                 1.00%         3,754   11.532221         43,292       8.74%
                                                                 1.05%         5,187   11.522467         59,767       8.69%
                                                                 1.10%         2,639   11.512719         30,382       8.63%
                                                                 1.15%             4   11.502974             46       8.57%
                                                                 1.20%         7,616   11.493227         87,532       8.52%
                                                                 1.25%         2,219   11.483487         25,482       8.46%
                                                                 1.35%           753   11.464017          8,632       8.35%
                                                                 1.45%           668   11.444561          7,645       8.24%

                                                               CONTRACT                   UNIT        CONTRACT          TOTAL
                                                            EXPENSE RATE*    UNITS     FAIR VALUE  OWNERS' EQUITY      RETURN**
                                                            -------------  ---------  -----------  --------------   ----------------
                                                                 1.50%             1   11.434837             11       8.19%
                                                                 1.55%         3,908   11.425118         44,649       8.13%
                                                                 1.70%            22   11.395976            251       7.97%
        2000   ...........................................       0.95%           392   10.608876          4,159       6.09% 04/28/00
                                                                 1.25%           253   10.587355          2,679       5.87% 04/28/00
                                                                 1.45%           194   10.572997          2,051       5.73% 04/28/00
     Tax qualified
        2001   ...........................................       1.30%        34,762   48.148472      1,673,737       8.41%
        2000   ...........................................       1.30%        32,956   44.413739      1,463,699       6.00%
        1999   ...........................................       1.30%        37,478   41.898652      1,570,278      -4.05%
        1998   ...........................................       1.30%        36,470   43.667785      1,592,564       6.96%
        1997   ...........................................       1.30%        41,735   40.827520      1,703,937       7.89%
     Non-tax qualified
        2001   ...........................................       1.30%            73   47.942060          3,500       8.41%
        2000   ...........................................       1.30%            73   44.223337          3,228       6.00%
        1999   ...........................................       1.30%            73   41.719031          3,045      -4.05%
        1998   ...........................................       1.30%           148   43.480582          6,435       6.96%
        1997   ...........................................       1.30%           176   40.652493          7,155       7.89%

Nationwide(R) Bond Index Fund - Class A
        2001   ...........................................       0.95%           202   11.148665          2,252       6.13%
                                                                 1.10%           501   11.129015          5,576       5.97%
                                                                 1.20%            99   11.114907          1,100       5.86%
                                                                 1.25%           326   11.107857          3,621       5.80%

Nationwide(R) Family of Funds - Gartmore
  Growth Fund - Class D
        2001   ...........................................       0.95%         4,350    5.270727         22,928     -28.48%
                                                                 1.00%           385    5.266282          2,028     -28.51%
                                                                 1.20%         8,065    5.248515         42,329     -28.66%
                                                                 1.25%         1,729    5.244071          9,067     -28.69%
                                                                 1.40%           327    5.230775          1,710     -28.80%
                                                                 1.45%           607    5.226331          3,172     -28.84%
        2000   ...........................................       0.95%         4,350    7.369169         32,056     -26.31% 05/01/00
                                                                 1.00%           376    7.366709          2,770     -26.33% 05/01/00
                                                                 1.20%         2,003    7.356851         14,736     -26.43% 05/01/00
                                                                 1.35%            47    7.349447            345     -26.51% 05/01/00
                                                                 1.45%           607    7.344506          4,458     -26.55% 05/01/00
     Tax qualified
        2001   ...........................................       1.30%        20,929   64.799205      1,356,183     -28.73%
        2000   ...........................................       1.30%        19,276   90.921898      1,752,611     -31.17%
        1999   ...........................................       1.30%        26,654  132.098827      3,520,962      15.12%
        1998   ...........................................       1.30%        30,515  114.746202      3,501,480      22.14%
        1997   ...........................................       1.30%        46,513   93.947252      4,369,769      24.59%
     Non-tax qualified
        2001   ...........................................       1.30%           179   68.419812         12,247     -28.73%
        2000   ...........................................       1.30%           198   96.002074         19,008     -31.17%
        1999   ...........................................       1.30%           208  139.479726         29,012      15.12%
        1998   ...........................................       1.30%           218  121.157545         26,412      22.14%
        1997   ...........................................       1.30%           229   99.196488         22,716      24.59%

Nationwide(R) Family of Funds - Gartmore Total
  Return Fund - Class D
        2001   ...........................................       0.95%        11,331    8.333346         94,425     -12.79%
                                                                 1.00%         1,022    8.326343          8,510     -12.83%
                                                                 1.10%         1,194    8.312313          9,925     -12.92%
                                                                 1.20%         2,929    8.298305         24,306     -13.01%


                                                                     (Continued)

                           NATIONWIDE VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                                               CONTRACT                   UNIT        CONTRACT          TOTAL
                                                            EXPENSE RATE*    UNITS     FAIR VALUE  OWNERS' EQUITY      RETURN**
                                                            -------------  ---------  -----------  --------------   ----------------
                                                                 1.25%         1,126    8.291298          9,336     -13.05%
                                                                 1.35%           310    8.277294          2,566     -13.14%
                                                                 1.40%           139    8.270301          1,150     -13.19%
                                                                 1.45%           566    8.263303          4,677     -13.23%
                                                                 1.55%         5,463    8.249337         45,066     -13.32%
                                                                 1.80%            17    8.214418            140     -13.54%
        2000   ...........................................       0.95%         5,405    9.555125         51,645      -4.45% 05/01/00
                                                                 1.00%           907    9.551940          8,664      -4.48% 05/01/00
                                                                 1.10%         1,194    9.545563         11,397      -4.54% 05/01/00
                                                                 1.20%         2,152    9.539185         20,528      -4.61% 05/01/00
                                                                 1.35%           191    9.529603          1,820      -4.70% 05/01/00
                                                                 1.40%           139    9.526415          1,324      -4.74% 05/01/00
                                                                 1.45%           228    9.523220          2,171      -4.77% 05/01/00
     Tax qualified
        2001   ...........................................       1.30%        53,874  103.545349      5,578,402     -13.10%
        2000   ...........................................       1.30%        56,473  119.150408      6,728,781      -3.56%
        1999   ...........................................       1.30%        69,097  123.552516      8,537,108      -1.53%
        1998   ...........................................       1.30%        59,155  125.467347      7,422,021      28.65%
        1997   ...........................................       1.30%        45,672   97.524886      4,454,157      37.82%
     Non-tax qualified
        2001   ...........................................       1.30%            92  107.853019          9,922     -13.10%
        2000   ...........................................       1.30%           122  124.107265         15,141      -3.56%
        1999   ...........................................       1.30%           149  128.692505         19,175      -1.53%
        1998   ...........................................       1.30%           176  130.686988         23,001      28.65%
        1997   ...........................................       1.30%           314  101.582074         31,897      37.82%

Nationwide(R) Family of Funds - Gartmore Value
  Opportunities Fund - Class A
        2001   ...........................................       1.25%            61   10.775717            657       0.57%
                                                                 1.45%           208   10.748517          2,236       0.36%
                                                                 1.50%            44   10.741736            473       0.31%

Nationwide(R) Government Bond Fund - Class D
        2001   ...........................................       0.95%        75,180   11.752975        883,589       6.97%
                                                                 1.00%           106   11.743085          1,245       6.92%
                                                                 1.05%           306   11.733209          3,590       6.86%
                                                                 1.10%        13,676   11.723339        160,328       6.81%
                                                                 1.20%        12,606   11.703587        147,535       6.70%
                                                                 1.25%            36   11.693717            421       6.65%
                                                                 1.30%        91,932   13.690706      1,258,614       6.56%
                                                                 1.35%           220   11.674008          2,568       6.54%
                                                                 1.40%            56   11.664147            653       6.48%
                                                                 1.45%           425   11.654294          4,953       6.43%
                                                                 1.55%         2,554   11.634611         29,715       6.32%
                                                                 1.60%           215   11.624763          2,499       6.27%
                                                                 1.70%           110   11.605083          1,277       6.16%
                                                                 1.90%            75   11.565781            867       5.94%
        2000   ...........................................       0.95%         5,241   10.987054         57,583       9.87% 05/01/00
                                                                 1.20%           258   10.968715          2,830       9.69% 05/01/00
                                                                 1.30%        33,952   12.848276        436,225      11.44%
        1999   ...........................................       1.30%        38,138   11.529833        439,725      -3.24%
        1998   ...........................................       1.30%        43,459   11.915504        517,836       6.80%
        1997   ...........................................       1.30%         6,737   11.156351         75,160       8.05%

                                                               CONTRACT                   UNIT        CONTRACT          TOTAL
                                                            EXPENSE RATE*    UNITS     FAIR VALUE  OWNERS' EQUITY      RETURN**
                                                            -------------  ---------  -----------  --------------   ----------------
Nationwide(R) International Index Fund - Class A
        2001   ...........................................       1.20%           139    7.376392          1,025     -23.45%
                                                                 1.45%           118    7.353094            868     -23.65%

Nationwide(R) Investor Destinations
  Aggressive Fund - Service Class
        2001   ...........................................       1.20%           125    8.275513          1,034     -12.52%
                                                                 1.25%            57    8.270286            471     -12.56%
                                                                 1.40%         1,159    8.254622          9,567     -12.69%

Nationwide(R) Investor Destinations
  Conservative Fund - Service Class
        2001   ...........................................       1.35%            19   10.104136            192       0.75%

Nationwide(R) Investor Destinations
  Moderate Fund - Service Class
        2001   ...........................................       0.95%        18,207    9.188044        167,287      -5.66%
                                                                 1.20%           798    9.159140          7,309      -5.90%
                                                                 1.25%           367    9.153360          3,359      -5.95%
                                                                 1.40%           707    9.136036          6,459      -6.09%
                                                                 1.45%           298    9.130251          2,721      -6.14%

Nationwide(R) Investor Destinations Moderately
  Aggressive Fund - Service Class
        2001   ...........................................       1.35%            29    8.632576            250     -10.02%
                                                                 1.45%           166    8.621655          1,431     -10.11%

Nationwide(R) Investor Destinations Moderately
  Conservative Fund - Service Class
        2001   ...........................................       1.50%           141    9.641866          1,360      -2.65%

Nationwide(R) Large Cap Growth Fund - Class A
        2001   ...........................................       0.95%           615    5.881738          3,617     -21.50%
                                                                 1.20%         2,586    5.856965         15,146     -21.70%
                                                                 1.25%           672    5.852013          3,933     -21.74%
                                                                 1.30%         8,827    7.959535         70,259     -21.78%
                                                                 1.35%           698    5.842125          4,078     -21.82%
                                                                 1.45%            24    5.832229            140     -21.90%
        2000   ...........................................       0.95%           531    7.492414          3,978     -25.08% 05/01/00
                                                                 1.25%           643    7.477387          4,808     -25.23% 05/01/00
                                                                 1.30%        14,785   10.175457        150,444     -24.03%
        1999   ...........................................       1.30%         1,471   13.394083         19,703      32.82%

Nationwide(R) Large Cap Value Fund - Class A
        2001   ...........................................       0.95%         7,889   10.590508         83,549      -5.69%
                                                                 1.20%         8,328   10.545993         87,827      -5.93%
                                                                 1.25%           359   10.537091          3,783      -5.98%
                                                                 1.30%        39,754   10.300589        409,490      -6.02%
                                                                 1.45%           205   10.501570          2,153      -6.17%
                                                                 1.50%           236   10.492689          2,476      -6.22%
        2000   ...........................................       1.20%            44   11.210642            493      12.11% 05/01/00
                                                                 1.30%        11,928   10.960933        130,742      13.95%
        1999   ...........................................       1.30%           109    9.619068          1,048      -5.97%

Nationwide(R) Mid Cap Market Index Fund - Class A
        2001   ...........................................       0.95%           639    9.519402          6,083      -2.72%
                                                                 1.20%           778    9.489441          7,383      -2.97%
                                                                 1.45%           261    9.459491          2,469      -3.21%

Nationwide(R) Money Market Fund - Prime Shares
     Tax qualified - Pre 12/25/82
        2001   ...........................................       1.30%       645,265   23.235229     14,992,880       2.11%
        2000   ...........................................       1.30%       594,611   22.755940     13,530,932       4.53%
        1999   ...........................................       1.30%       621,449   21.769674     13,528,742       3.32%


                                                                     (Continued)

                           NATIONWIDE VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                               CONTRACT                   UNIT        CONTRACT          TOTAL
                                                            EXPENSE RATE*    UNITS     FAIR VALUE  OWNERS' EQUITY      RETURN**
                                                            -------------  ---------  -----------  --------------   ----------------
        1998   ...........................................       1.30%        32,588   26.532610        864,645       3.71%
        1997   ...........................................       1.30%        43,632   25.582330      1,116,208       3.76%
     Tax qualified
        2001   ...........................................       1.30%        13,826   29.257720        404,517       2.11%
        2000   ...........................................       1.30%        24,257   28.654201        695,065       4.53%
        1999   ...........................................       1.30%        27,248   27.412298        746,930       3.32%
        1998   ...........................................       1.30%       503,152   21.071063     10,601,947       3.71%
        1997   ...........................................       1.30%       325,458   20.316392      6,612,132       3.76%
     Non-tax qualified
        2001   ...........................................       1.30%           833   29.442625         24,526       2.11%
        2000   ...........................................       1.30%           836   28.835292         24,106       4.53%
        1999   ...........................................       1.30%           838   27.585541         23,117       3.32%
        1998   ...........................................       1.30%           841   26.700292         22,455       3.71%
        1997   ...........................................       1.30%           844   25.744006         21,728       3.76%

Nationwide(R) Money Market Fund - Service Class
        2001   ...........................................       0.95%       208,916   10.580827      2,210,504       2.40%
                                                                 1.00%         1,345   10.571887         14,219       2.35%
                                                                 1.05%         8,045   10.562945         84,979       2.30%
                                                                 1.10%        16,714   10.554003        176,400       2.25%
                                                                 1.15%         8,405   10.545072         88,631       2.19%
                                                                 1.20%       178,199   10.536139      1,877,529       2.14%
                                                                 1.25%         3,642   10.527209         38,340       2.09%
                                                                 1.30%         3,845   10.518284         40,443       2.04%
                                                                 1.35%        15,964   10.509362        167,771       1.99%
                                                                 1.45%         7,958   10.491525         83,492       1.88%
                                                                 1.50%         2,111   10.482610         22,129       1.83%
                                                                 1.55%           270   10.473701          2,828       1.78%
                                                                 1.60%            72   10.464792            753       1.73%
                                                                 1.70%           167   10.446986          1,745       1.62%
                                                                 1.75%           401   10.438085          4,186       1.57%
        2000   ...........................................       0.95%        15,275   10.332702        157,832       3.33% 04/28/00
                                                                 1.05%         1,022   10.325720         10,553       3.26% 04/28/00
                                                                 1.10%         3,743   10.322224         38,636       3.22% 04/28/00
                                                                 1.20%       131,757   10.315239      1,359,105       3.15% 04/28/00
                                                                 1.25%         3,555   10.311743         36,658       3.12% 04/28/00
                                                                 1.30%        17,383   10.308248        179,188       3.08% 04/28/00
                                                                 1.35%           101   10.304753          1,041       3.05% 04/28/00
                                                                 1.45%           174   10.297760          1,792       2.98% 04/28/00
                                                                 1.55%           270   10.290763          2,779       2.91% 04/28/00

Nationwide(R) Mutual Funds - Prestige
  Balanced Fund - Class A
        2000   ...........................................       1.30%           396   10.528640          4,169      -2.60%
        1999   ...........................................       1.30%           355   10.809720          3,837       7.72%

Nationwide(R) Mutual Funds - Prestige
  International Fund - Class A
        2000   ...........................................       1.30%         5,889   10.531243         62,018     -12.16%
                                                                 1.45%           123    9.483607          1,166      -5.16% 05/01/00
        1999   ...........................................       1.30%         4,361   11.989686         52,287      19.48%
        1998   ...........................................       1.30%           181   10.035113          1,816       0.35% 12/23/98

Nationwide(R) S&P 500 Index Fund - Service Class
        2001   ...........................................       0.95%        97,798    7.789303        761,778     -13.17%
                                                                 1.00%         4,240    7.782744         32,999     -13.21%
                                                                 1.05%         3,721    7.776194         28,935     -13.26%

                                                               CONTRACT                   UNIT        CONTRACT          TOTAL
                                                            EXPENSE RATE*    UNITS     FAIR VALUE  OWNERS' EQUITY      RETURN**
                                                            -------------  ---------  -----------  --------------   ----------------
                                                                 1.10%        11,315    7.769635         87,913     -13.30%
                                                                 1.20%        42,682    7.756523        331,064     -13.39%
                                                                 1.25%        26,224    7.749987        203,236     -13.43%
                                                                 1.30%        99,228    9.115203        904,483     -13.48%
                                                                 1.35%         7,984    7.736898         61,771     -13.52%
                                                                 1.40%            85    7.730344            657     -13.57%
                                                                 1.45%         3,611    7.723817         27,891     -13.61%
                                                                 1.50%         1,442    7.717283         11,128     -13.65%
                                                                 1.55%           641    7.710746          4,943     -13.70%
                                                                 1.60%           334    7.704221          2,573     -13.74%
                                                                 1.65%           157    7.697675          1,209     -13.79%
                                                                 1.80%            35    7.678107            269     -13.92%
        2000   ...........................................       0.95%       101,963    8.970533        914,662     -10.29% 05/01/00
                                                                 1.00%         1,523    8.967537         13,658     -10.32% 05/01/00
                                                                 1.05%         5,661    8.964557         50,748     -10.35% 05/01/00
                                                                 1.10%         3,871    8.961551         34,690     -10.38% 05/01/00
                                                                 1.20%        18,358    8.955559        164,406     -10.44% 05/01/00
                                                                 1.25%        13,854    8.952563        124,029     -10.47% 05/01/00
                                                                 1.30%        52,371   10.535005        551,729     -10.85%
                                                                 1.35%         1,201    8.946569         10,745     -10.53% 05/01/00
                                                                 1.45%           668    8.940568          5,972     -10.59% 05/01/00
                                                                 1.50%           670    8.937573          5,988     -10.62% 05/01/00
                                                                 1.60%           359    8.931577          3,206     -10.68% 05/01/00
                                                                 1.65%            44    8.928569            393     -10.71% 05/01/00
        1999   ...........................................       1.30%        17,851   11.817107        210,947      17.99%

Nationwide(R) SAT - J.P. Morgan NSAT Balanced Fund Class I
        2001   ...........................................       1.20%           795    9.695178          7,708      -3.05% 08/01/01
                                                                 1.25%            10    9.693136             97      -3.07% 08/01/01
                                                                 1.30%         7,558    9.691085         73,245      -3.09% 08/01/01

Nationwide(R) Small Cap Fund - Class A
        2001   ...........................................       0.95%           925    9.838784          9,101      -2.82%
                                                                 1.10%           406    9.813954          3,984      -2.97%
                                                                 1.20%         1,184    9.797416         11,600      -3.07%
                                                                 1.25%           314    9.789141          3,074      -3.12%
                                                                 1.30%        36,890   12.116293        446,970      -3.17%
                                                                 1.45%           146    9.756098          1,424      -3.32%
        2000   ...........................................       0.95%           207   10.124691          2,096       1.25% 05/01/00
                                                                 1.20%            16   10.107798            162       1.08% 05/01/00
                                                                 1.30%        23,625   12.512899        295,617       3.17%
        1999   ...........................................       1.30%         8,135   12.128362         98,664      17.08%
        1998   ...........................................       1.30%            45   10.359298            466       3.59% 12/23/98

Nationwide(R) Small Cap Index Fund - Class A
        2001   ...........................................       0.95%           282    9.541646          2,691       0.70%
                                                                 1.20%           237    9.511613          2,254       0.45%
                                                                 1.25%            34    9.505602            323       0.39%
                                                                 1.45%           277    9.481590          2,626       0.19%
                                                                 1.50%            16    9.475598            152       0.14%

Neuberger Berman Equity Funds(R) - Guardian Fund
  - Investor Class Shares
        2001   ...........................................       1.30%       291,417   17.277066      5,034,831      -3.13%
        2000   ...........................................       1.30%       321,714   17.835033      5,737,780      -3.13%


                                                                     (Continued)

                           NATIONWIDE VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                               CONTRACT                   UNIT        CONTRACT          TOTAL
                                                            EXPENSE RATE*    UNITS     FAIR VALUE  OWNERS' EQUITY      RETURN**
                                                            -------------  ---------  -----------  --------------   ----------------
Neuberger Berman Equity Funds(R) - Partners Fund
  - Investor Class Shares
        2001   ...........................................       1.30%       247,749   25.200975      6,243,516      -4.29%
        2000   ...........................................       1.30%       250,980   26.331332      6,608,638      -0.73%
        1999   ...........................................       1.30%       311,323   26.523895      8,257,499       6.40%
        1998   ...........................................       1.30%       374,224   24.928856      9,328,976       4.90%
        1997   ...........................................       1.30%       312,513   23.764888      7,426,836      27.55%

Neuberger Berman Equity Trust(R) - Genesis Fund
  - Trust Class Shares
        2001   ...........................................       0.95%        28,676   13.163794        377,485      11.01%
                                                                 1.00%         2,923   13.152730         38,445      10.95%
                                                                 1.10%         7,927   13.130593        104,086      10.84%
                                                                 1.20%        34,501   13.108478        452,256      10.73%
                                                                 1.25%         1,073   13.097428         14,054      10.67%
                                                                 1.30%       247,485   13.761547      3,405,776      10.62%
                                                                 1.35%         2,410   13.075325         31,512      10.56%
                                                                 1.40%           143   13.064292          1,868      10.50%
                                                                 1.45%         1,527   13.053256         19,932      10.45%
                                                                 1.50%            61   13.042221            796      10.39%
                                                                 1.55%           162   13.031183          2,111      10.33%
                                                                 1.60%           194   13.020164          2,526      10.28%
                                                                 1.65%           553   13.009140          7,194      10.22%
        2000   ...........................................       0.95%         4,295   11.858163         50,931      18.58% 05/01/00
                                                                 1.20%         3,199   11.838385         37,871      18.38% 05/01/00
                                                                 1.30%       122,582   12.440853      1,525,025      30.78%
                                                                 1.45%           437   11.818605          5,165      18.19% 05/01/00
        1999   ...........................................       1.30%        71,239    9.512964        677,694       2.66%
        1998   ...........................................       1.30%        67,525    9.266508        625,721      -7.33% 01/05/98

Neuberger Berman Equity Trust(R) - Guardian Fund
  - Trust Class Shares
        2001   ...........................................       0.95%         1,794    9.114549         16,352      -2.86%
                                                                 1.10%         6,583    9.091559         59,850      -3.01%
                                                                 1.20%        15,878    9.076231        144,112      -3.11%
                                                                 1.35%         1,241    9.053270         11,235      -3.26%
                                                                 1.40%            52    9.045625            470      -3.31%
                                                                 1.45%           659    9.037969          5,956      -3.36%
                                                                 1.50%            26    9.030327            235      -3.41%
                                                                 1.55%           358    9.022676          3,230      -3.46%
        2000   ...........................................       0.95%         1,783    9.383282         16,730      -6.17% 05/01/00
                                                                 1.10%         2,010    9.373903         18,842      -6.26% 05/01/00
                                                                 1.20%         1,872    9.367629         17,536      -6.32% 05/01/00
                                                                 1.35%           923    9.358233          8,638      -6.42% 05/01/00
                                                                 1.45%           217    9.351959          2,029      -6.48% 05/01/00
        1999   ...........................................       1.30%       379,737   18.411034      6,991,351       7.05%
        1998   ...........................................       1.30%       436,072   17.198573      7,499,816       1.02%
        1997   ...........................................       1.30%       448,443   17.024633      7,634,577      16.41%

Neuberger Berman Equity Trust(R) - Partners Fund
  - Trust Class Shares
        2001   ...........................................       0.95%         5,642    9.736446         54,933      -4.17%
                                                                 1.20%        10,148    9.695503         98,390      -4.41%
                                                                 1.25%         2,389    9.687316         23,143      -4.46%
                                                                 1.35%           242    9.670957          2,340      -4.56%
                                                                 1.45%           704    9.654616          6,797      -4.66%
        2000   ...........................................       0.95%         2,568   10.160186         26,091       1.60% 05/01/00
                                                                 1.20%         1,597   10.143232         16,199       1.43% 05/01/00

                                                               CONTRACT                   UNIT        CONTRACT          TOTAL
                                                            EXPENSE RATE*    UNITS     FAIR VALUE  OWNERS' EQUITY      RETURN**
                                                            -------------  ---------  -----------  --------------   ----------------
Neuberger Berman Limited Maturity Bond Fund(R)
  - Investor Class Shares
        2001   ...........................................       1.30%        87,855   13.629612      1,197,430       6.99%
        2000   ...........................................       1.30%        60,106   12.738631        765,668       5.32%
        1999   ...........................................       1.30%       119,912   12.095451      1,450,390       0.32%
        1998   ...........................................       1.30%        81,393   12.056542        981,318       3.29%
        1997   ...........................................       1.30%        67,262   11.672986        785,148       5.46%

Oppenheimer Capital Appreciation Fund A
        2001   ...........................................       0.95%        29,728    7.871472        234,003     -13.53%
                                                                 1.00%           378    7.866515          2,974     -13.57%
                                                                 1.05%           762    7.861558          5,991     -13.62%
                                                                 1.10%         3,682    7.856604         28,928     -13.66%
                                                                 1.20%         6,218    7.846682         48,791     -13.75%
                                                                 1.25%         3,854    7.841725         30,222     -13.79%
                                                                 1.30%           242    7.836767          1,896     -13.84%
                                                                 1.45%         3,332    7.821894         26,063     -13.97%
                                                                 1.50%           153    7.816946          1,196     -14.01%
                                                                 1.60%           169    7.807042          1,319     -14.10%
                                                                 1.70%             2    7.797137             16     -14.19%
        2000   ...........................................       1.10%           587    9.099745          5,342      -9.00% 10/02/00

Oppenheimer Global Fund A
        2001   ...........................................       0.95%        92,334    8.321785         768,384    -12.64%
                                                                 1.00%         2,520    8.314786          20,953    -12.69%
                                                                 1.05%         9,342    8.307775          77,611    -12.73%
                                                                 1.10%        24,886    8.300784         206,573    -12.77%
                                                                 1.20%        55,857    8.286766         462,874    -12.86%
                                                                 1.25%        14,297    8.279781         118,376    -12.91%
                                                                 1.30%     1,531,817    8.272774      12,672,376    -12.95%
                                                                 1.35%           716    8.265794           5,918    -13.00%
                                                                 1.40%         1,127    8.258804           9,308    -13.04%
                                                                 1.45%         5,802    8.251822          47,877    -13.09%
                                                                 1.50%           671    8.244826           5,532    -13.13%
                                                                 1.55%           770    8.237846           6,343    -13.17%
                                                                 1.60%         1,169    8.230876           9,622    -13.22%
                                                                 1.65%            95    8.223900             781    -13.26%
                                                                 1.70%             4    8.216917              33    -13.31%
                                                                 1.90%           128    8.189031           1,048    -13.49%
        2000   ...........................................       0.95%        49,595    9.525990         472,441     -4.74% 05/01/00
                                                                 1.05%        10,228    9.519639          97,367     -4.80% 05/01/00
                                                                 1.10%         6,057    9.516462          57,641     -4.84% 05/01/00
                                                                 1.20%        21,663    9.510099         206,017     -4.90% 05/01/00
                                                                 1.25%         1,368    9.506920          13,005     -4.93% 05/01/00
                                                                 1.30%       375,790   38.730878      14,554,677      2.72%
                                                                 1.35%           167    9.500554           1,587     -4.99% 05/01/00
                                                                 1.40%           336    9.497367           3,191     -5.03% 05/01/00
                                                                 1.45%         2,819    9.494192          26,764     -5.06% 05/01/00
                                                                 1.55%            56    9.487824             531     -5.12% 05/01/00
                                                                 1.60%           898    9.484634           8,517     -5.15% 05/01/00
                                                                 1.65%            22    9.481459             209     -5.19% 05/01/00
        1999   ...........................................       1.30%       315,244   37.706431      11,886,726     56.42%
        1998   ...........................................       1.30%       301,407   24.105920       7,265,693     11.24%
        1997   ...........................................       1.30%       262,844   21.669822       5,695,783     20.24%


                                                                     (Continued)

                           NATIONWIDE VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                                               CONTRACT                   UNIT        CONTRACT          TOTAL
                                                            EXPENSE RATE*    UNITS     FAIR VALUE  OWNERS' EQUITY      RETURN**
                                                            -------------  ---------  -----------  --------------   ----------------
Oppenheimer Strategic Income Fund A
        2001   ...........................................       1.25%         2,094   10.126843         21,206       2.27%
                                                                 1.45%           236   10.101298          2,384       2.06%

Phoenix-Oakhurst Balanced Fund - Class A
        2001   ...........................................       1.30%        48,287   18.006514        869,481       0.59%
        2000   ...........................................       1.30%        49,220   17.900599        881,067      -1.67%
        1999   ...........................................       1.30%        58,295   18.203902      1,061,196       9.32%
        1998   ...........................................       1.30%        47,793   16.652539        795,875      16.98%
        1997   ...........................................       1.30%        46,629   14.235004        663,764      16.80%

PIMCO Total Return Fund - Class A
        2001   ...........................................       0.95%         1,561   11.260935         17,578       7.93%
                                                                 1.10%        26,838   11.240879        301,683       7.76%
                                                                 1.20%         3,108   11.226628         34,892       7.65%
                                                                 1.25%           367   11.219503          4,118       7.60%
                                                                 1.30%         6,666   11.212375         74,742       7.55%
                                                                 1.35%            34   11.205257            381       7.49%
                                                                 1.45%           798   11.191014          8,930       7.38%
                                                                 1.50%           123   11.183903          1,376       7.33%
        2000   ...........................................       0.95%           328   10.433703          3,422       4.34% 09/29/00

Strong Advisor Common Stock Fund - Class Z
        2001   ...........................................       0.95%        48,212    9.357925        451,164      -2.64%
                                                                 1.00%         1,460    9.350053         13,651      -2.69%
                                                                 1.05%         1,017    9.342168          9,501      -2.74%
                                                                 1.10%        16,134    9.334283        150,599      -2.79%
                                                                 1.20%        20,749    9.318547        193,351      -2.89%
                                                                 1.25%        19,557    9.310678        182,089      -2.94%
                                                                 1.30%       152,755   13.653826      2,085,690      -2.99%
                                                                 1.35%           327    9.294963          3,039      -3.04%
                                                                 1.40%           263    9.287108          2,443      -3.09%
                                                                 1.45%         3,733    9.279248         34,639      -3.14%
                                                                 1.50%           138    9.271389          1,279      -3.19%
                                                                 1.60%            65    9.255699            602      -3.28%
                                                                 1.65%           350    9.247848          3,237      -3.33%
                                                                 1.70%             5    9.240007             46      -3.38%
        2000   ...........................................       0.95%        14,905    9.611802        143,264      -3.88% 05/01/00
                                                                 1.05%         1,260    9.605376         12,103      -3.95% 05/01/00
                                                                 1.20%         8,077    9.595747         77,505      -4.04% 05/01/00
                                                                 1.25%           335    9.592533          3,213      -4.07% 05/01/00
                                                                 1.30%       125,327   14.074339      1,763,895      -2.48%
                                                                 1.45%           561    9.579686          5,374      -4.20% 05/01/00
        1999   ...........................................       1.30%        69,558   14.432187      1,003,874      38.53%

Strong Advisor Mid Cap Growth Fund - Class Z
        2001   ...........................................       1.10%           145    5.288522            767     -31.63%
                                                                 1.20%         1,874    5.281823          9,898     -31.70%
                                                                 1.25%           552    5.278481          2,914     -31.73%
                                                                 1.45%           168    5.265101            885     -31.87%
        2000   ...........................................       1.10%           530    7.734681          4,099     -22.65% 10/02/00

Strong Growth and Income Fund
        2001   ...........................................       0.95%         1,349    6.908161          9,319     -20.83%
                                                                 1.20%           436    6.886394          3,002     -21.03%
                                                                 1.45%         1,008    6.864646          6,920     -21.23%

                                                               CONTRACT                   UNIT        CONTRACT          TOTAL
                                                            EXPENSE RATE*    UNITS     FAIR VALUE  OWNERS' EQUITY      RETURN**
                                                            -------------  ---------  -----------  --------------   ----------------
Strong Large Cap Growth Fund
        2001   ...........................................       1.30%       139,555   24.126803      3,367,016     -33.16%
        2000   ...........................................       1.30%       151,240   36.094318      5,458,905     -14.53%
        1999   ...........................................       1.30%       115,792   42.228152      4,889,682      57.67%
        1998   ...........................................       1.30%        75,602   26.782090      2,024,780      30.33%
        1997   ...........................................       1.30%        78,495   20.549313      1,613,018      22.56%

Templeton Foreign Fund - Class A
        2001   ...........................................       0.95%        31,517    9.556122        301,180      -8.80%
                                                                 1.00%           224    9.548082          2,139      -8.85%
                                                                 1.05%           333    9.540038          3,177      -8.89%
                                                                 1.10%         1,214    9.531995         11,572      -8.94%
                                                                 1.20%         4,980    9.515922         47,389      -9.03%
                                                                 1.25%            75    9.507892            713      -9.08%
                                                                 1.30%       315,446   15.162264      4,782,876      -9.13%
                                                                 1.35%         1,245    9.491838         11,817      -9.17%
                                                                 1.45%         1,670    9.475781         15,825      -9.27%
                                                                 1.60%            30    9.451747            284      -9.40%
        2000   ...........................................       0.95%         1,691   10.478436         17,719       4.78% 05/01/00
                                                                 1.05%         3,509   10.471444         36,744       4.71% 05/01/00
                                                                 1.20%         1,920   10.460943         20,085       4.61% 05/01/00
                                                                 1.30%       329,717   16.685027      5,501,337      -4.91%
                                                                 1.35%         1,742   10.450451         18,205       4.50% 05/01/00
                                                                 1.45%           117   10.443442          1,222       4.43% 05/01/00
        1999   ...........................................       1.30%       334,228   17.547470      5,864,856      37.40%
        1998   ...........................................       1.30%       318,666   12.770793      4,069,618      -6.12%
        1997   ...........................................       1.30%       354,769   13.604014      4,826,282       5.26%
2001 Reserves for annuity contracts in payout phase:
    Tax qualified   .............................................................................       112,595
2001 Contract owners' equity  ...................................................................  $321,523,190
                                                                                                   ============
2000 Reserves for annuity contracts in payout phase:
    Tax qualified   .............................................................................       154,338
2000 Contract owners' equity  ...................................................................  $358,914,405
                                                                                                   ============
Reserves for annuity contracts in payout phase:
    Tax qualified   .............................................................................       225,036
1999 Contract owners' equity  ...................................................................  $360,275,782
                                                                                                   ============
1998 Reserves for annuity contracts in payout phase:
    Tax qualified   .............................................................................       247,310
1998 Contract owners' equity  ...................................................................  $227,225,953
                                                                                                   ============
1997 Reserves for annuity contracts in payout phase:
    Tax qualified   .............................................................................       211,551
1997 Contract owners' equity  ...................................................................  $163,554,726
                                                                                                   ============

* This represents the contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

** This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the period.

                          Independent Auditors' Report


The Board of Directors of Nationwide Life Insurance Company and
   Contract Owners of Nationwide Variable Account:

         We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide Variable Account (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2001, and the related statements of operations and changes in contract owners' equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

         We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

         In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2001, and the results of its operations, changes in contract owners' equity, and financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.



KPMG LLP
Columbus, Ohio
February 20, 2002

                     [ THIS PAGE LEFT BLANK INTENTIONALLY ]

NATIONWIDE LIFE INSURANCE COMPANY                                    Bulk Rate
HOME OFFICE: ONE NATIONWIDE PLAZA - COLUMBUS, OHIO 43215-2220      U.S. Postage
                                                                     P A I D
                                                                  Columbus, Ohio
                                                                  Permit No. 521
Nationwide(R) is a registered federal service mark of Nationwide Mutual Insurance Company